UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)

522 Fifth Avenue NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 Fifth Avenue NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	6/30/07

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (89.3%)
Agency Adjustable Rate Mortgages (5.6%)
Federal Home Loan Mortgage Corp.,
3.53%, 5/1/34	$2,064	$2,003
5.58%, 11/1/36	11,079	11,038
5.64%, 4/1/37	30,981	30,876
5.79%, 1/1/37	19,583	19,497
Federal National Mortgage Association,
4.88%, 5/1/35	4,086	4,045
4.50%, 8/1/18	355	339
5.03%, 3/1/37	5,223	5,182
5.50%, 3/1/17	363	359
5.67%, 6/1/34	28	28
5.74%, 12/25/08	51	51
5.82%, 5/1/37	15,360	15,399
6.06%, 4/1/37	29,155	29,388
7.50%, 4/1/36	27,284	28,346
Government National Mortgage Association,
5.75%, 7/20/25 - 9/20/27	3,778	3,817
6.13%, 10/20/25 - 12/20/27	5,134	5,204
6.38%, 5/20/24 - 2/20/28	23,238	23,530
		179,102
Agency Fixed Rate Mortgages (23.8%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 4/1/08 - 7/1/08	3	4
8.25%, 11/1/07 - 7/1/08	@—	@—
8.75%, 4/1/08	1	1
9.00%, 10/1/16	19	21
9.50%, 10/1/16 - 3/1/20	907	986
10.00%, 1/1/09 - 12/1/20	2,195	2,390
10.25%, 1/1/09 - 12/1/11	13	13
10.50%, 11/1/08 - 12/1/20	1,016	1,104
11.00%, 2/1/11 - 9/1/20	627	688
11.25%, 6/1/10 - 12/1/15	9	10
11.50%, 12/1/09 - 9/1/19	418	450
11.75%, 8/1/14 - 4/1/15	34	37
12.00%, 10/1/09 - 7/1/20	457	505
12.50%, 10/1/09 - 6/1/15	38	44
13.00%, 9/1/10 - 11/1/13	2	2
13.50%, 2/1/10	1	1
Gold Pools:
6.00%, 10/1/28 - 12/1/28	492	491
6.50%, 5/1/21 - 11/1/33	5,616	5,727
7.00%, 12/1/26 - 11/1/32	16,363	16,879
7.50%, 2/1/23 - 1/1/34	32,837	34,294
8.00%, 5/1/20 - 12/1/31	14,991	15,809
8.50%, 10/1/10 - 7/1/31	36,260	38,863
9.00%, 10/1/17 - 1/1/31	3,095	3,349
9.50%, 11/1/16 - 12/1/22	1,246	1,353
10.00%, 6/1/17 - 4/1/25	842	915

10.50%, 7/1/19 - 3/1/21	328	362
11.00%, 7/1/17 - 9/1/20	205	222
11.50%, 1/1/16 - 6/1/20	114	125
12.00%, 6/1/20	283	302
12.50%, 7/1/19	8	9
Federal National Mortgage Association,
Conventional Pools:
6.00%, 4/1/13 - 1/1/29	482	485
6.50%, 6/1/15 - 6/17/34	59,181	60,270
7.00%, 12/1/12 - 5/1/36	116,356	120,393
7.50%, 10/1/12 - 7/25/37	61,255	63,963
8.00%, 10/1/07 - 4/1/33	53,320	56,223
8.50%, 12/1/08 - 5/1/32	48,989	52,645
9.00%, 6/1/18 - 4/1/26	1,263	1,360
9.50%, 7/1/16 - 4/1/30	6,338	6,896
10.00%, 10/1/12 - 11/1/25	5,917	6,486
10.50%, 2/1/13 - 6/1/27	1,695	1,863
10.75%, 10/1/11	5	6
11.00%, 10/1/13 - 7/1/25	382	420
11.50%, 9/1/11 - 6/1/20	853	929
12.00%, 1/1/13 - 5/1/20	308	336
12.50%, 2/1/11 - 9/1/15	431	477
July TBA
6.50%, 7/25/36	(i)47,300	47,751
7.00%, 7/25/36	(i)40,660	41,753
7.50%, 7/25/35	(i)20,500	21,205
August TBA
6.50%, 8/25/36	(i)47,950	48,362
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	29	28
6.50%, 10/15/10	22	23
7.00%, 7/15/31	152	159
8.50%, 7/15/08 - 3/15/20	1,681	1,794
9.00%, 11/15/16 - 11/15/24	9,671	10,371
9.50%, 7/15/09 - 10/15/24	22,857	24,779
10.00%, 11/15/09 - 2/15/26	34,505	38,177
10.50%, 4/15/13 - 4/15/25	7,585	8,453
11.00%, 12/15/09 - 4/15/21	9,360	10,264
11.50%, 3/15/10 - 11/15/19	640	706
12.00%, 11/15/12 - 5/15/16	1,277	1,431
12.50%, 5/15/10 - 4/15/19	95	106
13.00%, 1/15/11 - 10/15/13	40	44
13.50%, 5/15/10 - 5/15/13	37	43
		753,157
Asset Backed Corporates (0.6%)
Bear Stearns Asset Backed Securities, Inc.,
5.52%, 9/25/34	(h)108	108
GE Capital Credit Card Master Note Trust,
5.36%, 9/15/10	(h)900	901
Lehman Brothers Commercial Mortgage Trust,
5.44%, 9/15/21	(e)(h)18,317	18,328
		19,337
Collateralized Mortgage Obligations - Agency Collateral Series (1.5%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
0.63%, 3/15/24	38,974	741
1.63%, 6/17/27	179	8
2.63%, 3/15/32	178	15

2.68%, 6/15/28 - 3/15/32	4,291	133
3.18%, 9/15/30	2,212	187
3.33%, 12/15/23	3,121	383
20.38%, 11/15/07	6	@—
Inv FI IO PAC
4.22%, 3/15/08	49	@—
5.03%, 2/15/08	95	1
Inv FI IO REMIC
2.18%, 8/15/30	87	3
IO
5.00%, 6/15/17	341	34
5.50%, 1/15/29 - 8/15/30	11,191	909
6.00%, 5/1/31	1,340	312
6.50%, 4/1/28 - 5/15/33	2,202	546
7.00%, 8/15/30 - 3/1/32	4,971	1,329
7.50%, 4/1/28 - 8/1/30	2,635	801
8.00%, 10/15/12 - 6/1/31	8,342	2,130
IO PAC
1.00%, 2/15/27	4,789	137
6.00%, 4/15/32	366	53
7.00%, 9/15/27	60	16
IO REMIC
5.88%, 9/15/07	9	9
10.00%, 5/1/20 - 6/1/20	76	23
PAC
8.55%, 1/15/21	35	35
9.50%, 4/15/20	133	138
9.60%, 4/15/20	130	138
9.90%, 10/15/19	630	665
10.00%, 5/15/20 - 6/15/20	575	602
Federal National Mortgage Association,
Inv FI IO
1.08%, 7/25/34	28,793	680
2.23%, 2/17/31	541	24
2.66%, 7/18/27	910	45
2.78%, 12/25/29	16	@—
2.88%, 10/25/28	3,023	105
3.18%, 7/25/30 - 11/18/30	3,804	214
3.23%, 10/18/30	365	18
3.28%, 10/25/29	542	15
4.03%, 10/25/07	84	@—
Inv FI IO REMIC
30.76%, 9/25/20	165	260
35.16%, 9/25/22	244	251
IO
5.00%, 2/25/15	379	8
5.50%, 3/25/17 - 6/25/26	407	30
6.00%, 8/25/32 - 7/25/33	20,305	4,880
6.50%, 7/25/09 - 6/25/33	23,006	5,813
7.00%, 4/1/32 - 5/25/33	25,635	12,700
7.50%, 4/1/27 - 1/1/32	6,222	1,862
8.00%, 2/1/23 - 12/1/31	25,501	6,481
8.50%, 10/1/24 - 10/1/25	4,741	1,400
9.00%, 11/1/26	2,478	695
9.50%, 9/1/18	1	@—
460.80%, 12/25/21	@—	2
810.00%, 6/25/21	@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27	7,749	1,872

1,008.00%, 9/25/20	@—	6
1,159.20%, 7/25/21	@—	4
IO REMIC PAC
8.00%, 8/18/27	1,185	293
PAC
8.50%, 9/25/20	58	62
8.75%, 11/25/19	8	9
Government National Mortgage Association,
Inv FI IO
2.63%, 9/16/27	80	5
2.68%, 4/16/29	12,037	608
2.83%, 5/20/31	2,845	205
3.23%, 12/16/29	838	56
3.28%, 8/16/29	14,464	937
		48,889
Collateralized Mortgage Obligations - Non Agency Collateral Series (7.4%)
Banc of America Funding Corp.,
IO
1.88%, 9/20/35	(h)88,717	1,996
Countrywide Alternative Loan Trust,
IO
1.95%, 12/20/46	(h)298,705	13,639
2.09%, 2/25/37	(h)161,671	7,881
2.37%, 10/25/46	(h)145,838	6,790
3.16%, 12/20/35	(e)(h)181,225	7,956
PO
1.16%, 3/20/46	(h)131,011	5,533
1.20%, 3/20/46	(h)30,441	1,057
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.59%, 2/25/35	(h)86,780	1,695
Greenpoint Mortgage Funding Trust,
5.49%, 4/25/47	(h)28,046	28,046
5.50%, 1/25/37	(h)34,557	34,525
5.52%, 3/25/47	(h)38,526	38,632
PO
1.36%, 6/25/45	(h)72,640	1,867
GS Mortgage Securities Corp.,
IO
2.40%, 3/25/36	(e)(h)70,133	2,531
GS Mortgage Securities Corp. II,
1.00%, 8/10/45	(h)31,000	30,910
Harborview Mortgage Loan Trust,
IO
1.97%, 5/19/35	(h)149,981	3,444
2.19%, 10/20/45	(h)91,841	4,047
2.26%, 1/19/36	(h)61,015	1,525
2.32%, 3/19/37	(h)76,672	3,294
PO
1/19/36 - 10/20/45	2,183	454
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)103,950	3,248
PO
7/25/35	@—	@—
JPMorgan Chase Commercial Mortgage Securities Corp.,
1.00%	(h)(o)34,100	33,910
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	15	3

Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)27,144	2,443
		235,426
Mortgages — Other (50.4%)
Alliance Bancorp Trust,
5.56%, 7/25/37	(h)17,629	17,629
American Express Co.,
9.63%, 12/1/12	(d)(k)77	78
American Home Mortgage Assets,
5.45%, 3/25/47	(h)33,392	33,380
5.51%, 10/25/46	(h)22,540	22,589
5.55%, 5/25/46 - 9/25/46	(h)55,614	55,736
5.56%, 7/25/47	(h)26,100	26,100
American Home Mortgage Investment Trust,
5.51%, 5/25/47	(h)30,449	30,454
American Housing Trust,
9.55%, 9/25/20	773	771
Bear Stearns Mortgage Securities, Inc.,
5.48%, 12/25/36	(h)42,376	42,437
5.52%, 9/25/36	(h)27,483	27,397
5.57%, 7/25/36	(h)30,035	30,001
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
0.79%, 11/20/35	(h)291,510	7,241
5.46%, 4/25/47	(h)33,381	33,401
5.49%, 5/25/47	(h)21,892	21,925
5.50%, 6/25/47	(h)45,505	45,490
5.53%, 3/20/46	(h)16,945	16,953
5.58%, 11/20/35	(h)10,445	10,457
5.61%, 11/20/35 - 8/25/45	(h)18,057	18,078
5.71%, 12/20/35	(h)13,390	13,451
6.73%, 2/25/36	(h)24,565	24,713
7.07%, 11/25/35	(h)19,210	19,558
Countrywide Home Loan Mortgage Pass Through Trust,
5.62%, 4/25/36	(h)23,051	23,092
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(h)41,421	41,337
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)6,564	6,558
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)32,286	32,368
5.97%, 4/19/46	(h)27,331	27,340
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(d)(k)11	11
GSR Mortgage Loan Trust,
5.51%, 8/25/46	(h)33,941	33,994
Harborview Mortgage Loan Trust,
5.45%, 3/19/37	(h)33,043	33,014
5.47%, 3/19/38	(h)30,662	30,697
5.50%, 11/19/36	(h)40,520	40,387
5.51%, 1/19/38	(h)34,530	34,590
5.53%, 11/19/36	(h)35,433	35,556
5.55%, 7/19/46	(h)22,663	22,696
5.56%, 3/19/37	(h)20,950	20,994
5.57%, 7/21/36	(h)29,629	29,682
5.61%, 7/19/45	(h)4,301	4,314

5.70%, 11/19/35	(h)14,805	14,879
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)12,055	12,040
Indymac Index Mortgage Loan Trust,
5.55%, 9/25/46	(h)20,152	20,224
5.60%, 7/25/35	(h)4,577	4,587
Lehman XS Trust,
5.59%, 11/25/35	(h)26,728	26,863
Luminent Mortgage Capital, Inc.,
5.55%, 5/25/46	(h)17,056	17,081
Mastr Adjustable Rate Mortgages Trust,
5.57%, 4/25/46	(h)15,857	15,912
Residential Accredit Loans, Inc.,
5.46%, 2/25/37	(h)29,451	29,467
5.47%, 2/25/37	(h)12,314	12,299
5.48%, 2/25/37 - 3/25/47	(h)47,959	47,946
5.52%, 6/25/37 - 3/25/47	(h)56,146	56,115
5.58%, 2/25/46 - 5/25/47	(h)37,740	37,770
5.59%, 2/25/46	(h)8,535	8,556
5.62%, 6/25/37	(h)15,478	15,485
Residential Asset Securities Corp.,
5.55%, 6/25/46	(h)32,764	32,739
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	338	337
Structured Asset Investment Loan Trust,
5.55%, 7/25/36 - 8/25/36	(h)69,405	69,648
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36	(h)16,311	16,338
5.52%, 10/25/36	(h)19,261	19,315
5.59%, 4/25/36	(h)34,606	34,710
5.62%, 5/25/36	(h)9,800	9,824
5.63%, 2/25/36	(h)38,207	38,379
WaMu Mortgage Pass Through Certificates,
5.57%, 12/25/45	(h)7,712	7,724
5.58%, 10/25/45	(h)7,695	7,704
5.59%, 4/25/45	(h)13,984	14,018
5.61%, 8/25/45	(h)3,505	3,509
5.68%, 7/25/45	(h)11,552	11,593
5.97%, 5/25/46	(h)20,030	20,027
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.03%, 8/25/46	(h)31,041	31,103
5.97%, 4/25/46	(h)23,628	23,652
Zuni Mortgage Loan Trust,
5.45%, 8/25/36	(h)22,406	22,408
		1,596,722
Total Fixed Income Securities (Cost $2,922,862)		2,832,633

Shares
Preferred Stock (0.7%)
Mortgages — Other
Home Ownership Funding Corp., 13.33% (Cost $21,855)	(c)(e)153,475	21,772

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
9/07 @ $94.75	1,104	283
12/07 @ $94.75	6,855	2,228
Total Put Options Purchased (Cost $1,581)		2,511

	Face
	Amount
	(000)
Short-Term Investments (17.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.7%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)623	623
Alliance & Leicester plc,
5.33%, 7/9/07	(h)445	445
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)217	217
Bancaja,
5.36%, 7/19/07	(h)223	223
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	30	30
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)223	223
BASF AG,
5.36%, 10/22/07	(h)223	223
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)445	445
BNP Paribas plc,
5.35%, 8/20/07	(h)445	445
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)891	891
CIC, New York,
5.30%, 7/3/07	(h)312	312
CIT Group Holdings,
5.37%, 7/18/07	(h)802	802
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)445	445
Dexia Bank, New York,
5.32%, 7/2/07	(h)445	445
Dresdner Bank, London,
5.42%, 7/2/07	891	891
Ebbetts Funding, LLC,
5.32%, 7/17/07	(q)454	454
First Tennessee Bank,
5.33%, 7/17/07	(h)223	223
5.34%, 7/17/07	(h)891	891
Glitner Banki hf,
5.35%, 7/20/07	(h)448	448
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)223	223
5.50%, 7/2/07	(h)419	419
HSBC Finance Corp.,
5.33%, 7/6/07	(h)223	223
IBM Corp.,
5.29%, 7/9/07	(h)891	891
Macquarie Bank Ltd.,
5.34%, 7/3/07	(h)445	445
Marshall & Ilsley Bank,
5.37%, 12/17/07	447	447
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)267	267
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)668	668
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)445	445

National Australia Bank Ltd.,
5.31%, 7/9/07	(h)338	338
National City Bank, Cleveland,
5.32%, 7/2/07	(h)223	223
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)891	891
Nationwide Building Society,
5.44%, 9/28/07	(h)517	517
National Bank of Canada,
5.31%, 7/2/07	(h)891	891
Norinchukin Bank, New York,
5.32%, 7/26/07	891	891
Old Line Funding,
5.32%, 7/24/07	(q)444	444
Rheingold Securitization,
5.32%, 7/16/07	(q)440	440
Scaldis Capital LLC,
5.34%, 7/20/07	(q)359	359
5.34%, 7/23/07	(q)222	222
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)1,109	1,109
Skandi, New York,
5.32%, 7/9/07	(h)445	445
Societe Generale, New York,
5.30%, 7/31/07	(h)1,069	1,069
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)295	295
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)490	490
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)312	312
		21,640

Shares
Investment Company (16.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)529,251,784	529,252

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill 4.77%, 7/12/07	$ (j)(l)8,325	8,312
Total Short-Term Investments (Cost $559,205)		559,204
Total Investments + (107.7%) (Cost $3,505,503) — including $21,139 of Securities Loaned		3,416,120
Liabilities in Excess of Other Assets (-7.7%)		(244,790)
Net Assets (100%)		$3,171,330

(c)

All or a portion of security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $21,139,000. This was secured by collateral of $21,640,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held fair valued securities, each valued at $90,000, representing 0.0% of net assets.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2007.

(l)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed f or a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $116,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $5,903,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $952,437,000 and $423,185,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

@	Face Amount/Value is less than $500.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

PO	Principal Only

PAC	Planned Amortization Class

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $3,505,503,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $89,383,000 of which $12,580,000 related to appreciated securities and $101,963,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	6,896	$1,405,276	Sep-07	$(2,915)

Short:
U.S. Treasury
Short Bond	4,291	462,355	Sep-07	5,263
U.S. Treasury
5 yr. Note	2,041	212,423	Sep-07	108
U.S. Treasury
10 yr. Note	5,668	599,125	Sep-07	3,329
				$5,785

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Citigroup	5/22/17	$138,400	IRS	3 month LIBOR	fixed rate of 5.33%	$(3,503)
	5/23/17	127,400	IRS	3 month LIBOR	fixed rate of 5.37%	(2,885)
	5/29/17	50,000	IRS	3 month LIBOR	fixed rate of 5.44%	(859)
Deutsche Bank	5/24/17	147,000	IRS	3 month LIBOR	fixed rate of 5.35%	(3,540)
	5/25/17	187,875	IRS	3 month LIBOR	fixed rate of 5.39%	(3,956)
	5/29/17	326,350	IRS	3 month LIBOR	fixed rate of 5.43%	(5,893)
JPMorgan Chase	5/23/17	149,400	IRS	3 month LIBOR	fixed rate of 5.37%	(3,348)
	5/24/17	128,200	IRS	3 month LIBOR	fixed rate of 5.34%	(3,176)
	5/29/17	50,000	IRS	3 month LIBOR	fixed rate of 5.45%	(831)
Lehman Brothers	5/24/17	50,000	IRS	3 month LIBOR	fixed rate of 5.34%	(1,254)
	5/25/17	127,050	IRS	3 month LIBOR	fixed rate of 5.40%	(2,538)
						$(31,783)

IRS	— Interest Rate Swap
LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Advisory Global Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (34.8%)
Argentina (6.7%)
Government of Argentina,
5.83%, 12/31/33	$25,000		$11,169
Austria (1.6%)
Republic of Austria,
5.00%, 1/15/08	EUR	2,000	2,717
Belgium (4.2%)
Kingdom of Belgium,
5.75%, 3/28/08	5,100		6,969
France (4.4%)
Government of France B.T.A.N,
3.00%, 7/12/08	5,500		7,338
Mexico (9.1%)
Mexican Bonos,
9.50%, 12/18/14	MXN	148,305	15,140
Netherlands (4.8%)
Netherlands Government,
2.50%, 1/15/08	EUR	6,000	8,044
Turkey (4.0%)
Citigroup, Inc.,
Zero Coupon, 7/17/08	$5,035		6,665
Total Fixed Income Securities (Cost $53,763)			58,042

	No. of
	Contracts
Put Options Purchased (4.3%)
Turkey (0.4%)
Turkish Lira Put @ $1.356
expiring 5/26/08	(a)6,500	646
Switzerland (3.9%)
Swiss Franc Put @ $1.186 expiring 3/6/08	(a)206,500	6,608
Total Put Options Purchased (Cost $6,221)		7,254

	Shares
Short-Term Investment (60.3%)
Investment Company (60.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $100,812)	(p)100,811,525	100,812
Total Investments + (99.4%) (Cost $160,796)		166,108
Other Assets in Excess of Liabilities (0.6%)		1,061
Net Assets (100%)		$167,169

(a)	Non-income producing security.
(p)	The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money

Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $22,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $1,099,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $105,012,000 and $4,200,000, respectively.

EUR	Euro
MXN	Mexican Peso
+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $160,796,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,312,000 of which $5,330,000 related to appreciated securities and $18,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency				Exchange			Appreciation
to Deliver		Value	Settlement	For		Value	Depreciation
(000)		(000)	Date	(000)		(000)	(000)
EUR	18,350	$24,860	7/31/07	USD	25,039	$25,039	$179
EUR	42,024	56,960	8/14/07	USD	56,958	56,958	(2)
USD	54,191	54,191	8/14/07	JPY	6,450,000	52,683	(1,508)
		$136,011				$134,680	$(1,331)

JPY — Japanese Yen

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	Depreciation
	Contracts	(000)	Date	(000)
Long:
Euro-Schatz 2yr. (Germany)	617	$85,591	Sep-07	$(63)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premium
	No. of	Received	Value
	Contracts	(000)	(000)
Put Options Written:
Turkish Lira Put @ $1.52 expiring 5/26/08	13,000,000	$642	$(550)

Options written for the period ended June 30, 2007 were as follows:

		Total
		Premiums
	No. of	Received
	Contracts	(000)
Options Outstanding — October 1, 2006	—	$—
Options Written	27,670,000	849
Options Terminated in Closing Purchase Transactions	(14,670,000)	(207)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — June 30, 2007	13,000,000	$642

Morgan Stanley Institutional Fund Trust
Advisory Global Fixed Income Portfolio II
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (40.6%)
Austria (5.2%)
Republic of Austria,
4.00%, 7/15/09	EUR	40	$53
Belgium (25.5%)
Kingdom of Belgium,
5.75%, 3/28/08		190	260
France (5.2%)
Government of France B.T.A.N.,
3.50%, 1/12/09		40	53
Netherlands (4.7%)
Netherlands Government,
5.25%, 7/15/08		35	48
Total Fixed Income Securities (Cost $391)			414

	Shares
Short-Term Investment (50.6%)
Investment Company (50.6%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $517)	(p) 517,003	517
Total Investments + (91.2%) (Cost $908)		931
Other Assets in Excess of Liabilities (8.8%)		90
Net Assets (100%)		$1,021

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $6,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $616,000 and $99,000, respectively.

EUR Euro
+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $908,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,000 of which $23,000 related to appreciated securities and $0 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency				Exchange			Appreciation
to Deliver		Value	Settlement	For		Value	Depreciation
(000)		(000)	Date	(000)		(000)	(000)
EUR	307	$416	7/31/07	USD	419	$419	$3

USD - United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	Depreciation
	Contracts	(000)	Date	(000)
Long:
Euro Schatz 2yr. (Germany)	4	$555	Sep-07	$ @—

@	— Value is less than $500.

Morgan Stanley Institutional Fund Trust
Balanced Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (27.4%)
Agency Adjustable Rate Mortgages (1.1%)
Federal National Mortgage Association,
Conventional Pools:
5.11%, 11/1/35	$320	$314
7.45%, 5/1/36	601	616
7.49%, 8/1/36	332	342
7.50%, 7/1/36	482	494
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.62%, 1/1/37	315	315
5.75%, 1/1/37	522	523
5.84%, 4/1/37	325	329
Government National Mortgage Association,
6.13%, 11/20/25 - 12/20/27	116	118
6.37%, 2/20/25 - 1/20/28	486	493
		3,544
Agency Fixed Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	22	23
10.50%, 8/1/19 - 12/1/19	75	83
11.00%, 5/1/20 - 9/1/20	35	38
12.00%, 3/1/15	30	33
Gold Pools:
7.50%, 8/1/20 - 11/1/32	452	472
8.00%, 2/1/21 - 8/1/31	387	408
9.50%, 12/1/22	32	35
10.00%, 12/1/19	32	35
Federal National Mortgage Association,
Conventional Pools:
6.50%, 4/1/32 - 7/1/32	297	303
7.00%, 3/1/18 - 10/1/34	1,307	1,354
7.50%, 11/1/29 - 9/1/35	898	937
8.00%, 2/1/30 - 5/1/32	411	434
8.50%, 6/1/30 - 12/1/30	254	272
9.50%, 11/1/20 - 4/1/30	267	291
10.00%, 1/1/10 - 1/1/20	32	35
10.50%, 12/1/16 - 4/1/22	166	182
11.50%, 11/1/19	2	3
12.50%, 9/1/15	14	15
July TBA
6.50%, 7/25/36	(i)1100	1,110
7.00%, 7/25/36	(i)475	488
August TBA
6.50%, 8/25/36	(i)600	605

Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18 - 11/15/21	94	102
10.00%, 11/15/09 - 12/15/21	273	303
10.50%, 2/15/20 - 12/15/20	52	59
11.00%, 1/15/19	55	61
		7,681
Asset Backed Corporates (4.2%)
ACE Securities Corp.,
5.64%, 5/25/34	(h)53	54
American Express Credit Account Master Trust,
5.32%, 10/15/12	(h)325	325
Argent Securities, Inc.,
5.37%, 10/25/36	(h)359	359
Bear Stearns Asset Backed Securities, Inc.,
5.52%, 9/25/34	(h)43	43
5.54%, 3/25/35	(h)77	77
Capital Auto Receivables Asset Trust,
5.33%, 11/15/11	(h)400	400
5.38%, 7/20/10 - 5/15/11	(h)1,100	1,100
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(h)351	352
5.47%, 9/25/35	(h)22	22
Citibank Credit Card Issuance Trust,
5.35%, 3/22/12	(h)400	400
Countrywide Asset Backed Certificates,
5.47%, 7/25/25	(h)178	178
First Franklin Mortgage Loan Asset Backed Certificates,
5.37%, 7/25/36 - 3/25/37	(h)601	601
5.39%, 2/25/36	(h)194	194
5.44%, 10/25/35	(h)198	198
Ford Credit Auto Owner Trust,
5.33%, 4/15/10	(h)750	750
Fremont Home Loan Owner Trust,
5.37%, 10/25/36	(h)364	364
GE Capital Credit Card Master Note Trust,
5.36%, 9/15/10	(h)350	350
GE Dealer Floorplan Master Note Trust,
5.40%, 7/20/09	(h)625	625
GSAMP Trust,
5.39%, 1/25/37	(h)293	293
5.44%, 3/25/47	(h)411	411
Lehman Brothers Commercial Mortgage Trust,
5.44%, 9/15/21	(h)211	211
MBNA Credit Card Master Note Trust,
5.46%, 2/16/10	(h)500	501
MBNA Master Credit Card Trust,
7.80%, 10/15/12	900	960
RAAC Series,
5.42%, 9/25/45	(h)129	129
Residential Asset Mortgage Products, Inc.,
5.39%, 6/25/29	(h)341	342
Residential Asset Securities Corp.,
5.43%, 2/25/30	(h)335	335
Securitized Asset Backed Receivables, LLC Trust,
5.39%, 12/25/35	(h)101	101
5.43%, 2/25/37	(h)369	369
5.46%, 8/25/47	375	375

SLM Student Loan Trust,
5.32%, 10/25/14	(h)654	655
Soundview Home Equity Loan Trust,
5.40%, 1/25/37 - 6/25/37	(h)594	594
5.43%, 2/25/37	(h)349	349
Structured Asset Securities Corp.,
5.41%, 4/25/37 - 6/25/37	(h)650	651
5.44%, 1/25/37	(e)(h)302	302
5.52%, 6/25/35	(h)40	40
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	100	98
		13,108
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.23%, 10/15/29	(h)45	1
20.37%, 11/15/07	(h)1	@—
Inv FI IO PAC
4.22%, 3/15/08	(h)10	@—
5.03%, 2/15/08	(h)19	@—
IO
5.00%, 6/15/17	259	26
6.50%, 3/15/33	157	40
7.50%, 12/1/29	105	34
8.00%, 1/1/28 - 6/1/31	32	8
Federal National Mortgage Association,
Inv FI IO
1.39%, 3/25/36	(h)1,920	40
2.23%, 2/17/31	(h)400	18
3.28%, 3/18/30	(h)16	@—
4.03%, 10/25/07	(h)17	@—
IO
5.00%, 2/25/15	159	4
5.50%, 6/25/26	8
6.00%, 8/25/32 - 7/25/33	147	33
6.50%, 6/1/31 - 6/25/33	305	79
7.00%, 4/25/33	101	28
8.00%, 4/1/24 - 12/1/31	380	95
9.00%, 11/1/26	41	11
IO PAC
8.00%, 8/18/27	86	21
Government National Mortgage Association,
Inv FI IO
2.68%, 4/16/29	(h)220	11
3.28%, 8/16/29	(h)127	7
		456
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.2%)
Bear Stearns Structured Products, Inc.,
1.47%, 7/27/36	(e)5,938	226
1.56%, 1/27/37	(e)8,197	302
2.13%, 3/27/36	(e)4,459	191
IO
0.49%, 5/25/37	(e)7,137	301
1.89%, 6/26/36	(e)6,464	251
Countrywide Alternative Loan Trust,
2.27%, 2/25/47	(e)4,298	219
IO
1.16%, 3/20/46	1,782	75

1.95%, 12/20/46	3,650	167
2.05%, 12/20/35	(e)2,082	53
2.09%, 2/25/37	1,932	94
2.12%, 3/20/47	(h)3,193	170
3.16%, 12/20/35	(e)(h)2,434	107
Countrywide Alternative Loan Trust,
2.23%, 5/25/47	2,067	109
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.59%, 2/25/35	1,738	34
Greenpoint Mortgage Funding Trust,
IO
0.93%, 8/25/45	1,028	31
1.91%, 10/25/45	1,329	39
GS Mortgage Securities Corp. II,
1.00%, 8/10/45	425	424
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	1,410	32
1.97%, 5/19/35	1,973	45
2.32%, 3/19/37	1,706	73
PO
3/19/37	1	1
Harborview NIM Corp.,
Zero Coupon, 10/20/45	(e)(h)311	181
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)1,219	38
JPMorgan Chase Commercial Mortgage Securities Corp.,
1.00%	(o)450	447
Residential Accredit Loans, Inc.,
2.06%, 3/25/47	2,268	125
		3,735
Finance (1.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)265	272
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	80	79
AXA Financial, Inc.,
6.50%, 4/1/08	60	60
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)100	99
6.30%, 5/10/17	(e)45	44
Catlin Insurance Co. Ltd.,
7.25%	(e)(h)(o)100	95
CIT Group, Inc.,
3.65%, 11/23/07	80	79
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	165	162
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)290	336
General Electric Capital Corp.,
4.25%, 12/1/10	80	77
Goldman Sachs Capital II,
5.79%	(h)(o)185	181
HSBC Finance Corp.,
5.88%, 2/1/09	345	347

JPMorgan Chase & Co.,
7.00%, 11/15/09	255	264
Marshall & Ilsley Bank,
3.80%, 2/8/08	190	188
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)200	198
MBNA Corp.,
5.79%, 5/5/08	(h)140	141
Nationwide Building Society,
4.25%, 2/1/10	(e)155	150
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	100	103
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	90	90
Residential Capital Corp.,
6.38%, 6/30/10	230	227
SLM Corp.,
4.00%, 1/15/10	120	112
St. Paul Travelers Cos., Inc. (The),
5.01%, 8/16/07	125	125
Two-Rock Pass Through Trust,
6.30%	(e)(h)(o)100	98
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)230	230
USB Capital IX,
6.19%	(h)(o)195	197
Wachovia Capital Trust Ill,
5.80%	(h)(o)360	359
Washington Mutual Preferred Funding II,
6.66%	(e)(o)100	96
Washington Mutual, Inc.,
8.25%, 4/1/10	175	186
World Financial Properties,
6.91%, 9/1/13	(e)245	253
Xlliac Global Funding,
4.80%, 8/10/10	(e)155	152
		5,000
Industrials (1.5%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)100	102
AT&T Corp.,
8.00%, 11/15/31	160	191
AT&T, Inc.,
6.15%, 9/15/34	70	67
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	50	48
7.13%, 6/15/12	125	132
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	30	30
5.43%, 8/20/07	(h)150	150
Clorox Co.,
5.48%, 12/14/07	(h)140	140
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	40	41
ConAgra Foods, Inc.,
7.00%, 10/1/28	45	47
8.25%, 9/15/30	55	65

Consumers Energy Co.,
4.00%, 5/15/10	30	29
4.80%, 2/17/09	80	79
Cooper Industries, Inc.,
5.25%, 11/15/12	105	103
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	100	98
6.04%, 12/10/28	(e)109	106
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	(c)65	82
Delhaize America, Inc.,
9.00%, 4/15/31	139	169
Echostar DBS Corp.,
6.38%, 10/1/11	145	143
FBG Finance Ltd.,
5.13%, 6/15/15	(e)115	108
Ford Motor Credit Co.,
7.25%, 10/25/11	110	106
France Telecom S.A.,
8.50%, 3/1/31	120	151
General Motors Acceptance Corp.,
6.88%, 9/15/11	365	359
Home Depot, Inc. (The),
5.48%, 12/16/09	(h)170	170
Hospira, Inc.,
5.84%, 3/30/10	(h)150	151
ICI Wilmington, Inc.,
4.38%, 12/1/08	65	64
Interpublic Group of Companies, Inc.,
6.25%, 11/15/14	70	65
Lenfest Communications, Inc.,
7.63%, 2/15/08	180	182
LG Electronics, Inc.,
5.00%, 6/17/10	(e)80	78
May Department Stores Co. (The),
6.70%, 7/15/34	105	98
Miller Brewing Co.,
4.25%, 8/15/08	(e)110	108
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	(c)80	80
9.63%, 9/15/11	30	31
Sara Lee Corp.,
6.13%, 11/1/32	85	76
Sprint Capital Corp.,
8.75%, 3/15/32	15	17
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)154	159
Telecom Italia Capital S.A.,
4.00%, 1/15/10	155	149
Telefonica Europe BV,
8.25%, 9/15/30	125	146
Time Warner, Inc.,
5.59%, 11/13/09	(h)210	210
Union Pacific Corp.,
6.63%, 2/1/08	45	45
6.79%, 11/9/07	35	35

Viacom, Inc.,
6.88%, 4/30/36	110	107
WellPoint, Inc.,
3.75%, 12/14/07	30	30
Yum! Brands, Inc.,
8.88%, 4/15/11	70	77
		4,624
Mortgages — Other (7.4%)
Alliance Bancorp.,
5.56%, 7/25/37	(h)398	398
American Home Mortgage Assets,
5.45%, 3/25/47	(h)460	460
5.51%, 10/25/46 - 2/25/47	(h)1,164	1,165
5.52%, 8/25/47	600	600
5.55%, 9/25/46	(h)444	446
American Home Mortgage Investment Trust,
5.51%, 5/25/47	(h)591	591
Banc of America Funding Corp.,
5.67%, 9/20/35	(h)154	155
Bear Stearns Mortgage Funding Trust,
5.48%, 12/25/36	(h)517	518
5.57%, 7/25/36	(h)378	377
Country Wide Alternative Loan Trust,
5.25%, 7/25/46	(e)73	73
5.48%, 2/25/47	(h)309	309
5.51%, 10/25/46 - 11/25/46	(h)642	643
5.55%, 8/25/47	(h)600	600
5.58%, 11/20/35	(h)136	136
5.59%, 7/25/46	(h)262	262
5.63%, 3/20/46	(h)261	261
6.50%, 10/25/46	(e)112	112
Countrywide Home Loan Mortgage Pass Through Trust,
5.62%, 3/25/36	(h)54	54
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(e)(h)546	545
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	140	140
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)443	444
5.97%, 4/19/46	(h)393	393
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	(h)396	398
Federal National Mortgage Association,
5.38%, 12/25/36	(h)266	265
PAC
8.50%, 9/25/20	15	16
Greenpoint Mortgage Funding Trust,
5.50%, 1/25/37	(h)361	361
5.52%, 3/25/47	(h)547	549
5.61%, 2/25/36	(h)313	313
5.64%, 3/25/36	(h)342	343
Harborview Mortgage Loan Trust,
5.41%, 1/19/38	(h)136	136
5.47%, 3/19/38	(h)359	360
5.50%, 11/19/36	462	460
5.51%, 1/19/38	(h)507	508
5.52%, 3/19/38	(h)216	216
5.53%, 11/19/36	(h)464	466

5.55%, 7/19/46	(h)309		310
5.57%, 7/21/36 - 10/19/37	(h)752		753
5.61%, 7/19/45	(h)104		104
5.70%, 11/19/35	(h)190		191
Harborview NIM Corp.,
6.41%, 7/22/36 - 3/19/38	(e)265		264
Indymac Index Mortgage Loan Trust,
5.42%, 2/25/37	(h)363		364
5.44%, 7/25/46	(h)525		527
5.57%, 6/25/46	(h)418		420
Luminent Mortgage Capital, Inc.,
5.56%, 4/25/36	(h)243		244
5.57%, 5/25/36	(h)231		232
Mastr Adjustable Rate Mortgages Trust,
5.43%, 5/25/47	(h)423		423
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 8/25/35	(h)59		59
Residential Accredit Loans, Inc.,
2.42%, 5/25/47	(e)(h)4,575		264
5.48%, 2/25/47	(h)484		484
5.48%, 3/25/47	(e)(h)665		664
5.51%, 12/25/36	(h)410		408
5.52%, 6/25/37	(h)795		796
5.55%, 5/25/46	(h)196		196
5.58%, 2/25/46	(h)127		128
5.59%, 2/25/46	(h)126		127
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	4		4
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36	(h)115		116
5.52%, 10/25/36	(h)320		321
5.55%, 7/25/36 - 8/25/36	(h)887		889
5.59%, 4/25/36	(h)422		423
Wamu Alternative Mortgage Pass Through Certificates,
5.42%, 5/25/46	(h)30		30
5.51%, 7/25/46	(h)174		174
5.97%, 4/25/46	(h)317		317
Washington Mutual, Inc.,
5.57%, 11/25/45 - 12/25/45	(h)258		259
5.58%, 10/25/45	(h)95		95
5.59%, 4/25/45	(h)175		175
5.61%, 8/25/45	(h)45		45
Zuni Mortgage Loan Trust,
5.45%, 8/25/36	(h)264		264
			23,143
Sovereign (0.3%)
Citigroup, Inc.,
Zero Coupon, 7/17/08	70		93
Government of Argentina,
5.83%, 12/31/33	280		125
Government of Japan,
0.30%, 3/20/08	JPY	85,000	688
United Mexican States
9.50%, 12/18/14	MXN	2,090	213
			1,119

U.S. Treasury Securities (7.0%)
U.S. Treasury Bonds,
6.13%, 8/15/29	$ (c)25	28
6.25%, 5/15/30	(c)8,490	9,706
7.25%, 8/15/22	(c)4,600	5,570
8.13%, 8/15/19	(c)2,100	2,656
U.S. Treasury Notes,
2.63%, 5/15/08	(c)3,000	2,940
3.88%, 2/15/13	(c)1,170	1,112
		22,012
Utilities (0.4%)
Arizona Public Service Co.,
5.80%, 6/30/14	110	109
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	35	34
Consolidated Natural Gas Co.,
6.25%, 11/1/11	45	46
Detroit Edison Co.,
6.13%, 10/1/10	60	61
Entergy Gulf States, Inc.,
3.60%, 6/1/08	45	44
5.76%, 12/1/09	(h)75	75
6.11%, 12/8/08	(e)(h)105	105
Kinder Morgan Finance Co.,
5.70%, 1/5/16	125	116
NiSource Finance Corp.,
5.93%, 11/23/09	(h)85	85
Ohio Power Corp.,
6.00%, 6/1/16	110	110
Plains All American Pipeline LP,
6.70%, 5/15/36	110	111
PSEG Energy Holdings LLC,
8.63%, 2/15/08	(c)65	66
Texas Eastern Transmission LP,
7.00%, 7/15/32	70	77
TXU Energy Co. LLC,
7.00%, 3/15/13	70	72
Union Electric Company,
6.40%, 6/15/17	100	102
Wisconsin Electric Power Co.,
3.50%, 12/1/07	30	30
		1,243
Total Fixed Income Securities (Cost $87,873)		85,665

	Shares
Common Stocks (59.8%)
Aerospace & Defense (1.4%)
Boeing Co.	9,450	909
General Dynamics Corp.	3,800	297
Honeywell International, Inc.	10,200	574
Lockheed Martin Corp.	4,450	419
Northrop Grumman Corp.	4,000	311
Raytheon Co.	16,200	873
Rockwell Collins, Inc.	1,200	85
United Technologies Corp.	11,800	837
		4,305
Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	17,546	922
Expeditors International Washington, Inc.	15,600	644
FedEx Corp.	1,850	205

United Parcel Service, Inc.	7,000	511
		2,282
Airlines (0.0%)
Southwest Airlines Co.	6,150	92
Automobiles (0.1%)
Honda Motor Co., Ltd. ADR	9,410	342
Beverages (0.9%)
Anheuser-Busch Cos., Inc.	5,538	289
Brown-Forman Corp., Class B	600	44
Coca-Cola Co. (The)	32,670	1,709
Coca-Cola Enterprises, Inc.	2,803	67
Pepsi Bottling Group, Inc.	1,440	48
PepsiCo., Inc.	11,625	754
		2,911
Biotechnology (0.6%)
Amgen, Inc.	(a)11,960	661
Applera Corp. - Applied Biosystems Group	8,010	245
Biogen Idec, Inc.	(a)3,336	178
Genentech, Inc.	(a)8,525	645
Genzyme Corp.	(a)1,600	103
Gilead Sciences, Inc.	(a)5,200	202
		2,034
Building Products (0.1%)
American Standard Cos., Inc.	3,350	198
Masco Corp.	8,150	232
		430
Capital Markets (1.6%)
Bank of New York Co., Inc.	(a)2,990	124
Bear Stearns Cos., Inc. (The)	1,400	196
Charles Schwab Corp. (The)	45,291	929
Fortress Investment Group, LLC	1,726	41
Franklin Resources, Inc.	4,580	607
Goldman Sachs Group, Inc.	3,870	839
Lehman Brothers Holdings, Inc.	5,574	415
Mellon Financial Corp.	1,740	77
Merrill Lynch & Co., Inc.	16,960	1,417
Northern Trust Corp.	570	37
State Street Corp.	2,380	163
		4,845
Chemicals (0.6%)
Bayer AG ADR	20,810	1,567
E.I. du Pont de Nemours & Co.	8,190	416
Tronox, Inc., Class B	207	3
		1,986
Commercial Banks (2.3%)
Akbank T.A.S.	113,877	633
Ameriprise Financial, Inc.	1,660	106
Bank of America Corp.	35,370	1,729
Bank Pekao S.A.	5,906	547
BB&T Corp.	750	30
Comerica, Inc.	440	26
Fifth Third Bancorp.	11,630	463
KeyCorp.	340	12
Komercni Banka A.S.	2,718	506
Marshall & Ilsley Corp.	670	32
National City Corp.	1,220	41

PNC Financial Services Group, Inc.	6,820	488
Powszechna Kasa	30,873	608
Regions Financial Corp.	1,954	65
SunTrust Banks, Inc.	510	44
Synovus Financial Corp.	1,120	34
Turkiye Garanti Bankasi A.S.	150,980	845
Turkiye Is Bankasi	124,706	584
U.S. Bancorp	3,490	115
Wachovia Corp.	3,546	182
Wells Fargo & Co.	6,140	216
		7,306
Commercial Services & Supplies (0.5%)
ACCO Brands Corp.	(a)376	9
Corporate Executive Board Co.	12,195	791
Monster Worldwide, Inc.	(a)14,626	601
		1,401
Communications Equipment (1.9%)
Alcatel-Lucent ADR	37,900	531
Avaya, Inc.	(a)3,956	67
Cisco Systems, Inc.	(a)85,574	2,383
Comverse Technology, Inc.	(a)2,000	42
Corning, Inc.	(a)15,125	387
JDS Uniphase Corp.	(a)1,795	24
Motorola, Inc.	27,012	478
QLogic Corp.	(a)2,114	35
QUALCOMM, Inc.	18,424	799
Research In Motion Ltd.	(a)5,050	1,010
Tellabs, Inc.	(a)4,500	48
		5,804
Computers & Peripherals (2.4%)
Apple, Inc.	(a)17,586	2,146
Dell, Inc.	(a)28,869	824
EMC Corp.	(a)27,550	499
Hewlett-Packard Co.	38,752	1,729
International Business Machines Corp.	19,015	2,001
Lexmark International, Inc., Class A	(a)1,215	60
Network Appliance, Inc.	(a)3,629	106
Sun Microsystems, Inc.	(a)46,134	243
		7,608
Construction Materials (0.2%)
Cemex S.A.B. de C.V. ADR	(a)16,934	625
Consumer Finance (0.8%)
American Express Co.	39,218	2,400
Capital One Financial Corp.	1,673	131
SLM Corp.	300	17
		2,548
Distributors (0.2%)
Li & Fung Ltd.	158,000	569
Diversified Financial Services (3.2%)
Brookfield Asset Management, Inc.	65,925	2,630
Chicago Mercantile Exchange Holdings, Inc.	1,193	638
Citigroup, Inc.	56,425	2,894
JPMorgan Chase & Co.	51,746	2,507
Moody’s Corp.	22,032	1,370
		10,039

Diversified Telecommunication Services (0.6%)
AT&T, Inc.	420	18
Embarq Corp.	4,725	299
France Telecom S.A. ADR	13,070	359
Qwest Communications International, Inc.	(a)100	1
Verizon Communications, Inc.	29,634	1,220
		1,897
Electric Utilities (1.3%)
AES Corp. (The)	(a)3,300	72
American Electric Power Co., Inc.	17,950	808
CEZ 2	10,955	565
Consolidated Edison, Inc.	1,000	45
Edison International	1,400	79
Entergy Corp.	10,045	1,078
Exelon Corp.	3,300	240
FirstEnergy Corp.	9,350	605
FPL Group, Inc.	2,400	136
PPL Corp.	2,000	94
Progress Energy, Inc.	1,000	46
Southern Co. (The)	3,900	134
TXU Corp.	2,800	188
		4,090
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	1,100	63
Emerson Electric Co.	9,100	426
Rockwell Automation, Inc.	1,000	69
		558
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)5,918	227
Jabil Circuit, Inc.	3,052	67
Molex, Inc.	1,550	47
Sanmina-SCI Corp.	(a)5,348	17
Solectron Corp.	(a)12,249	45
		403
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	3,660	308
BJ Services Co.	3,080	87
Halliburton Co.	9,568	330
Nabors Industries Ltd.	(a)2,900	97
Schlumberger Ltd.	18,930	1,608
Transocean, Inc.	(a)2,990	317
		2,747
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	24,133	1,412
CVS Caremark Corp.	3,840	140
Kroger Co. (The)	12,958	365
Rite Aid Corp.	(a)13,700	87
Safeway, Inc.	2,002	68
SUPERVALU, Inc.	419	19
Sysco Corp.	3,090	102
Tesco plc	25,460	641
Wal-Mart Stores, Inc.	38,964	1,875
Walgreen Co.	4,889	213
		4,922
Food Products (1.2%)
Archer-Daniels-Midland Co.	4,402	146
Cadbury Schweppes plc ADR	12,740	692

Campbell Soup Co.	2,520	98
ConAgra Foods, Inc.	12,961	348
General Mills, Inc.	2,467	144
Heinz (H.J.) Co.	2,559	121
Hershey Co. (The)	1,828	93
Kellogg Co.	2,593	134
Kraft Foods, Inc., Class A	26,380	930
Sara Lee Corp.	5,478	95
Unilever N.V. (NY Shares)	23,370	725
W.M. Wrigley Jr. Co.	1,471	81
		3,607
Gas Utilities (0.0%)
Sempra Energy	1,000	59
Health Care Equipment & Supplies (1.5%)
Bard (C.R.), Inc.	2,100	174
Bausch & Lomb, Inc.	700	49
Baxter International, Inc.	9,250	521
Becton Dickinson & Co.	3,970	296
Biomet, Inc.	3,890	178
Boston Scientific Corp.	(a)40,285	618
Dade Behring Holdings, Inc.	13,023	692
Hospira, Inc.	(a)1,177	46
Medtronic, Inc.	19,020	986
Millipore Corp.	(a)400	30
St. Jude Medical, Inc.	(a)6,520	270
Stryker Corp.	6,520	411
Thermo Fisher Scientific, Inc.	(a)1,762	91
Waters Corp.	(a)640	38
Zimmer Holdings, Inc.	(a)3,880	329
		4,729
Health Care Providers & Services (1.6%)
Aetna, Inc.	9,840	486
AmerisourceBergen Corp.	3,980	197
Cardinal Health, Inc.	6,660	470
CIGNA Corp.	14,970	782
Express Scripts, Inc.	(a)5,000	250
Health Management Associates, Inc., Class A	4,200	48
Humana, Inc.	(a)2,500	152
IMS Health, Inc.	4,400	141
Manor Care, Inc.	1,000	65
McKesson Corp.	4,510	269
Medco Health Solutions, Inc.	(a)3,917	306
Quest Diagnostics, Inc.	3,200	165
Tenet Healthcare Corp.	(a)7,000	46
UnitedHealth Group, Inc.	19,380	991
WellPoint, Inc.	(a)8,800	703
		5,071
Hotels Restaurants & Leisure (1.3%)
Accor S.A.	7,195	640
Carnival Corp.	200	10
Harrah’s Entertainment, Inc.	50	4
Marriott International, Inc., Class A	14,662	634
McDonald’s Corp.	19,408	985
Starbucks Corp.	(a)24,775	650
Starwood Hotels & Resorts Worldwide, Inc.	100	7
Wynn Resorts Ltd.	12,280	1,101
Yum! Brands, Inc.	400	13
		4,044

Household Products (1.3%)
Clorox Co.	2,517	156
Colgate Palmolive Co.	6,092	395
Kimberly-Clark Corp.	9,040	605
Procter & Gamble Co.	48,270	2,954
		4,110
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	1,000	87
Industrial Conglomerates (2.8%)
3M Co.	7,800	677
General Electric Co.	140,750	5,388
Siemens AG ADR	7,040	1,007
Textron, Inc.	1,250	137
Tyco International Ltd.	(a)49,000	1,656
		8,865
Insurance (3.1%)
ACE Ltd.	1,630	102
Aegon N.V. (NY Shares)	11,730	231
Aflac, Inc.	3,460	178
Allstate Corp. (The)	4,740	292
AMBAC Financial Group, Inc.	450	39
American International Group, Inc.	15,530	1,088
AON Corp.	1,300	55
Berkshire Hathaway, Inc., Class B	(a)333	1,200
Chubb Corp.	14,990	812
Cincinnati Financial Corp.	425	18
Hartford Financial Services Group, Inc.	8,060	794
Lincoln National Corp.	2,059	146
Loews Corp.	15,537	792
Marsh & McLennan Cos., Inc.	38,900	1,201
MBIA, Inc.	1,460	91
Metlife, Inc.	4,990	322
Principal Financial Group	2,570	150
Progressive Corp. (The)	6,240	149
Prudential Financial, Inc.	3,300	321
St. Paul Travelers Cos., Inc. (The)	19,236	1,029
XL Capital Ltd., Class A	6,740	568
		9,578
Internet & Catalog Retail (1.5%)
Amazon.com, Inc.	(a)37,264	2,549
eBay, Inc.	(a)67,123	2,160
		4,709
Internet Software & Services (1.6%)
Google, Inc., Class A	(a)6,029	3,155
Yahoo!, Inc.	(a)64,046	1,738
		4,893
IT Services (0.1%)
Automatic Data Processing, Inc.	2,100	102
Broadridge Financial Solutions, LLC	525	10
Electronic Data Systems Corp.	2,100	58
First Data Corp.	2,100	68
Paychex, Inc.	1,300	51
Western Union Co. (The)	2,100	44
		333

Machinery (0.9%)
Caterpillar, Inc.	8,100	634
Danaher Corp.	3,200	242
Deere & Co.	2,250	272
Dover Corp.	3,250	166
Eaton Corp.	1,900	177
Illinois Tool Works, Inc.	7,400	401
Ingersoll-Rand Co., Ltd., Class A	4,000	219
ITT Industries, Inc.	2,100	143
Paccar, Inc.	3,237	282
Parker Hannifin Corp.	1,500	147
		2,683
Media (1.9%)
CBS Corp., Class B	75	2
Central European Media Enterprises Ltd., Class A	(a)6,600	644
Citadel Broadcasting Corp.	12	@—
Comcast Corp., Class A	(a)23,574	663
Grupo Televisa S.A. ADR	46,746	1,291
Idearc, Inc.	135	5
Interpublic Group of Cos., Inc.	(a)50	1
Live Nation, Inc.	(a)263	6
McClatchy Co.	25	1
McGraw-Hill Cos., Inc. (The)	6,784	462
New York Times Co., Class A	50	1
Omnicom Group, Inc.	100	5
Time Warner, Inc.	62,403	1,313
TVN S.A.	54,982	446
Viacom, Inc.	(a)23,003	957
Walt Disney Co.	150	5
		5,802
Metals & Mining (0.5%)
Newmont Mining Corp.	12,063	471
Nucor Corp.	16,366	960
		1,431
Multi-Utilities (0.5%)
Ameren Corp.	1,000	49
Dominion Resources, Inc.	1,400	121
DTE Energy Co.	1,100	53
Duke Energy Corp.	5,928	109
KeySpan Corp.	1,100	46
PG&E Corp.	2,400	109
Public Service Enterprise Group, Inc.	1,000	88
Veolia Environnement	5,131	402
Williams Cos., Inc.	13,420	424
		1,401
Multiline Retail (0.7%)
Sears Holdings Corp.	(a)12,109	2,053
Office Electronics (0.0%)
Xerox Corp.	(a)8,454	156
Oil, Gas & Consumable Fuels (6.7%)
Anadarko Petroleum Corp.	5,240	272
Apache Corp.	3,486	284
Chevron Corp.	23,057	1,942
ConocoPhillips	27,849	2,186
Devon Energy Corp.	7,400	579
EOG Resources, Inc.	2,200	161
Exxon Mobil Corp.	67,841	5,691
Hess Corp.	2,710	160

Hugoton Royalty Trust	131	3
LUKOIL ADR	9,314	710
Marathon Oil Corp.	12,640	758
Monsanto Co.	39,077	2,639
OAO Gazprom (Registered) ADR	19,276	808
Occidental Petroleum Corp.	16,968	982
Royal Dutch Shell plc ADR	11,140	905
Spectra Energy Corp.	4,114	107
Tupras-Turkiye Petrol Rafine	30,796	739
Ultra Petroleum Corp.	29,220	1,614
Valero Energy Corp.	5,100	377
XTO Energy, Inc.	2,200	132
		21,049
Personal Products (0.1%)
Avon Products, Inc.	5,490	202
Estee Lauder Cos., Inc. (The)	5,350	243
		445
Pharmaceuticals (4.3%)
Abbott Laboratories	33,806	1,810
Allergan, Inc.	2,120	122
Bristol-Myers Squibb Co.	51,031	1,610
Eli Lilly & Co.	27,050	1,512
Forest Laboratories, Inc.	(a)2,510	115
GlaxoSmithKline plc ADR	5,700	298
Johnson & Johnson	23,160	1,427
King Pharmaceuticals, Inc.	(a)1,030	21
Merck & Co., Inc.	15,700	782
Pfizer, Inc.	69,541	1,778
Roche Holding AG ADR	6,230	553
Sanofi-Aventis ADR	4,000	161
Schering-Plough Corp.	60,860	1,853
Wyeth	25,477	1,461
		13,503
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Co.	2,100	179
CSX Corp.	3,800	171
Norfolk Southern Corp.	2,350	124
Union Pacific Corp.	1,550	178
		652
Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.	(a)4,022	58
Altera Corp.	4,329	96
Analog Devices, Inc.	3,392	128
Applied Materials, Inc.	15,963	317
Broadcom Corp., Class A	(a)4,730	138
Intel Corp.	74,066	1,760
KLA-Tencor Corp.	2,010	110
Linear Technology Corp.	2,658	96
LSI Logic Corp.	(a)460	3
Maxim Integrated Products, Inc.	3,114	104
Micron Technology, Inc.	(a)31,856	399
National Semiconductor Corp.	4,106	116
Novellus Systems, Inc.	(a)1,828	52
NVIDIA Corp.	(a)3,800	157
Teradyne, Inc.	(a)1,455	26
Texas Instruments, Inc.	15,978	601
Xilinx, Inc.	3,160	85
		4,246

Software (0.5%)
Accelr8 Technology Corp.	(a)233
Adobe Systems, Inc.	(a)1,400	56
Electronic Arts, Inc.	(a)900	43
Microsoft Corp.	19,800	584
NCR Corp.	(a)1,008	53
Oracle Corp.	(a)9,800	193
Symantec Corp.	(a)33,630	679
		1,608
Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	10,753	785
Home Depot, Inc.	13,000	512
Office Depot, Inc.	(a)7,172	217
		1,514
Textiles, Apparel & Luxury Goods (0.2%)
Nike, Inc., Class B	11,029	643
Thrifts & Mortgage Finance (0.4%)
Countrywide Financial Corp.	1,230	45
Fannie Mae	1,600	104
Freddie Mac	17,460	1,060
MGIC Investment Corp.	225	13
Washington Mutual, Inc.	2,010	86
		1,308
Tobacco (0.6%)
Altria Group, Inc.	23,020	1,615
Reynolds American, Inc.	1,500	98
UST, Inc.	1,012	54
		1,767
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	51
Wireless Telecommunication Services (2.2%)
America Movil S.A.B. de C.V., Class L ADR	24,335	1,507
China Mobile Ltd. ADR	9,260	499
Mobile Telesystems OJSC ADR	24,400	1,478
Sprint Nextel Corp.	54,197	1,122
Turkcell Iletisim Hizmet A.S.	94,238	636
Vimpel-Communications	15,800	1,665
		6,907
Total Common Stocks(Cost $142,415)		187,048
Investment Companies (7.3%)
iShares MSCI Emerging Markets Index Fund	61,094	8,043
iShares MSCI EMU Index Fund	100	12
iShares MSCI Hong Kong Index Fund	93,300	1,588
iShares MSCI Japan Index Fund	24,700	358
iShares MSCI Mexico Index Fund	103,133	6,358
iShares MSCI United Kingdom Index Fund	99,100	2,532
StreetTRACKS Gold Trust	(a)62,700	4,030
Total Investment Companies (Cost $16,476)		22,921

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
9/07 @ 94.75	178	46
12/07 @ 94.75	184	59
3/08 @ 94.75	66	27
Total Put Options Purchased (Cost $110)		132

Shares
Preferred Stock (0.0%)
Mortgages — Other
Home Ownership Funding Corp.,
13.33%, (Cost $92)	(e)501	71

	Face
	Amount
	(000)
Short-Term Investments (10.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (1.8%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)159	159
Alliance & Leicester plc,
5.33%, 7/9/07	(h)113	113
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)55	55
Bancaja,
5.36%, 7/19/07	(h)57	57
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	8	8
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)57	57
BASF AG,
5.36%, 10/22/07	(h)57	57
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)113	113
BNP Paribas plc,
5.35%, 8/20/07	(h)113	113
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)226	226
CIC, New York,
5.30%, 7/3/07	(h)79	79
CIT Group Holdings,
5.37%, 7/18/07	(h)204	204
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)113	113
Dexia Bank, New York,
5.32%, 7/2/07	(h)113	113
Dresdner Bank, London,
5.42%, 7/2/07	226	226
Ebbetts Funding, LLC,
5.32%, 7/17/07	(q)116	116
First Tennessee Bank,
5.33%, 7/17/07	(h)57	57
5.34%, 7/17/07	(h)227	227
Glitner Banki hf,
5.35%, 7/20/07	(h)114	114
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)57	57
5.50%, 7/2/07	(h)106	106
HSBC Finance Corp.,
5.33%, 7/6/07	(h)57	57
IBM Corp.,
5.29%, 7/9/07	(h)227	227
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)113	113

Marshall & Ilsley Bank,
5.37%, 12/17/07	114	114
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)68	68
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)170	170
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)113	113
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)86	86
National City Bank, Cleveland,
5.32%, 7/2/07	(h)57	57
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)226	226
Nationwide Building Society,
5.44%, 9/28/07	(h)131	131
National Bank of Canada,
5.31%, 7/2/07	(h)226	226
Norinchukin Bank, New York,
5.32%, 7/26/07	226	226
Old Line Funding,
5.32%, 7/24/07	(q)113	113
Rheingold Securitization,
5.32%, 7/16/07	(q)112	112
Scaldis Capital LLC,
5.34%, 7/20/07	(q)91	91
5.34%, 7/23/07	(q)56	56
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)282	282
Skandi, New York,
5.32%, 7/9/07	(h)113	113
Societe Generale, New York,
5.30%, 7/31/07	(h)272	272
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)75	75
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)125	125
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)79	79
		5,502

Shares
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)25,414,120	25,414

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.57%, 7/12/07	$ (j)(r)150	150
Total Short-Term Investments (Cost $31,066)		31,066
Total Investments + (104.6%) (Cost $278,032) — including $22,583 of Securities Loaned		326,903
Liabilities in Excess of Other Assets (-4.6%)		(14,268)
Net Assets (100%)		$312,635

(a)	Non-income producing security.

(c)

All or portion of security out on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $22,583,000. This was secured by collateral of $5,502,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $17,484,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated bases rate. The rates shown are those in effect on June 30, 2007.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $319,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $51,153,000 and $25,739,000, respectively.

(q)	The rates shown are the effective yields at the date of purchase.

(r)	Rate shown is the Yield to Maturity at June 30, 2007.

@	Value is less than $500.

ADR	American Depositary Receipt

JPY	Japanese Yen

MXN	Mexican Peso

IO	Interest Only

Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

PAC	Planned Amortization Class

PO	Principal Only

TBA	To Be Announced

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $278,032,000 and accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $48,871,000, of which $53,548,000 related to appreciated securities and $4,677,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	Depreciation
(000)		(000)	Date	(000)		(000)	(000)
EUR	551	$747	8/14/07	USD	747	$747	$ @—
USD	22,689	22,689	7/16/07	CNY	173,255	22,793	104
USD	28,928	28,928	7/16/07	CNY	219,968	28,939	11
		$52,364				$52,479	$115

CNY — China RenMinbi

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net
					Unrealized
					Appreciation
		Number of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
	Long:
	Australian Dollar
	10yr. Bond	39	$23,867	Sep-07	$3

	British Pound
	Long Gilt	23	4,791	Sep-07	(92)

	Hong Kong Dollar
	H-Shares	42	3,238	Jul-07	(67)

	MSCI	14	796	Jul-07	(20)
	Singapore

	Nasdaq 100	9	1,760	Sep-07	17
	(Equity Index)

	S&P 500 Index	3	1,137	Sep-07	6
	(U.S. Dollar)

	S&P 500 Emini	41	3,107	Sep-07	(12)
	(U.S. Dollar)

	SGX CNX Nifty	75	3,218	Sep-07	36

Short:	Japanese Yen
	TSE Topix Index	2	288	Sep-07	@—

	U.S. Treasury
	10 yr. Note	8	846	Sep-07	8

U.S. Treasury
5 yr. Note	172	17,901	Sep-07	(161)
U.S. Treasury
2 yr. Note	93	18,952	Sep-07	(33)
U.S. Treasury
Short Bond	57	6,142	Sep-07	42
				$(273)

Swap Agreements:

At June 30, 2007, the Portfolio had the following open swap agreements:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
Bank of America	3/20/2012	$220	CDS	fixed rate of 1.19%	upon the occurrence of a negative credit event(7)	$(2)
Citigroup	3/20/2012	225	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/20/2012	430	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	5/22/2017	1,850	IRS	3 month LIBOR	fixed rate at 5.33%	(47)
	5/23/2017	1,850	IRS	3 month LIBOR	fixed rate at 5.37%	(42)
	5/29/2017	2,825	IRS	3 month LIBOR	fixed rate at 5.44%	(49)
Deutsche Bank	5/25/2017	4,175	IRS	3 month LIBOR	fixed rate at 5.39%	(88)
	5/29/2017	2,750	IRS	3 month LIBOR	fixed rate at 5.42%	(50)
Goldman Sachs	6/20/2011	1,400	CDS	fixed rate of 0.75%	upon the occurrence of a negative credit event(3)	8
	12/20/2011	120	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	1
	12/20/2011	250	CDS	fixed rate of 0.16%	upon the occurrence of a negative credit event(13)	1
	12/20/2011	1,450	CDS	fixed rate of 0.75%	upon the occurrence of a negative credit event(5)	8
	3/20/2012	370	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	@—
	3/20/2012	185	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	6/20/2012	185	CDS	upon the occurrence of a negative credit event(20)	fixed rate of 0.74%	(13)
	5/24/2017	4,250	IRS	3 month LIBOR	fixed rate at 5.34%	(105)
JPMorgan Chase	6/20/2014	70	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	@—
	6/20/2014	190	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	1
	5/23/2017	1,850	IRS	3 month LIBOR	fixed rate of 5.37%	(41)
Lehman Brothers	12/20/2011	175	CDS	fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	@—
	12/20/2011	370	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	2
	12/20/2011	350	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
	3/20/2017	175	CDS	upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	(4)
						$(420)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., Zero Coupon Bond Maturing 11/17/20.

(3)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 6.

(5)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 7.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(7)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Gap, Inc., 8.80% Bond Maturing 12/15/08.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell, Inc., 7.10% Bond Maturing 4/15/28.

(20)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap
IRS	— Interest Rate Swap
LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Core Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (86.6%)
Agency Adjustable Rate Mortgages (4.2%)
Federal Home Loan Mortgage Corp.,
5.64%, 4/1/37	$1,478	$1,473
5.75%, 1/1/37	2,232	2,234
5.85%, 10/1/36	1,584	1,591
Federal National Mortgage Association,
5.25%, 3/1/37	1,457	1,451
5.38%, 12/25/36	1,185	1,182
7.45%, 5/1/36	1,326	1,359
7.48%, 7/1/36	1,219	1,253
7.50%, 7/1/36	1,538	1,576
Government National Mortgage Association,
5.75%, 8/20/25 - 9/20/27	202	205
6.13%, 10/20/27 - 12/20/27	26	26
6.38%, 2/20/25 - 1/20/28	780	789
		13,139
Agency Fixed Rate Mortgages (8.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/12 - 11/1/20	26	28
11.50%, 8/1/19	22	24
Gold Pools:
6.50%, 2/1/29 - 4/1/29	83	85
7.50%, 2/1/30 - 6/1/32	496	518
8.00%, 10/1/29 - 10/1/31	441	465
8.50%, 3/1/30 - 7/1/31	192	205
10.00%, 6/1/17 - 3/1/21	76	81
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/29 - 2/1/33	88	90
6.50%, 10/1/29	1,896	1,931
7.00%, 2/1/26 - 6/1/36	7,911	8,172
7.50%, 7/1/29 - 9/1/35	2,845	2,969
8.00%, 4/1/25 - 6/1/32	1,999	2,111
8.50%, 5/1/23 - 5/1/32	1,384	1,488
9.00%, 4/1/26	369	396
9.50%, 2/1/20 - 8/1/21	146	160
10.00%, 8/1/18 - 2/1/25	30	34
10.50%, 11/1/10 - 10/1/18	36	40
11.00%, 9/1/19 - 9/1/20	44	50
11.50%, 11/1/19	45	49
July TBA
6.50%, 7/25/36	(i)2,400	2,423
7.00%, 7/25/36	(i)2,450	2,516
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	35	37
9.50%, 12/15/17 - 12/15/21	235	253
10.00%, 9/15/18 - 4/15/25	236	260
10.50%, 11/15/14 - 2/15/25	436	489
11.00%, 12/15/09 - 7/15/20	42	46
11.50%, 4/15/13 - 8/15/13	30	32
12.00%, 12/15/12 - 3/15/14	7	8
		24,960

Asset Backed Corporates (25.8%)
American Express Credit Account Master Trust,
5.32%, 10/15/12	(h)1,425	1,426
Argent Securities, Inc.,
5.37%, 10/25/36	(h)1,590	1,591
Banc of America Securities Auto Trust,
3.99%, 8/18/09	(h)963	958
Bayview Financial Acquisition Trust,
5.43%, 11/28/36	(h)845	844
Bear Stearns Asset Backed Securities, Inc.,
5.52%, 9/25/34	(h)186	187
5.54%, 3/25/35	(h)224	224
Capital Auto Receivables Asset Trust,
5.33%, 11/15/11	(h)1,600	1,600
4.05%, 7/15/09	1,042	1,037
4.98%, 5/15/11	2,275	2,266
5.03%, 10/15/09	1,400	1,397
5.31%, 10/20/09	(e)2,700	2,699
5.38%, 7/20/10	(h)2,175	2,175
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,200	1,197
Carrington Mortgage Loan Trust,
5.47%, 9/25/35	(h)66	66
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	465	463
5.57%, 5/25/10	1,500	1,505
CIT Equipment Collateral,
3.50%, 9/20/08	112	112
5.07%, 2/20/10	1,250	1,246
Citibank Credit Card Issuance Trust,
5.35%, 3/22/12	(h)1,725	1,726
6.88%, 11/16/09	1,240	1,248
Citicorp Residential Mortgage Securities, Inc.,
5.40%, 9/25/36	(h)1,263	1,263
CNH Equipment Trust,
4.02%, 4/15/09	525	523
4.27%, 1/15/10	1,289	1,281
5.20%, 6/15/10	1,050	1,047
Countrywide Asset Backed Certificates,
5.43%, 6/25/35	(h)570	570
5.47%, 7/25/25	(h)519	520
Daimler Chrysler Auto Trust,
4.04%, 9/8/09	611	608
Fieldstone Mortgage Investment Corp.,
5.39%, 11/25/36	(h)1,762	1,763
First Franklin Mortgage Loan Asset Backed Certificates,
5.37%, 7/25/36	(h)1,185	1,186
5.39%, 2/25/36	(h)881	882
5.44%, 10/25/35	(h)542	542
Ford Credit Auto Owner Trust,
5.33%, 4/15/10	(h)3,125	3,125
4.17%, 1/15/09	292	291
5.26%, 10/15/10	2,150	2,148
Fremont Home Loan Owner Trust,
5.37%, 10/25/36	(h)1,871	1,871
GE Dealer Floorplan Master Note Trust,
5.40%, 7/20/09	(h)1,300	1,301
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)877	873
4.88%, 10/22/09	(e)1,314	1,311
GSAMP Trust,
5.39%, 1/25/37	(h)1,212	1,213
GS Auto Loan Trust,
5.37%, 12/15/10	2,300	2,301

Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	1,750	1,713
4.07%, 2/15/12	1,125	1,110
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)825	820
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	786	782
3.93%, 1/15/09	323	322
4.85%, 10/19/09	1,125	1,123
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	705	700
Lehman Brothers Floating Rate Commercial Mortgage Trust,
5.44%, 9/15/21	(e)(h)986	987
Long Beach Mortgage Loan Trust,
5.41%, 1/25/36	(h)317	318
MBNA Master Credit Card Trust USA,
7.80%, 10/15/12	1,480	1,578
National City Auto Receivables Trust,
2.88%, 5/15/11	950	936
Nationstar Home Equity Loan Trust,
6.02%, 9/25/36	(h)1,158	1,158
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	983	977
Novastar Home Equity,
5.39%, 11/25/36	(h)1,270	1,270
RAAC Series,
5.42%, 9/25/45	(h)415	415
Residential Asset Mortgage Products, Inc.,
5.39%, 6/25/29	(h)1,437	1,438
Residential Asset Securities Corp.,
5.40%, 10/25/36	(h)947	948
Securitized Asset Backed Receivables, LLC Trust,
5.43%, 2/25/37	(h)1,658	1,660
5.40%, 11/25/36	(h)1,494	1,494
5.46%, 8/25/47	1,600	1,600
SLM Student Loan Trust,
5.35%, 10/25/14	(h)2,811	2,813
Soundview Home Equity Loan Trust,
5.40%, 1/25/37	(h)1,119	1,119
5.43%, 2/25/37	(h)1,350	1,351
Structured Asset Securities Corp.,
5.41%, 6/25/37	(h)1,393	1,393
5.52%, 6/25/35	(h)117	117
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	300	294
USAA Auto Owner Trust,
3.16%, 2/17/09	81	81
3.58%, 2/15/11	1,437	1,428
3.90%, 7/15/09	423	421
Volkswagen Auto Lease Trust,
3.82%, 5/20/08	139	139
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	1,106	1,103
Wachovia Auto Owner Trust,
2.91%, 4/20/09	86	86
4.06%, 9/21/09	465	462
		80,742
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
0.63%, 3/15/24	497	9
Inv FI IO PAC
3.23%, 10/15/29	39	1
IO
5.00%, 12/15/16	1,083	101

6.00%, 5/1/31	655	153
6.50%, 4/1/28 - 5/15/33	1,221	299
8.00%, 1/1/28 - 6/1/31	73	18
Federal National Mortgage Association,
Inv FI IO
2.23%, 2/17/31	355	16
2.78%, 12/25/29	7
2.88%, 10/25/28	381	13
IO
1.39%, 3/25/36	5,550	114
6.00%, 8/25/32 - 11/25/32	958	147
6.50%, 2/25/33 - 5/25/33	1,601	390
7.00%, 4/25/33	582	160
8.00%, 4/1/24 - 12/1/31	521	129
9.00%, 11/1/26	32	9
IO PAC
8.00%, 8/18/27	31	8
Government National Mortgage Association,
Inv FI IO
2.26%, 9/16/31	75	4
2.63%, 12/16/25 - 9/16/27	655	38
3.18%, 9/20/30	81	5
3.28%, 8/16/29	418	26
		1,640
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.7%)
Countrywide Alternative Loan Trust,
IO
1.08%, 9/25/35	9,400	195
1.16%, 3/20/46	5,129	217
1.95%, 12/20/46	16,015	731
2.05%, 12/20/35	(e)6,069	155
2.09%, 2/25/37	5,475	267
2.12%, 3/20/47	13,750	733
2.17%, 8/25/46	3,803	148
2.37%, 10/25/46	9,616	448
3.16%, 12/20/35	(e)7,053	310
Greenpoint Mortgage Funding Trust,
IO
0.93%, 8/25/45	3,299	98
1.91%, 10/25/45	3,899	116
GS Mortgage Securities Corp. II,
1.00%, 8/10/45	1,775	1,770
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	3,876	88
1.97%, 5/19/35	5,649	129
2.32%, 3/19/37	4,892	210
2.44%, 7/19/46	8,764	311
PO
3/19/37	3	2
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	3,604	113
JPMorgan Chase Commercial Mortgage Securities Corp.,
1.00%	(o)1,850	1,840
Washington Mutual, Inc.,
IO
0.44%, 9/25/46	55,340	523
		8,404
Finance (7.0%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,185	1,215

American General Finance Corp.,
4.63%, 5/15/09	110	109
4.63%, 9/1/10	(c)680	662
AXA Financial, Inc.,
6.50%, 4/1/08	230	232
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	248
5.20%, 7/1/07	165	165
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)435	430
6.30%, 5/10/17	(e)180	177
Catlin Insurance Co., Ltd.,
7.25%	(e)(o)555	529
CIT Group, Inc.,
4.75%, 8/15/08	215	213
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	640	627
Farmers Exchange Capital,
7.05%, 7/15/28	(e)165	168
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)475	550
General Electric Capital Corp.,
4.25%, 12/1/10	230	222
4.75%, 9/15/14	60	57
5.88%, 2/15/12	50	51
Goldman Sachs Capital II,
5.79%	(o)790	772
HSBC Finance Corp.,
4.13%, 12/15/08	100	98
5.88%, 2/1/09	290	292
6.38%, 10/15/11	570	586
6.75%, 5/15/11	235	244
8.00%, 7/15/10	150	161
Huntington National Bank,
4.38%, 1/15/10	250	244
iStar Financial, Inc.,
5.71%, 3/9/10	(h)705	706
JPMorgan Chase & Co.,
6.00%, 2/15/09	635	641
Marshall & Ilsley Bank,
3.80%, 2/8/08	575	570
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)400	395
MBNA Corp.,
5.79%, 5/5/08	(h)615	617
Nationwide Building Society,
4.25%, 2/1/10	(e)615	597
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	273
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	260	259
Popular North American, Inc.,
5.65%, 4/15/09	310	310
Residential Capital, LLC,
5.86%, 6/9/08	(c)(h)630	624
6.38%, 6/30/10	925	913
SLM Corp.,
4.00%, 1/15/10	485	452
Sovereign Bancorp,
5.59%, 3/23/10	(h)935	936
Sovereign Bank,
4.00%, 2/1/08	100	99
St. Paul Travelers Cos., Inc. (The),
5.01%, 8/16/07	415	415

Two-Rock Pass Through Trust,
6.30%	(e)(h)(o)315	310
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)985	986
USB Capital IX,
6.19%	(o)760	766
Wachovia Capital Trust III,
5.80%	(o)1,535	1,529
Washington Mutual Preferred Funding II,
6.67%	(e)(o)300	287
Washington Mutual, Inc.,
8.25%, 4/1/10	664	707
World Financial Properties,
6.91%, 9/1/13	(e)139	143
6.95%, 9/1/13	(e)564	583
Xlliac Global Funding,
4.80%, 8/10/10	(e)630	617
		21,787
Industrials (5.2%)
America West Airlines, Inc.,
7.10%, 4/2/21	566	598
AT&T Corp.,
8.00%, 11/15/31	50	60
AT&T, Inc.,
6.15%, 9/15/34	250	240
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	208
7.13%, 6/15/12	520	547
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	263
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	110	109
5.43%, 8/20/07	(h)580	580
Clorox Co.,
5.49%, 12/14/07	(h)620	620
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	265	274
7.13%, 6/15/13	175	186
ConAgra Foods, Inc.,
7.00%, 10/1/28	120	126
8.25%, 9/15/30	(c)285	338
Consumers Energy Co.,
4.80%, 2/17/09	380	376
Cooper Industries, Inc.,
5.25%, 7/1/07	405	405
5.25%, 11/15/12	295	290
CVS/Caremark Corp.,
5.75%, 8/15/11	140	140
5.75%, 6/1/17	270	261
CVS Lease Pass Through,
6.04%, 12/10/28	(e)465	453
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	265	336
FBG Finance Ltd.,
5.13%, 6/15/15	(c)(e)490	460
Federated Department Stores, Inc.,
6.63%, 9/1/08	120	121
France Telecom S.A.,
8.50%, 3/1/31	505	636
Fred Meyer, Inc.,
7.45%, 3/1/08	450	456
Home Depot, Inc.,
5.49%, 12/16/09	(h)710	709
ICI Wilmington, Inc.,
4.38%, 12/1/08	300	295

LG Electronics, Inc.,
5.00%, 6/17/10	(e)210	205
May Department Stores Co. (The),
6.70%, 7/15/34	(c)455	424
Miller Brewing Co.,
4.25%, 8/15/08	(e)475	468
Sara Lee Corp.,
6.13%, 11/1/32	350	314
Sprint Capital Corp.,
8.75%, 3/15/32	80	90
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)358	372
Telecom Italia Capital S.A.,
4.00%, 11/15/08	115	112
4.00%, 1/15/10	535	515
Telefonica Europe B.V.,
8.25%, 9/15/30	525	612
Textron Financial Corp.,
4.13%, 3/3/08	230	228
5.13%, 2/3/11	550	545
Time Warner, Inc.,
5.59%, 11/13/09	(h)895	896
Union Pacific Corp.,
6.63%, 2/1/08	305	307
UnitedHealth Group, Inc.,
4.13%, 8/15/09	265	259
5.44%, 3/2/09	(h)365	365
Valero Energy Corp.,
3.50%, 4/1/09	345	335
Viacom, Inc.,
6.88%, 4/30/36	475	460
Vodafone Group plc,
5.45%, 12/28/07	(h)335	335
Yum! Brands, Inc.,
8.88%, 4/15/11	295	325
		16,254
Mortgages — Other (28.8%)
American Home Mortgage Assets,
5.45%, 3/25/47	(h)1,960	1,959
5.55%, 9/25/46	(h)1,332	1,338
5.58%, 10/25/46	(h)2,232	2,241
American Home Mortgage Investment Trust,
5.51%, 5/25/47	(h)1,551	1,551
Banc of America Funding Corp.,
5.67%, 9/20/35	(h)441	443
Bear Stearns Mortgage Funding Trust,
5.46%, 8/25/36	(h)1,857	1,853
5.48%, 12/25/36	(h)1,970	1,973
5.49%, 3/25/37	(h)1,726	1,729
5.50%, 10/25/36	(h)1,744	1,748
5.52%, 9/25/36	(h)2,064	2,058
5.57%, 7/25/36	(h)1,181	1,179
Countrywide Alternative Loan Trust,
5.48%, 7/25/46	(h)537	538
5.49%, 5/25/47	(h)2,058	2,061
5.57%, 10/25/46	(h)2,180	2,180
5.58%, 11/20/35	(h)389	390
5.63%, 3/20/46	(h)747	749
5.70%, 11/20/35	(h)702	706
5.71%, 12/20/35	(h)1,783	1,791
6.50%, 10/25/46	(e)466	466
6.73%, 2/25/36	(h)978	984
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(h)2,276	2,271

Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)778	777
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)1,815	1,819
5.97%, 4/19/46	(h)1,110	1,111
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(k)3	3
Greenpoint Mortgage Funding Trust,
5.49%, 4/25/47	(h)1,986	1,985
5.50%, 1/25/37	(h)1,493	1,492
5.64%, 3/25/36	(h)966	969
GS Mortgage Securities Corp. II,
6.25%, 1/25/37	(e)703	701
GSR Mortgage Loan Trust,
5.58%, 8/25/46	(h)1,758	1,764
Harborview Mortgage Loan Trust,
5.41%, 1/19/38	(h)527	528
5.45%, 3/19/37	(h)1,293	1,291
5.47%, 3/19/38	(h)1,509	1,511
5.50%, 11/19/36	(h)1,938	1,932
5.51%, 1/19/38	(h)2,183	2,187
5.52%, 3/19/38	(h)910	912
5.55%, 7/19/46	(h)990	991
5.57%, 7/21/36 - 10/19/37	(h)2,722	2,728
5.60%, 11/19/36	(h)1,898	1,908
5.61%, 7/19/45	(h)292	293
5.70%, 11/19/35	(h)543	546
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)1,019	1,018
Indymac Index Mortgage Loan Trust,
5.44%, 7/25/46	(h)1,625	1,631
5.53%, 11/25/36	(h)1,611	1,614
5.54%, 4/25/46	(h)1,466	1,468
Luminent Mortgage Trust,
5.52%, 10/25/46	(h)1,222	1,225
5.55%, 5/25/46	(h)825	826
5.56%, 4/25/36	(h)713	715
Mastr Adjustable Rate Mortgage Trust,
5.57%, 4/25/46	(h)756	758
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 8/25/35	(h)173	173
Residential Accredit Loans, Inc.,
5.48%, 3/25/47	(h)2,806	2,804
5.51%, 12/25/36	(h)1,642	1,633
5.52%, 6/25/37	(h)870	870
5.58%, 2/25/46 - 5/25/47	(h)1,699	1,700
5.59%, 2/25/46	(h)364	365
5.62%, 6/25/37	(h)820	821
5.72%, 10/25/45	(h)1,406	1,413
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36	(h)322	322
5.52%, 10/25/36	(h)1,967	1,973
5.55%, 7/25/36 - 8/25/36	(h)3,915	3,929
5.59%, 4/25/36	(h)1,234	1,238
Wamu Alternative Mortgage Pass Through Certificates,
5.03%, 8/25/46	1,107	1,109
5.97%, 4/25/46	951	952
Washington Mutual, Inc.,
5.40%, 6/25/46	(h)293	293
5.55%, 7/25/47	(h)2,775	2,777
5.57%, 11/25/45 - 12/25/45	(h)766	768
5.58%, 10/25/45	(h)285	285
5.61%, 8/25/45	(h)130	130
5.97%, 5/25/46	(h)872	872

Zuni Mortgage Loan Trust,
5.45%, 8/25/36	(h)806	806
		90,144
U.S. Treasury Security (3.2%)
U.S. Treasury Note
2.63%, 5/15/08	(c)10,000	9,800
Utilities (1.2%)
Arizona Public Service Co.,
5.80%, 6/30/14	500	494
Carolina Power & Light Co.,
5.13%, 9/15/13	340	330
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	130
Consolidated Natural Gas Co.,
6.25%, 11/1/11	175	179
Detroit Edison Co.,
6.13%, 10/1/10	295	301
Entergy Gulf States, Inc.,
3.60%, 6/1/08	320	314
5.76%, 12/1/09	(h)155	155
NiSource Finance Corp.,
5.93%, 11/23/09	(h)240	241
Ohio Power Corp.,
6.00%, 6/1/16	460	461
Plains All American Pipeline, LP,
6.70%, 5/15/36	465	467
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	223
Texas Eastern Transmission, LP,
7.00%, 7/15/32	(c)280	308
Wisconsin Electric Power Co.,
3.50%, 12/1/07	250	248
		3,851
Total Fixed Income Securities (Cost $273,149)		270,721

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
9/07 @ $94.75	167	43
12/07 @ $94.75	436	141
Total Put Options Purchased (Cost $127)		184

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $458)	(c)(e)2,975	422

	Face
	Amount
	(000)
Short-Term Investments (17.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.7%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)67	67
Alliance & Leicester plc,
5.33%, 7/9/07	(h)48	48
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)23	23
Bancaja,
5.36%, 7/19/07	(h)24	24
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	3	3
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)24	24

BASF AG,
5.36%, 10/22/07	(h)24	24
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)48	48
BNP Paribas plc,
5.35%, 8/20/07	(h)48	48
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)95	95
CIC, New York,
5.30%, 7/3/07	(h)33	33
CIT Group Holdings,
5.37%, 7/18/07	(h)86	86
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)48	48
Dexia Bank, New York,
5.32%, 7/2/07	(h)48	48
Dresdner Bank, London,
5.42%, 7/2/07	95	95
Ebbetts Funding, LLC,
5.32%, 7/17/07	(q)49	49
First Tennessee Bank,
5.33%, 7/17/07	(h)24	24
5.34%, 7/17/07	(h)95	95
Glitner Banki hf,
5.35%, 7/20/07	(h)48	48
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)24	24
5.50%, 7/2/07	(h)45	45
HSBC Finance Corp.,
5.33%, 7/6/07	(h)24	24
IBM Corp.,
5.29%, 7/9/07	(h)95	95
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)48	48
Marshall & Ilsley Bank,
5.37%, 12/17/07	48	48
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)29	29
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)72	72
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)48	48
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)36	36
National City Bank, Cleveland,
5.32%, 7/2/07	(h)24	24
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)95	95
Nationwide Building Society,
5.44%, 9/28/07	(h)55	55
National Bank of Canada,
5.31%, 7/2/07	(h)95	95
Norinchukin Bank, New York,
5.32%, 7/26/07	95	95
Old Line Funding,
5.32%, 7/24/07	(q)48	48
Rheingold Securitization,
5.32%, 7/16/07	(q)47	47
Scaldis Capital LLC,
5.34%, 7/20/07	(q)39	39
5.34%, 7/23/07	(q)24	24
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)119	119

Skandi, New York,
5.32%, 7/9/07	(h)48	48
Societe Generale, New York,
5.30%, 7/31/07	(h)115	115
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)32	32
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)53	53
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)33	33
		2,321

Shares
Investment Company (15.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)49,746,672	49,747

	Face
	Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
4.92%, 7/12/07	$ (j)1,105	1,103
Total Short-Term Investments (Cost $53,629)		53,171
Total Investments + (103.8%) (Cost $327,363) — including $12,102 of Securities Loaned		324,498
Liabilities in Excess of Other Assets (-3.8%)		(11,854)
Net Assets (100%)		$312,644

(c)

All or a portion of security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $12,102,000. This was secured by collateral of $2,321,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $10,028,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2007.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $582,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $84,617,000 and $34,870,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

@	Face Amount/Value is less than $500.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

TBA	To Be Announced

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $327,363,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,865,000 of which $857,000 related to appreciated securities and $3,722,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	376	$76,622	Sep-07	$(104)
U.S. Treasury
5 yr. Note	756	78,683	Sep-07	(676)
U.S. Treasury
Long Bond	35	3,771	Sep-07	@—

Short:
U.S. Treasury
10 yr. Note	88	9,302	Sep-07	(31)
				$(811)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Citigroup	3/20/12	$500	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	$ @—
	3/20/12	1,000	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	5/22/17	7,800	IRS	3 month LIBOR	fixed rate of 5.33%	(197)
	5/23/17	7,800	IRS	3 month LIBOR	fixed rate of 5.37%	(175)
	5/24/17	6,800	IRS	3 month LIBOR	fixed rate of 5.34%	(170)
Deutsche Bank	5/25/17	17,600	IRS	3 month LIBOR	fixed rate of 5.39%	(371)
	5/29/17	12,075	IRS	3 month LIBOR	fixed rate of 5.43%	(218)
Goldman Sachs	12/20/11	510	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	3
	12/20/11	1,050	CDS	fixed rate of 0.157%	upon the occurrence of a negative credit event(13)	5
	3/20/12	1,550	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	2
	3/20/12	780	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	(1)
	6/20/12	780	CDS	upon the occurrence of a negative credit event(20)	fixed rate of 0.74%	(57)
JPMorgan Chase	3/20/11	1,300	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event(1)	(15)
	6/20/14	280	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	2
	6/20/14	800	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	1
	3/20/17	800	CDS	upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	(19)
	5/23/17	7,800	IRS	3 month LIBOR	fixed rate of 5.37%	(177)
	5/24/17	11,200	IRS	3 month LIBOR	fixed rate of 5.34%	(277)
	5/29/17	11,425	IRS	3 month LIBOR	fixed rate of 5.45%	(190)
Lehman Brothers	12/20/11	800	CDS	fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	1
	12/20/11	1,600	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	9
	12/20/11	1,600	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
						$(1,844)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd, Zero Coupon Bond Maturing 11/17/20.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.

(20)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap

IRS	— Interest Rate Swap

LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (93.5%)
Agency Adjustable Rate Mortgages (3.7%)
Federal Home Loan Mortgage Corp.,
5.34%, 4/1/37	$11,748	$11,639
5.66%, 3/1/37	10,961	10,940
5.75%, 1/1/37	17,834	17,846
Federal National Mortgage Association,
7.46%, 5/1/36	17,888	18,392
7.48%, 7/1/36	13,229	13,601
7.49%, 4/1/36 - 8/1/36	11,687	12,015
Government National Mortgage Association,
5.75%, 7/20/25 - 9/20/27	1,083	1,093
6.13%, 10/20/25 - 12/20/27	1,617	1,638
6.38%, 1/20/25-1/20/28	10,020	10,147
		97,311
Agency Fixed Rate Mortgages (12.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	1,208	1,324
10.50%, 8/1/09 - 10/1/20	276	298
11.00%, 6/1/12 - 9/1/20	319	349
11.25%, 10/1/11 - 12/1/15	136	147
11.50%, 1/1/11 - 12/1/11	2	2
11.75%, 4/1/19	10	10
12.00%, 10/1/09 -2/1/15	11	11
13.00%, 6/1/19	3	3
14.75%, 3/1/10	1	1
Gold Pools:
6.50%, 3/1/16 - 8/1/33	1,753	1,788
7.00%, 2/1/28 - 7/1/32	2,145	2,215
7.50%, 8/1/17 - 10/1/32	11,345	11,831
8.00%, 11/1/25 - 12/1/31	3,296	3,480
8.50%, 3/1/09 - 8/1/31	7,236	7,759
9.00%, 7/1/17	500	535
9.50%, 1/1/21 - 12/1/22	587	637
10.00%, 6/1/17 - 3/1/21	406	449
10.50%, 11/1/15 - 4/1/21	185	200
12.00%, 10/1/10	5	5
Federal National Mortgage Association,
4.73%, 6/1/36	11,990	11,793
7.00%, 3/1/17-6/1/31	444	461
Conventional Pools:
6.50%, 4/1/24 - 1/1/34	26,672	27,188
7.00%, 11/1/13 - 4/1/36	64,797	66,984
7.50%, 11/1/22 - 9/1/35	39,697	41,336
8.00%, 2/1/12 - 10/1/32	21,152	22,289
8.50%, 11/1/08 - 5/1/32	20,997	20,061
9.00%, 12/1/08 - 1/1/22	1,069	1,133
9.50%, 11/1/13 - 4/1/30	4,829	5,234
10.00%, 9/1/10 - 10/1/25	855	936
10.50%, 5/1/12 - 7/1/25	626	690
11.00%, 7/1/20 - 11/1/20	110	121

11.50%, 1/1/13 - 2/1/20	207	229
12.00%, 11/1/15	241	264
12.50%, 9/1/15 - 2/1/16	37	40
July TBA
6.50%, 7/25/36	(i)7,200	7,269
7.00%, 7/25/36	(i)60,175	61,792
August TBA
6.50%, 8/25/36	(i)7,150	7,211
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	2,053	2,208
9.50%, 8/15/09 - 12/15/19	1,965	2,129
10.00%, 11/15/09 - 1/15/26	12,778	14,148
10.50%, 7/15/13 - 4/15/25	1,490	1,663
11.00%, 12/15/09 - 2/15/25	3,342	3,685
11.50%, 4/15/13 - 4/20/19	95	108
12.00%, 3/15/11 - 11/15/19	1,573	1,765
12.50%, 6/15/10	7	7
		331,788
Asset Backed Corporates (18.2%)
ACE Securities Corp.,
5.64%, 5/25/34	(h)1,861	1,867
American Express Credit Account Master Trust,
5.32%, 10/15/12	(h)13,950	13,955
Argent Securities, Inc.
5.37%, 10/25/36	(h)12,907	12,916
Bear Stearns Asset Backed Securities, Inc.,
5.44%, 8/25/35	(h)13	13
5.52%, 9/25/34	(h)2,157	2,159
5.54%, 3/25/35	(h)2,633	2,635
Capital Auto Receivables Asset Trust,
5.33%, 11/15/11	(h)14,725	14,729
5.38%, 7/20/10 - 5/15/11	(h)37,625	37,632
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(h)9,841	9,848
5.47%, 9/25/35	(h)5	5
Citibank Credit Card Issuance Trust,
5.35%, 3/22/12	(h)15,075	15,084
5.53%, 2/7/10	(h14,100	14,125
6.88%, 11/16/09	18,410	18,527
Citicorp Residential Mortgage,
5.40%, 9/25/36	(h)85	85
Citigroup Mortgage Loan Trust, Inc.,
5.39%, 1/25/37	(h)11,814	11,822
5.73%, 10/25/34	(h)9	9
Conti Mortgage Home Equity Loan Trust,
8.10%, 8/15/25	106	106
Countrywide Asset-Backed Certificates,
5.47%, 7/25/25	5,892	5,897
First Franklin Mortgage Loan Asset Backed Certificates,
5.37%, 7/25/36	(h)8,123	8,128
5.39%, 2/25/36	(h)6,527	6,532
5.44%, 10/25/35	(h)5,284	5,287
Ford Credit Auto Owner Trust,
5.33%, 4/15/10	(h)24,346	24,346
Fremont Home Loan Owner Trust,
5.37%, 10/25/36	(h)13,479	13,481
GE Capital Credit Card Master Note Trust,
5.36%, 9/15/10	(h)10,825	10,833
GE Dealer Floorplan Master Note Trust,
5.40%, 7/20/09	(h)15,100	15,110

GS Mortgage Securities Corp. II,
1.00%, 8/10/45	(h)15,000	14,957
GSAMP Trust,
5.39%, 1/25/37	(h)10,246	10,252
5.44%, 3/25/47	(h)14,772	14,784
Lehman Brothers Floating Rate Commercial Mortgage Trust,
5.44%, 9/15/21	(e)(h)8,313	8,318
Lehman XS Trust,
5.62%, 2/25/46	(h)8,926	8,955
Long Beach Mortgage Loan Trust,
5.41%, 1/25/36	(h)29	29
MBNA Credit Card Master Note Trust,
5.46%, 2/15/10	(h)16,125	16,141
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	19,530	19,743
7.80%, 10/15/12	15,505	16,535
Nationstar Home Equity Loan Trust,
6.02%, 9/25/36	(h)81	81
Novastar Home Equity Loan,
5.39%, 11/25/36	(h)58	58
RAAC Series,
5.42%, 9/25/45	(h)4,629	4,633
Residential Asset Mortgage Products, Inc.,
5.39%, 6/25/29	(h)12,539	12,547
Securitized Asset Backed Receivable Trust,
5.46%, 8/25/47	13,425	13,425
Securitized Asset Backed Receivable LLC Trust,
5.39%, 12/25/35	(h)3,395	3,398
5.40%, 11/25/36	(h)12,795	12,799
5.43%, 2/25/37	(h)8,269	8,275
SLM Student Loan Trust,
5.32%, 10/25/14	(h)26,210	26,230
Soundview Home Equty Loan Trust,
5.43%, 2/25/37	(h)13,807	13,812
Structured Asset Investment Loan Trust,
5.39%, 3/25/36	(h)33	33
Structured Asset Securities Corp.,
5.41%, 2/25/37	(h)12,111	12,118
5.52%, 6/25/35	(h)1,613	1,614
5.67%, 12/25/34	(h)26	26
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	3,115	3,052
Wamu Asset Backed Certificates,
5.43%, 4/25/37	(h)12,633	12,643
		479,589
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
20.38%, 11/15/07	12	@—
Inv Fl IO PAC
4.23%, 3/15/08	99	1
5.03%, 2/15/08	204	2
Inv Fl IO REMIC
2.18%, 8/15/30	228	8
IO
6.00%, 5/1/31	6,848	1,593
7.50%, 12/1/29	397	129
8.00%, 1/1/28 - 6/1/31	2,846	738
Federal National Mortgage Association,
Inv Fl IO
1.08%, 7/25/34	8,382	198

2.88%, 10/25/28	6,068	210
3.18%, 7/25/30	4,183	221
3.23%, 10/18/30	2,375	119
4.03%, 10/25/07	183	1
Inv Fl IO REMIC
30.76%, 9/25/20	55	88
35.16%, 9/25/22	93	95
IO
1.39%, 3/25/36	64,375	1,327
6.00%, 8/25/32 - 7/25/33	4,625	1,049
6.50%, 7/25/09 - 6/25/33	25,854	6,298
7.00%, 4/1/32	5,208	1,489
8.00%, 4/1/24 - 12/1/31	9,377	2,340
8.50%, 10/1/25	286	84
9.00%, 11/1/26	451	127
IO PAC
8.00%, 9/18/27	1,519	367
Government National Mortgage Association,
Inv Fl IO
2.83%, 5/16/31	6,842	481
2.88%, 8/16/31	2,291	123
3.28%, 8/16/29	335	22
		17,110
Collateralized Mortgage Obligations — Non Agency Collateral Series (3.8%)
Bear Stearns Asset Backed Securities,
IO
Zero Coupon, 3/27/36 - 5/27/36	(e)245,870	5,556
Bear Stearns Structured Products, Inc.,
IO
0.49%, 5/25/37	(e)280,261	11,833
1.18%, 2/27/36	(e)131,642	3,489
1.47%, 7/27/36	(e)194,609	7,395
1.56%, 1/27/37	(e)185,540	6,846
1.89%, 6/26/36	(e)229,167	8,915
Countrywide Alternative Loan Trust,
2.27%, 2/25/47	(e)162,048	8,261
IO
1.16%, 3/20/46	58,778	2,482
1.95%, 12/20/46	135,052	6,167
2.05%, 12/20/35	(e)(h)65,424	1,674
2.09%, 2/25/37	64,048	3,122
2.12%, 3/20/47	114,522	6,102
3.16%, 12/20/35	(h)82,256	3,611
Greenpoint Mortgage Funding Trust,
IO
0.93%, 8/25/45	38,505	1,144
1.91%, 10/25/45	47,138	1,400
GS Mortgage Securities Corp.,
IO
2.40%, 3/25/36	(e)(h)25,104	906
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	(h)48,759	1,104
1.97%, 5/19/35	(h)63,742	1,464
2.32%, 3/19/37	(h)55,362	2,378
PO
3/19/37	29	22
Harborview NIM Corp.,
Zero Coupon, 10/20/45	(e)(h)7,152	4,148

Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)42,404	1,325
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	4	1
Residential Accredit Loans, Inc.,
2.42%, 5/25/47	(e)171,651	9,923
		99,268
Finance (6.3%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)9,957	10,206
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	2,415	2,377
AXA Financial, Inc.
6.50%, 4/1/08	5,450	5,489
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)3,680	3,636
6.30%, 5/10/17	(e)1,495	1,474
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)4,980	4,746
CIT Group, Inc.,
3.65%, 11/23/07	2,385	2,368
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	5,150	5,048
Farmers Exchange Capital,
7.05%, 7/15/28	(c)(e)100	102
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)6,970	8,072
General Electric Capital Corp.,
4.25%, 12/1/10	(c)2,180	2,105
Goldman Sachs Capital II,
5.79%	(h)(o)6,635	6,482
HSBC Finance Corp.,
4.13%, 12/15/08	(c)10	10
5.88%, 2/1/09	9,960	10,032
6.38%, 10/15/11	60	62
6.75%, 5/15/11	735	764
8.00%, 7/15/10	1,100	1,176
JPMorgan Chase & Co.,
6.00%, 2/15/09	7,660	7,728
Marshall & Ilsley Bank,
3.80%, 2/8/08	6,390	6,332
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)4,615	4,563
MBNA Corp.,
5.79%, 5/5/08	(c)(h)4,775	4,794
Metlife, Inc.,
6.13%, 12/1/11	45	46
Nationwide Building Society,
4.25%, 2/1/10	(e)5,000	4,852
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	3,109
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	2,900	2,892
Residential Capital Corp.,
6.38%, 6/30/10	7,720	7,625
SLM Corp.
4.00%, 1/15/10	3,595	3,348
St. Paul Travelers Cos., Inc. (The),
5.01%, 8/16/07	4,070	4,068
Two-Rock Pass Through Trust,
6.30%	(e)(h)(o)2,930	2,887

Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)8,220	8,225
USB Capital IX,
6.19%	(h)(o)6,735	6,790
Wachovia Capital Trust III,
5.80%	(h)(o)13,545	13,497
Washington Mutual Bank FA,
5.50%, 1/15/13	25	24
8.25%, 4/1/10	5,330	5,675
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)1,300	1,243
World Financial Properties,
6.91%, 9/1/13	(e)1,113	1,149
6.95%, 9/1/13	(e)7,020	7,258
Xlliac Global Funding,
4.80%, 8/10/10	(e)5,360	5,246
		165,500
Industrials (6.1%)
America West Airlines, Inc.,
7.10%, 4/2/21	43	46
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)3,695	3,750
AT&T Corp.
8.00%, 11/15/31	5,300	6,318
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,553
7.13%, 6/15/12	4,680	4,922
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	1,090	1,083
5.43%, 8/20/07	(h)4,545	4,546
Clorox Co.,
5.49%, 12/14/07	(h)5,160	5,163
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	2,515	2,605
7.13%, 6/15/13	1,000	1,061
ConAgra Foods, Inc.,
7.00%, 10/1/28	1,505	1,572
8.25%, 9/15/30	1,920	2,279
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,353
4.80%, 2/17/09	2,100	2,075
Cooper Industries, Inc.
5.25%, 7/1/07 - 11/15/12	3,520	3,456
6.04%, 12/10/28	(e)3,918	3,814
CVS Lease Pass Through
5.75%, 6/1/17	2,235	2,160
CVS Caremark Corp.
5.75%, 8/15/11	1,130	1,131
DaimlerChrysler N.A. Holding Corp.
7.20%, 9/1/09	25	26
8.50%, 1/18/31	2,320	2,940
Delhaize America, Inc.
9.00%, 4/15/31	4,841	5,873
Echostar DBS Corp.
6.38%, 10/1/11	4,850	4,765
6.63%, 10/1/14	1,275	1,221
FBG Finance Ltd.
5.13%, 6/15/15	(e)3,825	3,591
Ford Motor Credit Co.
7.25%, 10/25/11	3,985	3,839

France Telecom S.A.
8.50%, 3/1/31	4,130	5,204
General Mills, Inc.
3.88%, 11/30/07	20	20
General Motors Acceptance Corp.
6.88%, 9/15/11	13,285	13,080
Home Depot, Inc. (The)
5.49%, 12/16/09	(h)5,975	5,969
Hospira, Inc.
5.84%, 3/30/10	(h)5,425	5,442
ICI Wilmington, Inc.
4.38%, 12/1/08	2,040	2,006
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	2,365	2,182
LG Electronics, Inc.
5.00%, 6/17/10	(e)2,765	2,703
May Department Stores Co. (The)
6.70%, 7/15/34	3,770	3,515
Miller Brewing Co.
4.25%, 8/15/08	(e)3,885	3,827
Pilgrim’s Pride Corp.
7.63%, 5/1/15	2,540	2,546
9.63%, 9/15/11	(c)1,240	1,290
Sara Lee Corp.
6.13%, 11/1/32	2,945	2,643
SBC Communications, Inc.
6.15%, 9/15/34	3,110	2,991
Sprint Capital Corp.
8.75%, 3/15/32	845	952
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)5,291	5,488
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	5,345	5,142
Telefonica Europe B.V.,
8.25%, 9/15/30	4,380	5,105
Time Warner, Inc.,
5.59%, 11/13/09	(h)7,390	7,401
Union Pacific Corp.,
6.63%, 2/1/08	1,225	1,233
6.79%, 11/9/07	1,020	1,024
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,157
Viacom, Inc.,
6.88%, 4/30/36	3,720	3,605
WellPoint, Inc.,
3.75%, 12/14/07	1,010	1,002
Yum! Brands, Inc.,
8.88%, 4/15/11	2,390	2,632
		160,301
Mortgages - Other (31.6%)
American Express Co.,
9.63%, 12/1/12	(d)(k)23	23
American Home Mortgage Assets,
5.45%, 3/25/47	(h)15,123	15,118
5.51%, 10/25/46 - 2/25/47	(h)42,305	42,351
5.55%, 5/25/46 - 9/25/46	(h)22,283	22,354
5.56%, 7/25/47	(h)3,000	3,000
American Home Mortgage Investment Trust,
5.51%, 5/25/47	(h)18,387	18,391
American Housing Trust,
9.55%, 9/25/20	30	30

Asset Securitization Corp.,
7.10%, 8/13/29	1	1
Banc of America Funding Corp.,
5.67%, 9/20/35	(h)4,870	4,891
Bear Stearns Structured Products,
6.50%, 3/27/36 - 5/27/36	(e)3,655	3,465
Bear Stearns Mortgage Funding Trust,
5.49%, 3/25/37	(h)10,052	10,069
5.52%, 9/25/36	(h)96	96
5.53%, 12/25/36	(h)17,233	17,198
5.57%, 7/25/36	(h)12,374	12,360
Countrywide Alternative Loan Trust,
2.23%, 5/25/47	59,603	3,155
5.47%, 5/20/46	(h)58	58
5.49%, 5/25/47	(h)17,284	17,310
5.51%, 10/25/46	(h)18,121	18,092
5.55%, 7/25/46 - 8/25/47	(h)26,514	26,519
5.58%, 11/20/35	(h)4,319	4,324
5.59%, 5/20/46 - 7/25/46	(h)13,796	13,809
5.61%, 8/25/35	(h)4,053	4,058
6.73%, 2/25/36	(h)75	76
Countrywide Home Loan Mortgage Pass Through Trust,
5.59%, 4/25/46	(h)8,069	8,079
5.62%, 4/25/36	(h)72	72
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(h)19,390	19,350
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)4,390	4,386
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)14,919	14,957
5.97%, 4/19/46	(h)9,550	9,553
Federal Home Loan Mortgage Corp.,
5.89%, 10/1/36	14,031	14,094
PAC
9.50%, 4/15/20	3	3
Federal National Mortgage Association,
Conventional Pools:
7.00%, 9/25/32	3,408	3,504
Greenpoint Mortgage Funding Trust,
5.49%, 4/25/47	(h)13,899	13,899
5.64%, 3/25/36	(h)11,917	11,944
GSR Mortgage Loan Trust,
5.51%, 8/25/46	(h)123	123
5.58%, 8/25/46	(h)14,435	14,479
Harborview Mortgage Loan Trust,
5.41%, 1/19/38	(h)4,351	4,357
5.47%, 3/19/38	(h)11,977	11,991
5.50%, 11/19/36	(h)21,183	21,114
5.51%, 1/19/38	(h)17,706	17,736
5.52%, 3/19/38	(h)10,732	10,754
5.53%, 11/19/36	(h)16,282	16,339
5.55%, 7/19/46	(h)10,393	10,408
5.56%, 11/19/36	(h)4,081	4,070
5.56%, 3/19/37	(h)73	73
5.57%, 7/21/36 - 10/19/37	(h)26,107	26,167
5.66%, 1/19/36	(h)53	53
5.70%, 11/19/35	(h)5,971	6,001
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)9,666	9,655
Indymac Index Mortgage Loan Trust,
5.42%, 2/25/37	(h)12,176	12,190
5.44%, 7/25/46	(h)16,843	16,901

5.53%, 11/25/36	(h)17,376	17,408
5.57%, 6/25/46	(h)95	95
5.60%, 7/25/35	(h)3,126	3,133
5.70%, 10/25/36	(h)7,693	7,718
JPMorgan Chase Commercial Mortgage Securities Corp.,
1.00%, 6/15/49	(c)(h)15,650	15,563
Lehman XS Net Interest Margin Notes,
6.25%, 6/28/46	(e)2,851	2,846
Luminent Mortgage Trust,
5.52%, 10/25/46	(h)13,814	13,853
5.54%, 12/25/36	(h)18,608	18,635
5.56%, 4/25/36	(h)8,035	8,055
5.60%, 2/25/46	(h)68	68
Mastr Adjustable Rate Mortgages Trust,
5.43%, 5/25/47	(h)9,730	9,730
5.57%, 4/25/46	(h)59	59
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 8/25/35	(h)1,987	1,989
Mid-State Trust
8.33%, 4/1/30	79	82
Pelican Homestead Savings Association,
9.36%, 10/1/07	(d)(k)19	19
Residential Accredit Loans, Inc.,
2.06%, 3/25/47	(e)98,514	5,418
5.46%, 2/25/37	(h)13,191	13,198
5.48%, 2/25/37 - 3/25/47	(h)40,002	39,977
5.51%, 12/25/36	(h)14,484	14,410
5.52%, 6/25/37	(h)28,909	28,914
5.55%, 6/25/46	(h)108	108
5.58%, 2/25/46	(h)5,124	5,131
5.59%, 2/25/46	(h)3,793	3,803
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	294	294
Structured Adjustable Rate Mortgage Loan Trust,
5.62%, 9/25/34	(h)1,312	1,315
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36	(h)5,954	5,964
5.52%, 10/25/36	(h)92	92
5.55%, 8/25/36	(h)12,086	12,127
5.58%, 5/25/36	(h)5,100	5,111
5.59%, 4/25/36	(h)14,796	14,841
Wamu Alternative Mortgage Pass Through Certificates,
5.03%, 8/25/46	(h)11,070	11,092
5.51%, 7/25/46	(h)58	58
5.52%, 12/25/46	(h)11,433	11,437
5.97%, 4/25/46 - 5/25/46	(h)18,689	18,699
Washington Mutual, Inc.,
5.40%, 6/25/46	(h)26	26
5.57%, 11/25/45 - 12/25/45	(h)9,469	9,486
5.58%, 10/25/45	(h)3,152	3,156
5.59%, 4/25/45	(h)52	53
5.61%, 8/25/45	(h)1,411	1,413
5.68%, 7/25/45	(h)37	37
Zuni Mortgage Loan Trust,
5.45%, 8/25/36	(h)8,513	8,514
		832,927
Sovereign (1.5%)
Citigroup, Inc.,
Zero Coupon, 7/17/08	2,560	3,389
Government of Argentina,
5.83%, 12/31/33	9,855	4,403

Government of Japan,
0.30%, 3/20/08	JPY	3,045,000	24,656
United Mexican States,
9.50%, 12/18/14	MXN	75,635	7,721
40,169
U.S. Treasury Securities (7.5%)
U.S. Treasury Bonds
5.50%, 8/15/28	$75	78
6.13%, 8/15/29	(c)64,745	72,646
6.38%, 8/15/27	(c)16,140	18,455
7.63%, 2/15/25	(c)655	834
8.13%, 8/15/19 - 8/15/21	(c)46,325	58,601
U.S. Treasury Notes
2.63%, 5/15/08	(c)45,000	44,100
4.00%, 2/15/14	(c)300	284
4.25%, 8/15/13 - 11/15/13	3,045	2,937
4.50%, 2/28/11	(c)1,075	1,061
198,996
Utilities (1.6%)
Ameren,
6.40%, 6/15/17	3,495	3,572
Arizona Public Service Co.,
5.80%, 6/30/14	3,935	3,888
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	1,092
Consolidated Natural Gas Co.,
6.25%, 11/1/11	1,760	1,800
Detroit Edison Co.,
6.13%, 10/1/10	2,035	2,073
Entergy Gulf States, Inc.,
3.60%, 6/1/08	1,705	1,675
5.76%, 12/1/09	(h)1,995	1,995
6.11%, 12/8/08	(e)(h)4,225	4,238
Kinder Morgan Finance,
5.70%, 1/5/16	3,970	3,665
NiSource Finance Corp.,
5.93%, 11/23/09	(h)2,785	2,791
Ohio Power Corp.,
6.00%, 6/1/16	3,605	3,615
Plains All American Pipeline, LP,
6.70%, 5/15/36	3,635	3,651
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	(c)2,547	2,593
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	19
Texas Eastern Transmission, LP,
7.00%, 7/15/32	2,295	2,525
TXU Energy Co., LLC,
7.00%, 3/15/13	3,155	3,258
Wisconsin Electric Power Co.,
3.50%, 12/1/07	565	560
43,010
Total Fixed Income Securities (Cost $2,500,220)	2,465,969

	No. of
	Contracts
Put Options Purchased (0.2%)
90 Day EuroDollar
09/07 @ $94.75	4,585	1,175
12/07 @ $94.75	6,220	2,021
03/08 @ $94.75	2,518	1,023
Total Put Options Purchased (Cost $3,261)		4,219

Shares
Preferred Stock (0.4%)
Mortgages - Other (0.4%)
Home Ownership Funding Corp., 13.33% (Cost $8,816)	(c)(e)65	9,167

	Face
	Amount
	(000)
Short-Term Investments (15.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.7%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)3,601	3,601
Alliance & Leicester plc,
5.33%, 7/9/07	(h)2,572	2,572
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)1,252	1,252
Bancaja,
5.36%, 7/19/07	(h)1,286	1,286
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	172	172
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)1,286	1,286
BASF AG,
5.36%, 10/22/07	(h)1,286	1,286
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)2,572	2,572
BNP Paribas plc,
5.35%, 8/20/07	(h)2,572	2,572
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)5,145	5,145
CIC, New York,
5.30%, 7/3/07	(h)1,801	1,801
CIT Group Holdings,
5.37%, 7/18/07	(h)4,630	4,630
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)2,572	2,572
Dexia Bank, New York,
5.32%, 7/2/07	(h)2,572	2,572
Dresdner Bank, London,
5.42%, 7/2/07	5,145	5,145
Ebbetts Funding, LLC,
5.32%, 7/17/07	(q)2,624	2,624
First Tennessee Bank,
5.33%, 7/17/07	(h)1,286	1,286
5.34%, 7/17/07	(h)5,144	5,144
Glitner Banki hf,
5.35%, 7/20/07	(h)2,589	2,589
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)1,286	1,286
5.50%, 7/2/07	(h)2,418	2,418
HSBC Finance Corp.,
5.33%, 7/6/07	(h)1,286	1,286
IBM Corp.,
5.29%, 7/9/07	(h)5,145	5,145
Macquarie Bank Ltd.,
5.34%, 7/3/07	(h)2,572	2,572
Marshall & Ilsley Bank,
5.37%, 12/17/07	2,580	2,580
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)1,543	1,543

Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)3,858	3,858
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)2,572	2,572
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)1,955	1,955
National City Bank, Cleveland,
5.32%, 7/2/07	(h)1,286	1,286
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)5,145	5,145
Nationwide Building Society,
5.44%, 9/28/07	(h)2,984	2,984
National Bank of Canada,
5.31%, 7/2/07	(h)5,144	5,144
Norinchukin Bank, New York,
5.32%, 7/26/07	5,145	5,145
Old Line Funding,
5.32%, 7/24/07	(q)2,561	2,561
Rheingold Securitization,
5.32%, 7/16/07	(q)2,541	2,541
Scaldis Capital LLC,
5.34%, 7/20/07	(q)2,073	2,073
5.34%, 7/23/07	(q)1,281	1,281
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)6,402	6,402
Skandi, New York,
5.32%, 7/9/07	(h)2,572	2,572
Societe Generale, New York,
5.30%, 7/31/07	(h)6,173	6,173
Ticonderoga Funding LLC,
5.34%, 7/25/07	1,706	1,706
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)2,830	2,830
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)1,801	1,801
		124,966

Shares
Investment Company (10.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)273,930,740	273,931

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S Treasury Bill
4.92%, 7/12/07	$ (j)5,580	5,572
Total Short-Term Investments (Cost $404,469)		404,469
Total Investments + (109.4%) (Cost $2,916,766) — including $192,571 of Securities Loaned		2,883,824
Liabilities in Excess of Other Assets (-9.4%)		(247,496)
Net Assets (100%)		$2,636,328

(c)

All or a portion of security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $192,571,000. This was secured by collateral of $124,966,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $70,836,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held $42,000 of fair valued securities, representing less than 0.05% of net assets.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2007.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $72,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $3,666,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $635,514,000 and $361,583,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

@	Face Amount/Value is less than $500.

Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

JPY	Japanese Yen

MXN	Mexican Peso

PAC	Planned Amortization Class

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $2,916,766,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $32,942,000 of which $15,091,000 related to appreciated securities and $48,033,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In	Exchange	Value	(Depreciation)
(000)		(000)	Date	For	(000)	(000)	(000)
EUR	19,754	$26,775	8/14/07	USD	26,774	$26,774	$(1)

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	3,185	$649,043	Sep-07	$(1,025)
U.S. Treasury
5yr. Note	4,142	431,092	Sep-07	(4,073)
U.S. Treasury
10yr. Note	3,118	329,582	Sep-07	(4,150)
Short:
U.S. Treasury
Bond	3,690	397,598	Sep-07	4,184
				$(5 ,064)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
Bank of America	3/20/2012	7,950	CDS	Fixed at 1.19%	upon the occurrence of a negative credit event(7)	$(87)
Citigroup	3/20/2012	8,000	CDS	Fixed at 0.43%	upon the occurrence of a negative credit event(1)	(1)
	5/22/2017	65,500	IRS	3 month LIBOR	Fixed at 5.33%	(1,658)
	5/23/2017	65,500	IRS	3 month LIBOR	Fixed at 5.37%	(1,483)
	5/25/2017	26,200	IRS	3 month LIBOR	Fixed at 5.41%	(502)
	5/29/2017	100,200	IRS	3 month LIBOR	Fixed at 5.44%	(1,722)
Deutsche Bank	5/24/2017	75,500	IRS	3 month LIBOR	Fixed at 5.35%	(1,818)
	5/25/2017	95,775	IRS	3 month LIBOR	Fixed at 5.39%	(2,017)
	5/29/2017	101,350	IRS	3 month LIBOR	Fixed at 5.43%	(1,830)
Goldman Sachs	3/20/2011	7,700	CDS	Fixed at 0.80%	upon the occurrence of a negative credit event(2)	(127)
	6/20/2011	50,500	CDS	Fixed at 0.75%	upon the occurrence of a negative credit event(3)	297
	12/20/2011	4,240	CDS	Fixed at 0.15%	upon the occurrence of a negative credit event(13)	22
	12/20/2011	8,800	CDS	Fixed at 0.16%	upon the occurrence of a negative credit event(13)	44
	3/20/2012	13,200	CDS	Fixed at 0.10%	upon the occurrence of a negative credit event(6)	14
	3/20/2012	6,650	CDS	Fixed at 0.22%	upon the occurrence of a negative credit event(16)	(5)
	6/20/2012	6,740	CDS	upon the occurrence of a negative credit event(20)	Fixed at 0.74%	(495)
JPMorgan Chase	3/20/2011	7,700	CDS	Fixed at 0.65%	upon the occurrence of a negative credit event(3)	(88)
	6/20/2014	2,330	CDS	Fixed at 1.18%	upon the occurrence of a negative credit event(21)	17
	6/20/2014	6,300	CDS	Fixed at 1.30%	upon the occurrence of a negative credit event(21)	4
	5/23/2017	65,500	IRS	3 month LIBOR	Fixed at 5.37%	(1,468)
	5/24/2017	50,000	IRS	3 month LIBOR	Fixed at 5.34%	(1,239)
Lehman Brothers	12/20/2011	6,500	CDS	Fixed at 0.20%	upon the occurrence of a negative credit event(12)	12
	12/20/2011	13,000	CDS	Fixed at 0.22%	upon the occurrence of a negative credit event(14)	69
	12/20/2011	13,000	CDS	Fixed at 0.12%	upon the occurrence of a negative credit event(15)	2
	12/20/2011	53,000	CDS	Fixed at 0.43%	upon the occurrence of a negative credit event(5)	293
	3/20/2017	6,975	CDS	upon the occurrence of a negative credit event(11)	Fixed at 2.20%	(168)
	5/24/2017	24,500	IRS	3 month LIBOR	Fixed at 5.34%	(614)
	5/25/2017	25,000	IRS	3 month LIBOR	Fixed at 5.40%	(499)
						$(15,047)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., Zero Coupon Bond Maturing 11/17/20.

(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/5/11.

(3)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 6.

(5)	Receipt of $1,000,000 in the event of a failure to pay by the Dow Jones CDX North America Investment Grade High Volatility Index, Series 7.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(7)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Gap, Inc., 8.80% Bond Maturing 12/15/08.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.

(20)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap

IRS	— Interest Rate Swap

LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Equities Plus Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (91.9%)
Agency Adjustable Rate Mortgages (5.3%)
Federal National Mortgage Association,
6.98%, 3/1/36	$ (n)815	$837
7.09%, 7/1/35	(n)637	660
		1,497
Collateralized Mortgage Obligation — Non Agency Collateral Series (8.8%)
Bear Stearns Structured Products, Inc.
IO
Zero Coupon, 1/27/37	(e)2,262	86
1.56%, 1/27/37	(e)3,050	112
2.13%, 1/27/37	(e)1,836	79
Countrywide Alternative Loan Trust
IO
1.08%, 9/25/35	3,964	82
1.88%, 10/25/35	3,281	84
1.95%, 12/20/46	6,661	304
2.12%, 3/20/47	8,871	473
2.35%, 8/25/46	(h)1,923	75
2.37%, 10/25/46	12,214	569
3.60%, 7/20/46	1,329	48
Countrywide Home Loan Mortgage
IO
0.50%, 2/25/35	1,615	35
1.58%, 9/25/34	(h)1,603	33
1.72%, 2/25/35	(h)1,754	29
Harborview Mortgage Loan Trust
IO
2.25%, 7/19/46	(h)1,072	38
PO
7/19/47	@—	@—
Harborview NIM Corp.
Zero Coupon, 10/20/45	(e)222	129
Residential Accredit Loans, Inc.
IO
Zero Coupon, 3/25/47	(e)838	46
WaMu Alternative Mortgage Pass-Through Certificates
IO
1.25%, 6/25/46	2,981	71
Washington Mutual, Inc.
IO
0.39%, 1/25/45 - 9/25/46	10,035	121
0.44%, 7/25/46	9,955	81
		2,495
Finance (1.3%)
Capmark Financial Group Inc
5.88%, 5/10/12	(e)40	40
6.30%, 5/10/17	(e)20	20
Goldman Sachs Capital II
5.79%	(h)(o)70	68
Popular North America, Inc.
5.65%, 4/15/09	55	55
USB Capital IX
6.19%	(h)(o)60	60

Wachovia Capital Trust III
5.80%	(h)(o)130	130
		373
Industrials (0.4%)
Telecom Italia Capital S.A.
4.00%, 11/15/08	65	63
Viacom, Inc.
5.75%, 4/30/11	60	60
		123
Mortgages — Other (76.0%)
Bear Stearns Mortgage Funding Trust
5.53%, 12/25/36	(h)790	788
Countrywide Alternative Loan Trust
5.51%, 11/25/46	(h)(n)858	860
5.55%, 7/25/46	(h)(n)834	835
5.70%, 11/20/35	(h)639	642
6.73%, 2/25/36	(h)602	606
7.07%, 11/25/35	(h)520	529
Downey Savings & Loan Association Mortgage Loan Trust
5.50%, 3/19/37	(h)859	861
Federal Home Loan Mortgage Corp.
5.98%, 10/15/22	(h)48	48
6.03%, 3/15/22 - 10/15/22	(h)112	112
Federal National Mortgage Association
5.89%, 12/25/21	(h)79	80
5.94%, 11/25/20	(h)20	20
6.09%, 10/25/22	(h)47	48
7.48%, 7/1/36	(h)(n)1,104	1,135
7.49%, 8/1/36	(h)(n)807	830
7.50%, 7/1/36	(h)(n)1,102	1,129
GS Mortgage Securities Corp.
6.25%, 8/25/46	(e)241	241
6.41%, 6/25/46	(e)45	45
Harborview Mortgage Loan Trust
5.53%, 11/19/36	(h)253	254
5.65%, 9/19/35	(h)715	718
5.66%, 1/19/36	(h)(n)531	532
Harborview NIM Corp.
6.41%, 12/19/36 - 3/19/38	(e)864	863
Indymac Index NIM Corp.
6.65%, 6/25/46	(e)32	32
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)31	31
Lehman XS Trust
5.66%, 2/25/46	(h)672	676
Luminent Mortgage Trust
5.52%, 10/25/46	(h)(n)847	850
5.55%, 5/25/46	(h)(n)640	640
5.56%, 4/25/36	713	715
5.57%, 5/25/36	(h)(n)661	663
5.60%, 2/25/46	(h)(n)681	683
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	(h)(n)593	595
Novastar Mortgage-Backed Notes
5.56%, 9/25/46	(h)629	632
Residential Accredit Loans, Inc.
5.52%, 1/25/37	(h)877	876
5.55%, 5/25/46	(h)(n)849	850
5.59%, 2/25/46	(h)(n)697	698
Sharps Sp I LLC Net Interest Margin Trust
7.00%, 10/25/46	(e)154	154

Structured Asset Mortgage Investments, Inc.
5.55%, 6/25/36	(h)(n)686	688
5.59%, 4/25/36	(h)682	684
WaMu Mortgage Pass Through Certificates
5.66%, 11/25/45	(h)496	497
5.68%, 10/25/45	(h)467	468
		21,608
Utilities (0.1%)
Kinder Morgan Finance Co.
5.70%, 1/5/16	40	37
Total Fixed Income Securities (Cost $26,387)		26,133

	No. of
	Contracts
Put Options Purchased (0.4%)
90 Day EuroDollar
9/07 @ $94.75	195	50
12/07 @ $94.75	193	63
Total Put Options Purchased (Cost $94)		113

	Shares
Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $2,119)	(p)2,118,815	2,119
Total Investments + (99.8%) (Cost $28,600)		28,365
Other Assets in Excess of Liabilities (0.2%)		64
Net Assets (100%)		$28,429

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(n)	All or a portion of the security was pledged to cover securities sold short.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $60,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $19,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $7,454,000 and $5,335,000, respectively.

@	Face Amount/Value is less than $500.

IO	Interest Only

PO	Principal Only

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $28,600,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $235,000 of which $82,000 related to appreciated securities and $317,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	25	$5,917	Sep-07	$1
S&P 500 Emini
(U.S. Dollar)	1	76	Sep-07	(1)
S&P 500 Index
(U.S. Dollar)	75	28,414	Sep-07	217
U.S. Treasury
2 yr. Note	9	1,834	Sep-07	7
U.S. Treasury
5 yr. Note	20	2,081	Sep-07	(12)
U.S. Treasury
10 yr. Note	2	211	Sep-07	2
U.S. Treasury
Long Bond	7	754	Sep-07	10
				$224

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association,
January TBA,
6.00%, 7/25/36	$4,400	$4,353
July TBA,
5.00%. 7/25/36	4,300	4,029
5.50%. 7/25/36	2,375	2,291
(Total Proceeds $10,690)		$10,673

TBA	To Be Announced

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Goldman Sachs	6/20/11	$65	CDS	upon the occurrence of a negative credit event(17)	fixed rate of 3.08%	$3
	12/20/11	50	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	@—
	12/20/11	100	CDS	fixed rate of 0.16%	upon the occurrence of a negative credit event(13)	1
	3/20/12	70	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	@—
	3/20/17	65	CDS	upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(2)
	3/20/12	65	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	3/20/12	70	CDS	fixed rate of 0.44%	upon the occurrence of a negative credit event(2)	@—
JPMorgan Chase	12/20/11	70	CDS	fixed rate of 0.19%	upon the occurrence of a negative credit event(12)	@—
	6/20/14	30	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	@—
	6/20/14	70	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	@—
	5/24/17	3,600	IRS	3 month LIBOR	fixed rate of 5.38%	(78)
Lehman Brothers	12/20/11	70	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	@—
	12/20/11	140	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	@—
						(76)

(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(9)	Payment of $1,000,000 or $10,000,000,in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.375% Bond Maturing 6/30/10.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.

(17)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of General Motors Acceptance Corp., 6.875% Bond Maturing 8/28/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap

IRS	— Interest Rate Swap

LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

Face
Amount	Value
(000)	(000)
Fixed Income Securities (95.1%)
Aerospace (2.0%)
Hexcel Corp.,
6.75%, 2/1/15	$	(c)1,655	$1,614
K&F Acquisition, Inc.,
7.75%, 11/15/14	2,400	2,556
4,170
Broadcasting (0.7%)
Lin Television Corp.,
6.50%, 5/15/13	420	413
Univision Communications, Inc.,
9.75%, 3/15/15	(c)(e)945	938
1,351
Cable (3.8%)
Cablevision Systems Corp.,
9.82%, 4/1/09	(h)1,930	2,027
CCH I, LLC,
11.00%, 10/1/15	652	684
Echostar DBS Corp.,
6.38%, 10/1/11	2,105	2,068
Intelsat Bermuda Ltd.,
8.87%, 1/15/15	(h)305	313
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15	2,045	2,106
NTL Cable plc,
8.75%, 4/15/14	(c)230	238
9.13%, 8/15/16	(c)145	153
PanAmSat Corp.,
9.00%, 8/15/14	307	322
7,911
Chemicals (5.9%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14	(c)2,055	2,091
Equistar Chemicals, LP,
10.13%, 9/1/08	1,173	1,226
Innophos Holdings, Inc.,
9.50%, 4/15/12	(e)600	612
Innophos, Inc.,
8.88%, 8/15/14	(c)1,050	1,092
Koppers Industry, Inc.,
Zero Coupon, 11/15/14	(g)1,155	993
Koppers, Inc.,
9.88%, 10/15/13	490	526
Nalco Co.,
7.75%, 11/15/11	(c)975	987
8.88%, 11/15/13	1,375	1,433
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	700	992

Terra Capital, Inc.,
7.00%, 2/1/17	$ (c)1,080	1,048
Westlake Chemical Corp.,
6.63%, 1/15/16	(c)1,130	1,076
		12,076
Collateralized Mortgage Obligations - Non Agency Collateral Series (2.8%)
Bear Stearns Structured Products, Inc.,
IO
Zero Coupon, 5/25/37	(e)21,014	887
1.18%, 2/27/36	(e)16,314	432
1.47%, 7/27/36	(e)17,249	655
1.56%, 1/27/37	(e)22,875	844
1.89%, 6/26/36	(e)16,563	644
Countrywide Alternative Loan Trust,
1.83%, 2/25/47	(e)13,297	678
Harborview NIM Corp.,
Zero Coupon, 10/20/45	1,023	593
Residential Accredit Loans, Inc.,
2.06%, 3/25/47	(e)(h)6,657	366
2.42%, 5/25/47	(e)(h)12,999	751
		5,850
Consumer Products (1.2%)
Jarden Corp.,
7.50%, 5/1/17	(c)1,310	1,300
Oxford Industries, Inc.,
8.88%, 6/1/11	1,145	1,188
		2,488
Diversified Media (3.8%)
CanWest Media, Inc.,
8.00%, 9/15/12	(c)2,052	2,047
Dex Media East, LLC/Dex Media East Finance Co.,
12.13%, 11/15/12	872	941
Dex Media West, LLC/Dex Media Finance Co.,
9.88%, 8/15/13	1,030	1,107
Idearc, Inc.,
8.00%, 11/15/16	1,550	1,573
Interpublic Group of Companies, Inc.,
6.25%, 11/15/14	750	692
Valassis Communications,
8.25%, 3/1/15	(c)(e)1,410	1,382
		7,742
Energy (10.9%)
Chaparral Energy, Inc.,
8.50%, 12/1/15	1,735	1,705
8.88%, 2/1/17	(e)240	238
CHC Helicopter Corp.,
7.38%, 5/1/14	2,455	2,351
Chesapeake Energy Corp.,
6.63%, 1/15/16	1,025	992
7.50%, 9/15/13	1,090	1,115
CIE Generale De Geophysique,
7.50%, 5/15/15	760	764
Cimarex Energy Co.
7.13%, 5/1/17	330	323
Hanover Compressor Co.,
8.63%, 12/15/10	45	47
9.00%, 6/1/14	450	478

Hanover Equipment Trust,
8.75%, 9/1/11	570	589
8.50%, 9/1/08	(c)972	972
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(c)(e)2,275	2,218
Husky Oil Co.,
8.90%, 8/15/28	(h)1,530	1,585
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	1,900	1,754
Massey Energy Co.,
6.88%, 12/15/13	2,205	2,031
OPTI Canada, Inc.,
8.25%, 12/15/14	(e)1,425	1,454
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	1,415	1,466
Pogo Producing Co.,
6.88%, 10/1/17	(c)1,440	1,436
Sandridge Energy,
8.63%, 4/1/15	970	994
		22,512
Financial (1.2%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)295	291
6.30%, 5/10/17	(e)120	118
GrafTech Finance, Inc.,
10.25%, 2/15/12	859	904
Residential Capital Corp.,
6.38%, 6/30/10	1,270	1,254
		2,567
Food & Drug (1.8%)
CA FM Lease Trust,
8.50%, 7/15/17	(e)1,023	1,087
Delhaize America, Inc.,
9.00%, 4/15/31	772	937
Rite Aid Corp.,
8.13%, 5/1/10	805	818
Supervalu, Inc.,
7.50%, 5/15/12	805	843
		3,685
Food & Tobacco (4.3%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(e)230	225
Michael Foods, Inc.,
8.00%, 11/15/13	1,170	1,188
Pilgrim’s Pride Corp.,
9.63%, 9/15/11	(c)2,475	2,574
7.63%, 5/1/15	1,670	1,674
Reynolds American, Inc.,
6.50%, 7/15/10	1,045	1,068
Smithfield Foods, Inc.,
7.00%, 8/1/11	160	160
7.75%, 5/15/13	(c)1,000	1,020
8.00%, 10/15/09	885	916
		8,825
Forest Products (6.4%)
Crown Americas, Inc.,
7.63%, 11/15/13	965	979

Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	520	722
Georgia Pacific Corp.,
7.13%, 1/15/17	$	(e)1,110	1,071
Glatfelter,
7.13%, 5/1/16		205	208
Graham Packaging Co., Inc.,
8.50%, 10/15/12		(c)615	622
9.88%, 10/15/14		(c)1,340	1,362
Graphic Packaging International Corp.,
9.50%, 8/15/13		(c)1,745	1,821
JSG Funding plc,
10.13%, 10/1/12	EUR	480	690
Owens-Illinois, Inc.,
7.35%, 5/15/08	$60		60
7.50%, 5/15/10		(c)3,030	3,072
Packaging Corp. of America,
4.38%, 8/1/08		2,500	2,464
			13,071
Gaming & Leisure (5.5%)
Host Marriott, LP,
6.38%, 3/15/15		(c)1,700	1,640
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		2,465	2,345
Las Vegas Sands Corp.,
6.38%, 2/15/15		(c)1,340	1,281
MGM Mirage,
6.00%, 10/1/09		3,375	3,362
Station Casinos, Inc.,
6.00%, 4/1/12		970	917
6.88%, 3/1/16		(c)1,580	1,402
7.75%, 8/15/16		365	363
			11,310
Health Care (9.4%)
Community Health Systems, Inc.,
6.50%, 12/15/12		1,160	1,211
8.88%, 7/15/15		(e)575	583
DaVita, Inc.,
6.63%, 3/15/13		1,170	1,148
Fisher Scientific International, Inc.,
6.13%, 7/1/15		2,450	2,409
FMC Finance III S.A.,
6.88%, 7/15/17		(e)1,420	1,395
Fresenius Medical Care Capital Trust,
7.38%, 6/15/11	EUR	450	652
7.88%, 6/15/11	$1,095		1,139
Fresenius Medical Care Capital Trust II,
7.88%, 2/1/08		1,361	1,371
HCA, Inc.,
5.75%, 3/15/14		625	530
6.25%, 2/15/13		(c)2,215	2,005
6.50%, 2/15/16		(c)1,450	1,234
Invacare Corp.,
9.75%, 2/15/15		(e)235	238
National Mentor Holdings, Inc.,
11.25%, 7/1/14		975	1,058
Omnicare, Inc.,

6.75%, 12/15/13	1,615	1,550
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	(c)(e)775	810
Tenet Healthcare Corp.,
7.38%, 2/1/13	(c)670	609
9.88%, 7/1/14	(c)425	423
Warner Chilcott Corp.,
8.75%, 2/1/15	945	976
19,341
Housing (1.3%)
Goodman Global Holding Co., Inc.,
7.36%, 6/15/12	(c)(h)441	445
Nortek, Inc.,
8.50%, 9/1/14	1,780	1,704
Realogy Corp.,
10.50%, 4/15/14	(c)(e)530	506
2,655
Information Technology (2.7%)
Freescale Semiconductor, Inc.,
10.13%, 12/15/16	(c)(e)1,650	1,559
Iron Mountain, Inc.,
8.63%, 4/1/13	2,085	2,101
PGS Solutions, Inc.,
9.63%, 2/15/15	775	788
SunGard Data Systems, Inc.,
9.13%, 8/15/13	990	1,018
5,466
Manufacturing (2.1%)
Johnsondiversey, Inc.,
9.63%, 5/15/12	EUR	55	79
9.63%, 5/15/12	$	(c)2,095	2,197
Propex Fabrics, Inc.,
10.00%, 12/1/12	(c)1,210	1,089
RBS Global, Inc./Rexnord Corp.,
8.88%, 9/1/16	1,000	1,008
4,373
Metals (0.8%)
Foundation PA Coal Co.,
7.25%, 8/1/14	(c)575	573
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	910	974
1,547
Retail (1.3%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	1,145	1,202
Phillips - Van Heusen,
7.25%, 2/15/11	1,400	1,428
2,630
Services (0.9%)
Allied Waste North America,
6.38%, 4/15/11	1,050	1,026
Aramark Corp.,
8.50%, 2/1/15	(c)(e)175	179
8.86%, 2/1/15	(c)(e)(h)85	87
Aramark Services, Inc.,
5.00%, 6/1/12	(c)595	527
1,819

Sovereign (0.5%)
Mexican Bonos,
9.50%, 12/18/14	MXN	9,120	931
Telecommunications (3.3%)
Axtel S.A. de CV,
11.00%, 12/15/13	$	(c)1,438	1,589
Citizens Communications Co.,
6.25%, 1/15/13	535		516
Esprit Telecom Group plc,
10.88%, 6/15/08	(b)(d)(k)965		@—
11.00%, 6/15/08	DEM	(b)(d)(k)2,608	@—
11.50%, 12/15/07	EUR	(b)(d)(k)1,669	@—
11.50%, 12/15/07	$	(b)(d)(k)600	@—
Exodus Communications, Inc.,
11.63%, 7/15/10	(b)(c)(d)(k)3,899		@—
Nordic Telephonen Co. Holdings A.p.S.,
8.88%, 5/1/16	(e)465		495
Qwest Communications International, Inc.,
8.87%, 2/15/09	(h)1,507		1,530
Qwest Corp.,
5.63%, 11/15/08	355		355
Rhythms NetConnections, Inc.,
12.75%, 4/15/09	(b)(d)(k)433		@—
13.88%, 5/15/08	(b)(d)(k)12,869		@—
14.00%, 2/15/10	(b)(d)(k)11,487		@—
TDC A/S,
6.50%, 4/19/12	EUR	380	528
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(e)1170	1,348
Windstream Corp.,
8.13%, 8/1/13	490		515
			6,876
Transportation (10.7%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)1,520		1,543
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	(e)555		549
Ford Motor Credit Co.,
5.80%, 1/12/09	1,340		1,312
7.00%, 10/1/13	(c)2,000		1,855
7.25%, 10/25/11	1,475		1,421
General Motors Acceptance Corp.,
4.38%, 12/10/07	(c)1,615		1,604
6.88%, 9/15/11	5,285		5,203
6.88%, 8/28/12	375		367
General Motors Corp.,
7.13%, 7/15/13	(c)710		668
8.38%, 7/15/33	(c)1,370		1,257
Petro Stopping Centers, LP/Petro Financial Corp.,
9.00%, 2/15/12	1,955		2,067
Sonic Automotive, Inc.,
8.63%, 8/15/13	2,945		3,048
United Auto Group, Inc.,
7.75%, 12/15/16	(c)1,060		1,060
			21,954

Utilities (10.4%)
AES Corp. (The),
7.75%, 3/1/14	(c)905	912
8.88%, 2/15/11	243	257
9.00%, 5/15/15	(e)105	112
9.38%, 9/15/10	396	423
CMS Energy Corp.,
7.50%, 1/15/09	(c)2,785	2,870
Colorado Interstate Gas Co.,
6.80%, 11/15/15	(c)2,880	2,976
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(c)(e)1,100	1,029
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	640	656
8.63%, 11/14/11	730	785
Nevada Power Co.,
8.25%, 6/1/11	950	1,033
NRG Energy,
7.38%, 1/15/17	(c)1,200	1,208
Ormat Funding Corp.,
8.25%, 12/30/20	(c)1,498	1,535
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	1,145	1,166
Reliant Resources, Inc.,
7.88%, 6/15/17	(c)345	337
Texas Utilities,
6.38%, 1/1/08	1,000	1,007
Transcontinental Gas Pipe Line Corp.,
6.25%, 1/15/08	2,300	2,314
TXU Energy Co., LLC,
7.00%, 3/15/13	515	532
Williams Cos., Inc.,
7.88%, 9/1/21	2,160	2,333
		21,485
Wireless Communications (1.4%)
American Tower Corp.,
7.13%, 10/15/12	(c)900	925
7.50%, 5/1/12	1,475	1,523
Rural Cellular Corp.,
8.25%, 3/15/12	500	514
		2,962
Total Fixed Income Securities (Cost $219,141)		195,597

	Shares
Common Stocks (0.0%)
Media (0.0%)
Cyprion Media Network	94,396	8
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	@—
XO Holdings, Inc.	(a)(c)6,978	31
		31
Utilities (0.0%)
PNM Resources, Inc.	(a)854	24
Total Common Stocks (Cost $10,800)		63
Preferred Stocks (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc.	1	7
ION Media Networks, Inc. (Convertible) PIK	(e)44,554	4
Total Preferred Stocks (Cost $0)		11

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
9/07 @ 94.75	438	112
12/07 @ 94.75	230	75
3/08 @ 94.75	193	78
Total Put Options Purchased (Cost $232)		265

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,962	10
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,470	4
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,471	2
		16
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(a)(d)(e)(k)8,020	@—

Total Warrants (Cost $0)		16

	Face
	Amount
	(000)
Short-Term Investments (26.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.0%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)1,362	1,362
Alliance & Leicester plc,
5.33%, 7/9/07	(h)973	973
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)474	474
Bancaja,
5.36%, 7/19/07	(h)486	486
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	65	65
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)486	486
BASF AG,
5.36%, 10/22/07	(h)486	486
Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)973	973
BNP Paribas plc,
5.35%, 8/20/07	(h)973	973
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)1,945	1,945
CIC, New York,
5.30%, 7/3/07	(h)681	681
CIT Group Holdings,
5.37%, 7/18/07	(h)1,751	1,751
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)973	973
Dexia Bank, New York,
5.32%, 7/2/07	(h)973	973
Dresdner Bank, London,
5.42%, 7/2/07	1,945	1,945

Ebbets Funding LLC,
5.32%, 7/17/07	992	992
First Tennessee Bank,
5.33%, 7/17/07	(h)486	486
5.34%, 7/17/07	(h)1,945	1,945
Glitner Banki hf,
5.35%, 7/20/07	(h)979	979
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)486	486
5.50%, 7/2/07	(h)914	914
HSBC Finance Corp.,
5.33%, 7/6/07	(h)486	486
IBM Corp.,
5.29%, 7/9/07	(h)1,946	1,946
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)973	973
Marshall & Ilsley Bank,
5.37%, 12/17/07	975	975
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)584	584
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)1,459	1,459
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)973	973
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)739	739
National Bank of Canada,
5.31%, 7/2/07	(h)1,945	1,945
National City Bank Cleveland,
5.32%, 7/2/07	(h)486	486
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)1,945	1,945
Nationwide Building Society,
5.44%, 9/28/07	(h)1,128	1,128
Norinchukin Bank, New York,
5.32%, 7/26/07	1,945	1,945
Old Fine Funding,
5.32%, 7/24/07	(q)969	969
Rheingold Securitization,
5.32%, 7/16/07	(q)961	961
Scaldis Capital LLC,
5.34%, 7/20/07	(q)784	784
5.34%, 7/23/07	(q)484	484
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)2,421	2,421
Skandi, New York,
5.32%, 7/9/07	(h)973	973
Societe Generale, New York,
5.30%, 7/31/07	(h)2,334	2,334
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)645	645
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)1,070	1,070
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)681	681
		47,254

Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)7,122,116	7,122

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.92%, 7/12/07	$ (j)160	160
Total Short-Term Investments (Cost $54,536)		54,536
Total Investments + (Cost $284,709) (121.8%) — including $46,489 of Securities Loaned		250,488
Assets in Excess of Other Liabilities (-21.8%)		(44,876)
Net Assets (100%)		$205,612

(a)	Non-income producing security.

(b)	Issuer is in default.

(c)

All or a portion of security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $46,489,000. This was secured by collateral of $47,254,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At June 30, 2007, the Portfolio held fair valued securities, each valued at less than $500, representing 0.0% of net assets.

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $101,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $30,216,000 and $23,094,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

@	Value is less than $500.

EUR	Euro

DEM	German Mark

MXN	Mexican Peso

PIK	Payment-in-Kind

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $284,709,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $34,221,000 of which $3,972,000 related to appreciated securities and $38,193,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency				In			Appreciation
to Deliver		Value	Settlement	Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	754	$1,022	7/31/07	USD	1,029	$1,029	$7
EUR	2,864	3,880	7/31/07	USD	3,906	3,906	26
USD	226	226	7/31/07	EUR	168	227	1
USD	1,016	1,016	7/31/07	EUR	754	1,022	6
		$6,144				$6,184	$40

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	41	$8,355	Sep-07	$(1)
U.S. Treasury
5yr. Note	212	22,065	Sep-07	(198)
U.S. Treasury
10yr. Note	271	28,646	Sep-07	(404)
Short:
U.S. Treasury
Bonds	206	22,197	Sep-07	235
				$(368)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Goldman Sachs	3/20/2011	1,000	CDS	fixed rate of 0.80%	upon the occurrence of a negative credit event(2)	$2
	3/20/2017	2,125	CDS	upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(79)
JPMorgan Chase	3/20/2011	1,000	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event(19)	1
	6/20/2014	30	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	(16)
	6/20/2014	70	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	(11)
						$(103)

(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.

(9)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.375% Bond Maturing 6/30/10.

(19)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 2.75% Bond Maturing 1/15/18.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (90.9%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
5.75%, 7/20/25 - 09/20/27	$45	$46
6.13%, 11/20/25 - 11/20/27	52	53
6.38%, 3/20/25 - 1/20/28	153	156
		255
Agency Fixed Rate Mortgages (4.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.34%, 4/1/37	560	555
5.75%, 1/1/37	997	998
11.00%, 7/1/13	4	4
Gold Pools:
7.00%, 6/1/28 - 6/1/32	93	96
7.50%, 8/1/30 - 1/1/31	115	119
8.00%, 6/1/30 - 9/1/31	468	493
8.50%, 7/1/30 - 7/1/31	76	81
9.50%, 12/1/22	19	21
10.00%, 6/1/17	20	21
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	381	389
7.00%, 1/1/32 - 11/1/34	1,640	1,702
7.50%, 8/1/29 - 3/1/32	833	871
8.00%, 10/1/30 - 9/1/31	127	135
8.50%, 8/1/30	7	8
9.50%, 12/1/17 - 12/1/21	362	392
10.00%, 7/1/18 - 5/1/22	12	14
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 12/15/21	118	130
10.00%, 4/15/16 - 3/15/25	246	271
10.50%, 9/15/17 - 1/15/18	40	44
11.00%, 3/15/10 - 6/15/20	90	98
11.50%, 6/15/13	6	6
12.00%, 5/15/14	7	8
12.50%, 12/15/10	1	1
		6,457
Asset Backed Corporates (28.4%)
Argent Securities, Inc.,
5.37%, 10/25/36	(h)735	736
Bayview Financial Acquisition Trust,
5.43%, 11/28/36	(h)402	402
Bear Stearns Asset Backed Securities, Inc.,
5.52%, 9/25/34	(h)151	152
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	944	940
4.98%, 5/15/11	1,075	1,071
5.31%, 10/20/09	(e)1,250	1,249

5.38%, 7/20/10	(h)1,000	1,000
Capital One Auto Finance Trust,
5.07%, 7/15/11	575	573
Carrington Mortgage Loan Trust,
5.47%, 9/25/35	(h)105	105
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	411	410
5.57%, 5/25/10	925	928
CIT Equipment Collateral,
5.07%, 2/20/10	600	598
Citibank Credit Card Issuance Trust,
5.35%, 3/22/12	(h)900	901
Citigroup Mortgage Loan Trust, Inc.,
5.39%, 8/25/36 - 1/25/37	(h)1,001	1,001
CNH Equipment Trust,
4.02%, 4/15/09	473	471
4.27%, 1/15/10	1,842	1,830
5.20%, 6/15/10	500	499
Countrywide Asset Backed Certificates,
5.43%, 6/25/35	(h)691	691
Credit-Based Asset Servicing and Securitization, LLC,
5.38%, 6/25/36	(h)369	370
5.39%, 1/25/37	(h)936	936
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	1,000	999
Fremont Home Loan Owner Trust,
5.37%, 10/25/36	(h)710	710
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)1,153	1,147
4.88%, 10/22/09	(e)2,031	2,026
GS Auto Loan Trust,
5.37%, 12/15/10	925	925
GSAMP Trust,
5.39%, 6/25/36-1/25/37	(h)1,896	1,897
Harley-Davidson Motorcycle Trust,
2.63%, 11/15/10	182	181
2.76%, 5/15/11	715	710
3.76%, 12/17/12	550	538
4.07%, 2/15/12	1,150	1,135
4.41%, 6/15/12	1,500	1,482
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,325	1,317
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	1,700	1,696
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	723	718
Nationstar Home Equity Loan Trust,
6.02%, 9/25/36	(h)538	539
Nissan Auto Receivables Grantor Trust,
5.44%, 4/15/10	1,150	1,153
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	955	949
Residential Asset Securities Corp.,
5.40%, 5/25/30	(h)411	411
Securitized Asset Backed Receivables, LLC Trust,
5.40%, 11/25/36	(h)779	780
5.46%, 8/25/47	750	750
SLM Student Loan Trust,
5.32%, 10/25/14	(h)921	922
Soundview Home Equity Loan Trust,
Zero Coupon, 6/25/37	(h)706	706

5.40%, 1/25/37	(h)541	542
Structured Asset Securities Corp.,
5.41%, 6/25/37	(h)720	720
5.52%, 6/25/35	(h)23	23
Terwin Mortgage Trust,
5.79%, 12/25/34	(h)151	152
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	175	171
USAA Auto Owner Trust,
2.67%, 10/15/10	512	511
Volkswagen Auto Lease Trust,
3.82%, 5/20/08	115	115
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	1,604	1,600
Wachovia Auto Owner Trust,
4.06%, 9/21/09	423	420
Whole Auto Loan Trust,
2.58%, 3/15/10	283	280
		41,088
Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
2.68%, 3/15/32	468	41
IO
5.00%, 9/15/14	354	10
6.00%, 5/1/31	234	54
6.50%, 4/1/28 - 8/1/28	524	126
7.00%, 2/15/32	86	24
8.00%, 1/1/28 - 6/1/31	19	5
IO PAC
6.00%, 4/15/32	244	35
Federal National Mortgage Association,
Inv Fl IO
2.78%, 12/25/29	2	@—
IO
6.00%, 5/25/33 - 6/25/33	673	166
6.50%, 6/1/31	151	39
7.00%, 4/25/33	288	79
8.00%, 5/1/30	11	3
9.00%, 11/1/26	34	10
IO PAC
8.00%, 8/18/27	35	9
Government National Mortgage Association,
Inv Fl IO
2.63%, 12/16/25 - 9/16/27	286	17
2.68%, 5/16/32	101	5
		623
Collateralized Mortgage Obligations - Non Agency Collateral Series (1.5%)
Countrywide Alternative Loan Trust,
IO
1.73%, 12/20/35	(e)8,957	229
2.09%, 2/25/37	9,259	451
2.12%, 3/20/47	5,389	287
2.71%, 12/20/35	(e)10,426	458
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	7,803	177
1.97%, 5/19/35	9,679	222
2.32%, 3/19/37	8,266	355
PO
3/19/37	4	3
		2,182

Finance (12.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)610	625
American General Finance Corp.,
4.63%, 5/15/09	755	745
AXA Financial, Inc.,
6.50%, 4/1/08	295	297
Bank of America Corp.,
3.38%, 2/17/09	245	238
3.88%, 1/15/08	165	164
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	248
5.20%, 7/1/07	85	85
Bank One Corp.
6.00%, 2/17/09	455	459
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)195	193
6.30%, 5/10/17	(e)85	84
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)250	238
CIT Group, Inc.,
3.65%, 11/23/07	285	283
4.75%, 8/15/08	100	99
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	327	321
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)300	347
General Electric Capital Corp.,
4.75%, 9/15/14	95	90
5.39%, 3/12/10	(h)515	516
Goldman Sachs Capital II,
5.79%, 12/31/49	(h)360	352
HSBC Finance Corp.,
4.13%, 12/15/08	90	88
6.40%, 6/17/08	270	272
6.75%, 5/15/11	285	296
Huntington National Bank (The),
4.38%, 1/15/10	300	292
iStar Financial, Inc.,
5.71%, 3/9/10	(h)320	321
John Hancock Global Funding II,
7.90%, 7/2/10	(e)715	764
JPMorgan Chase & Co.,
6.00%, 2/15/09	275	277
Marshall & Ilsley Bank,
3.80%, 2/8/08	410	406
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)255	252
MBNA Corp.,
5.79%, 5/5/08	(h)625	628
Monumental Global Funding II,
3.85%, 3/3/08	(e)760	752
Nationwide Building Society,
4.25%, 2/1/10	(e)325	315
Platinum Underwriters Finance, Inc.,
6.37%, 11/16/07	350	349
Popular North America, Inc.,
5.65%, 4/15/09	155	155
Pricoa Global Funding I,
3.90%, 12/15/08	(e)795	777

Residential Capital, LLC,
5.86%, 6/9/08	(h)300	297
6.38%, 6/30/10	425	420
Simon Property Group, LP,
6.38%, 11/15/07	355	356
SLM Corp.,
4.00%, 1/15/10	230	214
Sovereign Bancorp, Inc.,
5.59%, 3/23/10	(h)425	425
Sovereign Bank,
4.00%, 2/1/08	100	99
TIAA Global Markets, Inc.,
4.13%, 11/15/07	(e)630	627
Travelers Cos., Inc. (The),
5.01%, 8/16/07	311	311
Two-Rock Pass Through Trust,
6.30%	(e)(h)(o)290	286
U.S. Bancorp.,
5.10%, 7/15/07	125	125
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)470	470
USB Capital IX,
6.19%	(h)(o)360	363
Wachovia Capital Trust III,
5.80%	(h)(o)720	718
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	287
Washington Mutual, Inc.,
8.25%, 4/1/10	365	389
World Financial Properties,
6.91%, 9/1/13	(e)849	876
6.95%, 9/1/13	(e)206	213
Xlliac Global Funding,
4.80%, 8/10/10	(e)375	367
		18,171
Industrials (7.4%)
America West Airlines, Inc.,
7.10%, 4/2/21	228	241
American Honda Finance Corp.,
3.85%, 11/6/08	(e)325	319
AT&T, Inc.
5.30%, 11/15/10	160	159
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	29
7.13%, 6/15/12	300	316
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	140	142
Caterpillar Financial Services Corp.,
5.43%, 8/20/07	(h)280	280
Clorox Co.,
5.48%, 12/14/07	(h)485	485
Comcast Cable Communications, LLC,
6.75%, 1/30/11	235	243
Comcast LCI Holdings,
7.63%, 2/15/08	40	40
Consumers Energy Co.,
4.00%, 5/15/10	100	96
4.80%, 2/17/09	175	173
Cooper Industries, Inc.,
5.25%, 7/1/07-11/15/12	385	381

CVS Lease Pass Through,
5.75%, 6/1/17	125	121
6.04%, 12/10/28	(e)208	202
CVS/Caremark Corp.
3.88%, 11/1/07	65	65
5.75%, 8/15/11	65	65
Deutsche Telekom International Finance BV,
7.99%, 6/15/10	435	464
FBG Finance Ltd.
5.13%, 6/15/15	(e)255	239
Federated Department Stores, Inc.,
6.30%, 4/1/09	265	268
6.63%, 9/1/08	80	81
Federated Retail Holdings, Inc.,
5.90%, 12/1/16	380	371
FedEx Corp.,
5.50%, 8/15/09	145	145
France Telecom S.A.,
7.75%, 3/1/11	290	310
Fred Meyer, Inc.,
7.45%, 3/1/08	300	304
General Mills, Inc.,
3.88%, 11/30/07	85	84
Home Depot, Inc.,
5.48%, 12/16/09	(h)330	330
ICI Wilmington, Inc.,
4.38%, 12/1/08	125	123
LG Electronics, Inc.,
5.00%, 6/17/10	(e)165	161
Masco Corp.,
4.63%, 8/15/07	240	240
May Department Stores Co. (The),
5.95%, 11/1/08	295	295
Miller Brewing Co.,
4.25%, 8/15/08	(e)280	276
Sara Lee Corp.,
2.75%, 6/15/08	380	370
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)242	251
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	322
Textron Financial Corp.,
4.13%, 3/3/08	305	303
5.13%, 2/3/11	95	94
Time Warner, Inc.,
5.59%, 11/13/09	(h)445	446
Union Pacific Corp.,
6.63%, 2/1/08	416	419
UnitedHealth Group, Inc.,
4.13%, 8/15/09	150	146
5.44%, 3/2/09	(h)145	145
Valero Energy Corp.,
3.50%, 4/1/09	155	150
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	148
Verizon New England, Inc.,
6.50%, 9/15/11	200	205
Viacom, Inc.,
5.75%, 4/30/11	300	300
Vodafone Group plc,
5.45%, 12/28/07	(h)215	215

Yum! Brands, Inc.,
8.88%, 4/15/11	190	209
		10,771
Mortgages - Other (29.9%)
Alliance Bancorp.,
5.56%, 7/25/37	(h)797	797
American Home Mortgage Assets,
5.45%, 3/25/47	(h)895	895
5.51%, 2/25/47	(h)1,150	1,150
American Home Mortgage Investment,
5.51%, 5/25/47	(h)1,132	1,133
5.52%, 8/25/47	1,150	1,150
Banc of America Funding Corp.,
5.67%, 9/20/35	(h)331	332
Bear Stearns Mortgage Funding Trust,
5.48%, 12/25/36	(h)985	986
5.49%, 3/25/37	(h)1,011	1,012
5.50%, 10/25/36	(h)848	850
5.52%, 9/25/36	(h)960	957
Citigroup Mortgage Loan Trust, Inc.,
5.40%, 1/25/37	(h)499	499
Countrywide Alternative Loan Trust,
5.25%, 7/25/46	(e)140	140
5.46%, 4/25/47	(h)902	903
5.51%, 11/25/46	(h)624	626
5.55%, 8/25/47	(h)1,000	1,000
5.58%, 11/20/35	(h)534	535
5.60%, 10/25/35	(h)11	11
5.71%, 12/20/35	(h)837	841
6.50%, 10/25/46	(e)205	205
Countrywide Home Loan Mortgage Pass Through Trust,
5.59%, 4/25/35	(h)758	761
5.62%, 3/25/35	(h)214	214
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(h)1,024	1,022
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)359	359
Federal National Mortgage Association,
5.38%, 12/25/36	551	550
5.51%, 4/1/37	717	713
Greenpoint Mortgage Fund,
5.49%, 4/25/47	(h)993	993
Greenpoint Mortgage Funding Trust,
5.52%, 3/25/47	(h)746	748
5.64%, 3/25/36	(h)1,606	1,609
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)315	313
GSR Mortgage Loan Trust,
5.58%, 8/25/46	(h)818	820
Harborview Mortgage Loan Trust,
5.41%, 1/19/38	(h)255	255
5.45%, 3/19/37	(h)605	604
5.47%, 3/19/38	(h)743	743
5.50%, 11/19/36	(h)923	920
5.51%, 1/19/38	(h)992	994
5.56%, 3/19/37	(h)1,316	1,319
5.61%, 7/19/45	(h)375	376
5.70%, 11/19/35	(h)692	696
Harborview NIM Corp.,
6.41%, 3/19/37	(e)222	222
Indymac Index Mortgage Loan Trust,
5.42%, 2/25/37	(h)681	682

5.53%, 11/25/36	(h)687	688
5.54%, 4/25/46	(h)708	709
Luminent Mortgage Trust,
5.56%, 4/25/36-10/25/46	(h)1,987	1,993
Mastr Adjustable Rate Mortgages Trust,
5.43%, 5/25/47	(h)827	827
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 8/25/35	(h)220	220
Residential Accredit Loans, Inc.,
5.48%, 1/25/37 - 3/25/47	(h)2,278	2,275
5.51%, 12/25/36	(h)797	793
5.52%, 6/25/37	(h)398	398
5.58%, 2/25/46 - 5/25/47	(h)1,922	1,923
5.59%, 2/25/46	(h)585	586
5.62%, 6/25/37	(h)373	373
Structured Asset Mortgage Investments, Inc.,
5.52%, 10/25/36	(h)915	918
Washington Mutual, Inc.,
5.57%, 11/25/45-12/25/45	(h)1,135	1,137
5.58%, 10/25/45	(h)390	390
5.59%, 4/25/45	(h)848	850
5.61%, 8/25/45	(h)164	164
		43,179
Sovereign (0.4%)
Province of Quebec Canada,
6.13%, 1/22/11	550	564
U.S. Treasury Security (3.8%)
U.S. Treasury Note
3.88%, 2/15/13	5,825	5,534
Utilities (1.8%)
Appalachian Power Co.,
3.60%, 5/15/08	355	349
Arizona Public Service Co.,
5.80%, 6/30/14	330	326
Carolina Power & Light Co.,
5.13%, 9/15/13	245	238
Columbus Southern Power Co.,
4.40%, 12/1/10	100	96
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	164
Detroit Edison Co.,
6.13%, 10/1/10	155	158
Entergy Gulf States, Inc.,
5.76%, 12/1/09	(h)215	215
NiSource Finance Corp.,
5.93%, 11/23/09	(h)165	165
Ohio Power Co.,
6.00%, 6/1/16	190	191
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	140
TXU Energy Co., LLC,
6.13%, 3/15/08	125	125
Wisconsin Electric Power Co.,
3.50%, 12/1/07	395	392
		2,559
Total Fixed Income Securities (Cost $132,217)		131,383

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $89)	(e)650	92

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
9/07 @ $94.75	37	9
12/07 @ $94.75	198	65
Total Put Options Purchased (Cost $46)		74

Shares
Short-Term Investments (10.1%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)13,607,417	13,607

	Face Amount
	(000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
4.92%, 7/12/07	$ (j)1,035	1,034
Total Short-Term Investments (Cost $14,640)		14,641
Total Investments + (101.1%) (Cost $146,992)		146,190
Liabilities in Excess of Other Assets (-1.1%)		(1,585)
Net Assets (100%)		$144,605

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $126,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $23,435,000 and $9,828,000, respectively.

@	Value is less than $500.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

PO	Principal Only

PAC	Planned Amortization Class

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $146,992,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $802,000 of which $430,000 related to appreciated securities and $1,232,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number of	Value	Expiration	Appreciation
	Contracts	(000)	Date	(Depreciation)
Long:
U.S. Treasury
5 yr. Note	115	$12,082	Sep-07	$(56)
U.S. Treasury
10 yr. Note	313	33,638	Sep-07	(264)
U.S. Treasury
Long Bond	29	3,232	Sep-07	(50)
Short:
U.S. Treasury
2 yr. Note	10	2,040	Sep-07	2
				$(368)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Citigroup	3/20/12	$200	CDS	Fixed at 0.43%	upon the occurrence of a negative credit event(1)	$ @—
	5/29/17	2,250	IRS	3 mo. LIBOR	Fixed at 5.45%	(37)
Deutsche Bank	5/25/17	14,250	IRS	3 mo. LIBOR	Fixed at 5.39%	(300)
	5/29/17	2,250	IRS	3 mo. LIBOR	Fixed at 5.43%	(41)
Goldman Sachs	12/20/11	250	CDS	Fixed at 0.15%	upon the occurrence of a negative credit event(13)	1
	12/20/11	500	CDS	Fixed at 0.16%	upon the occurrence of a negative credit event(13)	2
	3/20/12	350	CDS	Fixed at 0.22%	upon the occurrence of a negative credit event(16)	@—
	3/20/12	730	CDS	Fixed at 0.10%	upon the occurrence of a negative credit event(6)	1
	6/20/12	360	CDS	upon the occurrence of a negative credit event(20)	Fixed at 0.74%	(26)
JPMorgan Chase	3/20/11	1,100	CDS	Fixed at 0.65%	upon the occurrence of a negative credit event(1)	(13)
	6/20/14	130	CDS	Fixed at 1.18%	upon the occurrence of a negative credit event(21)	1
	6/20/14	370	CDS	Fixed at 1.30%	upon the occurrence of a negative credit event(21)	@—
	3/20/17	330	CDS	upon the occurrence of a negative credit event(11)	Fixed at 2.20%	(8)
Lehman Brothers	12/20/11	375	CDS	Fixed at 0.20%	upon the occurrence of a negative credit event(12)	1
	12/20/11	740	CDS	Fixed at 0.22%	upon the occurrence of a negative credit event(14)	4
	12/20/11	750	CDS	Fixed at 0.12%	upon the occurrence of a negative credit event(15)	@—
						$(415)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., Zero Coupon Bond Maturing 11/17/20.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/13/17.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell, Inc., 7.10% Bond Maturing 4/15/28.

(20)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	—	Credit Default Swap
IRS	—	Interest Rate Swap
LIBOR	—	London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (93.7%)
Australia (0.6%)
New South Wales Treasury Corp.,
6.00%, 5/1/12	AUD	1,000	$820
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	300	427
			1,247
Austria (1.3%)
Republic of Austria,
3.50%, 7/15/15	EUR	2,000	2,512
Belgium (3.9%)
Government of Belgium,
3.00%, 3/28/10	6,000		7,807
Canada (3.3%)
Canadian Government Bond,
3.75%, 6/1/08	CAD	5,500	5,123
Quebec Province,
1.60%, 5/9/13	JPY	180,000	1,454
			6,577
Cayman Islands (0.4%)
MBNA America European Structured Offerings,
5.13%, 4/19/08	EUR	511	695
Denmark (2.1%)
Kingdom of Denmark,
4.00%, 8/15/08	DKK	12,500	2,261
6.00%, 11/15/11	10,000		1,917
			4,178
France (11.5%)
Alcatel-Lucent,
4.75%, 1/1/11	EUR	2,808	650
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	3,219
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33	EUR	(h)300	417
Crown European Holdings S.A.,
6.25%, 9/1/11	295		410
Dexia Municipal Agency,
3.25%, 7/12/08	1,500		2,006
France Telecom S.A.,
1.60%, 1/1/09	330		447
8.13%, 1/28/33	120		207
French Treasury Note,
3.50%, 7/12/11	3,000		3,908
Government of France O.A.T.,
5.50%, 4/25/29	4,500		6,705
6.50%, 4/25/11	3,400		4,910
			22,879
Germany (12.3%)
Bundesrepublik Deutschland,
3.75%, 7/4/13	3,000		3,894
5.50%, 1/4/31	2,400		3,597
6.25%, 1/4/24	6,100		9,711
Kreditanstalt fuer Wiederaufbau,
0.75%, 8/8/08	250		341

2.05%, 9/21/09	JPY	440,000	3,645
2.05%, 2/16/26	160,000		1,264
WestLB AG,
4.00%, 2/2/09	EUR	1,500	2,013
			24,465
Ireland (6.5%)
Depfa ACS Bank,
0.75%, 9/22/08	JPY	730,000	5,919
Government of Ireland,
4.25%, 10/18/07	EUR	5,100	6,902
			12,821
Italy (3.0%)
Republic of Italy,
0.65%, 3/20/09	JPY	740,000	5,978
Japan (13.4%)
Development Bank of Japan,
1.60%, 6/20/14	600,000		4,861
Fujitsu Ltd.,
Zero Coupon, 5/27/09	50,000		421
Government of Japan,
0.30%, 12/20/07	480,000		3,889
1.20%, 6/20/11	200,000		1,617
1.70%, 6/20/33	520,000		3,635
1.90%, 6/20/16	150,000		1,229
2.40%, 3/20/34	430,000		3,486
2.50%, 9/20/36	230,000		1,887
Japan Bank for International Co-operation,
0.35%, 3/19/08	300,000		2,430
Japan Finance Corp. for Municipal Enterprises,
2.00%, 5/9/16	330,000		2,712
Sharp Corp.,
Zero Coupon, 9/30/13	48,000		425
			26,592
Luxembourg (0.4%)
Gaz Capital for Gazprom,
4.56%, 12/9/12	EUR	170	221
Telecom Italia Finance S.A.,
7.75%, 1/24/33	315		492
			713
Mexico (1.9%)
Mexican Bonos,
9.50%, 12/18/14	MXN	36,200	3,696
Multi-Country (2.3%)
Inter-American Development Bank,
1.90%, 7/8/09	JPY	545,000	4,499
Netherlands (5.8%)
Bank Nederlandse Gemeenten,
0.80%, 9/22/08	250,000		2,029
Government of Netherlands,
3.75%, 1/15/23	EUR	1,800	2,183
4.00%, 1/15/37	5,600		6,701
Impress Holdings,
7.09%, 9/15/13	155		215
Telefonica Europe B.V.,
5.88%, 2/14/33	320		433
			11,561
Norway (0.8%)
Kingdom of Norway,
5.50%, 5/15/09	NOK	9,400	1,599
Philippines (0.3%)
Government of Philippines,
9.50%, 2/2/30	$455		596

Poland (1.4%)
Government of Poland,
5.25%, 10/25/17	PLN	2,200	767
5.75%, 6/24/08	5,300		1,918
			2,685
Spain (2.8%)
Government of Spain,
5.15%, 7/30/09	EUR	3,000	4,112
5.40%, 7/30/11	1,000		1,394
			5,506
Sweden (1.6%)
Government of Sweden,
4.00%, 12/1/09	SEK	14,000	2,029
Kingdom of Sweden,
5.25%, 3/15/11	5,600		840
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	230	325
			3,194
United Kingdom (12.3%)
Allied Domecq,
6.63%, 4/18/11	GBP	190	383
BAA plc
4.50%, 2/15/18	EUR	170	216
British Telecommunications plc,
7.38%, 2/15/11	220		321
Government of United Kingdom,
4.00%, 3/7/09	GBP	2,700	5,274
4.25%, 6/7/32	800		1,452
United Kingdom Treasury Bond,
5.00%, 9/7/14	8,700		16,854
			24,500
United States (5.8%)
Federal National Mortgage Association,
1.75%, 3/26/08	JPY	700,000	5,724
Ford Motor Credit Co.,
5.75%, 1/12/09	EUR	320	432
General Electric Capital Corp.,
0.75%, 2/5/09	JPY	250,000	2,019
General Motors Acceptance Corp.,
5.38%, 6/6/11	EUR	190	247
6.00%, 7/3/08	260		352
Omnicom Group, Inc.,
Zero Coupon, 7/31/32	$400		418
WM Covered Bond Program,
3.875%, 9/27/11	EUR	1,500	1,960
Wyeth,
4.88%, 1/15/24	$	(h)390	443
			11,595
Total Fixed Income Securities (Cost $186,975)			185,895

	Shares
Preferred Stock (0.2%)
United States (0.2%)
General Motors Corp.,
1.50%, (Cost $400)	16,000	458
Short-Term Investments (4.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)5,086,847	5,087

	Face
	Amount
	(000)
U.S. Treasury Security (2.0%)
U.S. Treasury Bill
4.04%, 8/2/07	$4,000	3,985
Total Short-Term Investments (Cost $9,071)		9,072
Total Investments + (98.5%) (Cost $196,446)		195,425
Other Assets in Excess of Liabilities (1.5%)		3,016
Net Assets (100%)		$198,441

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $106,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $31,552,000 and $26,465,000, respectively.

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $196,446,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,021,000 of which $4,905,000 related to appreciated securities and $5,926,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to							Appreciation
Deliver			Settlement	In Exchange For		Value	(Depreciation)
(000)		Value (000)	Date	(000)		(000)	(000)
CAD	2,300	$2,159	7/10/07	USD	2,002	$2,002	$(157)
CAD	5,500	5,163	7/10/07	USD	5,178	5,178	15
DKK	14,400	2,619	7/11/07	USD	2,587	2,587	(32)
EUR	500	677	7/12/07	USD	674	674	(3)
EUR	300	406	7/16/07	USD	405	405	(1)
EUR	2,100	2,844	7/16/07	USD	2,876	2,876	32
EUR	580	785	7/16/07	USD	788	788	3
EUR	1,275	1,726	7/16/07	USD	1,726	1,726	@—
EUR	670	907	7/16/07	USD	904	904	(3)
EUR	1,500	2,030	7/16/07	USD	2,011	2,011	(19)
EUR	800	1,083	7/16/07	USD	1,073	1,073	(10)
EUR	500	677	7/16/07	USD	673	673	(4)
GBP	350	703	7/12/07	USD	696	696	(7)
GBP	5,550	11,143	7/18/07	USD	11,052	11,052	(91)
JPY	50,000	407	7/12/07	USD	425	425	18
JPY	55,000	447	7/12/07	USD	455	455	8
MXN	5,475	507	7/10/07	USD	499	499	(8)
MXN	22,100	2,046	7/10/07	USD	2,037	2,037	(9)
PLN	9,775	3,509	7/12/07	USD	3,423	3,423	(86)
PLN	1,425	511	7/16/07	USD	501	501	(10)
SGD	1,885	1,231	7/12/07	USD	1,227	1,227	(4)
TWD	26,775	815	7/11/07	USD	813	813	(2)
USD	40	40	7/10/07	AUD	50	42	2
USD	5,275	5,275	7/10/07	CAD	5,575	5,233	(42)
USD	17,592	17,592	7/16/07	EUR	13,025	17,637	45
USD	273	273	7/16/07	EUR	200	271	(2)
USD	4,042	4,042	7/16/07	EUR	2,950	3,994	(48)
USD	2,084	2,084	7/16/07	EUR	1,550	2,099	15
USD	370	370	7/16/07	EUR	275	372	2
USD	1,594	1,594	7/16/07	EUR	1,185	1,604	10
USD	351	351	7/16/07	EUR	260	352	1
USD	606	606	7/16/07	EUR	450	609	3
USD	1,036	1,036	7/16/07	HUF	190,000	1,040	4
USD	986	986	7/12/07	IDR	8,900,000	985	(1)
USD	9,179	9,179	7/12/07	JPY	1,080,000	8,782	(397)
USD	212	212	7/12/07	JPY	25,000	204	(8)
USD	838	838	7/12/07	JPY	100,000	814	(24)
USD	3,054	3,054	7/12/07	JPY	365,000	2,968	(86)
USD	512	512	7/18/07	KRW	475,000	515	3
USD	393	393	7/10/07	MXN	4,350	402	9
USD	518	518	7/10/07	MYR	1,775	514	(4)
USD	526	526	7/10/07	MYR	1,800	522	(4)
USD	401	401	7/11/07	NOK	2,400	407	6
USD	675	675	7/11/07	NOK	4,000	678	3
USD	951	951	7/16/07	PLN	2,700	969	18
USD	1,539	1,539	7/16/07	PLN	4,375	1,570	31
USD	2,689	2,689	7/16/07	PLN	7,550	2,710	21
USD	884	884	7/16/07	PLN	2,500	897	13
USD	98	98	7/11/07	SEK	675	99	1
USD	545	454	7/12/07	SGD	685	448	(6)
USD	795	795	7/12/07	SGD	1,200	784	(11)
		$100,362				$99,546	$(816)

CHF	— Swiss Franc

HUF	— Hungarian Forint

IDR	— Indonesian Rupiah

KRW	— South Korean Won

MYR	— Malaysian Ringgit

SGD	— Singapore Dollar

TWD	— Taiwan Dollar

USD	— United States Dollar

@	— Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number of Contracts	Value (000)	Expiration Date	Appreciation (Depreciation) (000)
Long:
Euro-Bund	15	$2,248	Sep-07	$6
Short:
JPN 10 yr. Bond	1	$1,072	Sep-07	5
(Japan)				$11

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.2%)
Agency Adjustable Rate Mortgages (4.8%)
Federal Home Loan Mortgage Corp.,
4.77%, 7/1/35	$2,447	$2,404
5.64%, 4/1/37	2,361	2,353
5.75%, 1/1/37	3,728	3,730
5.85%, 10/1/36	2,816	2,829
Federal National Mortgage Association,
5.38%, 12/25/36	1,940	1,935
7.45%, 5/1/36	3,109	3,185
7.49%, 8/1/36	2,302	2,368
7.50%, 7/1/36	3,283	3,364
Government National Mortgage Association,
5.75%, 7/20/25	34	34
6.13%, 11/20/25 - 12/20/27	424	430
6.38%, 2/20/25 - 2/20/28	1,916	1,942
		24,574
Agency Fixed Rate Mortgages (11.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	38	41
10.25%, 7/1/09	5	5
11.00%, 1/1/16	14	15
13.00%, 9/1/10	@—	@—
Gold Pools:
6.00%, 2/1/32 - 4/1/32	84	84
6.50%, 7/1/25 - 3/1/32	404	411
7.00%, 2/1/26	23	23
7.50%, 5/1/16 - 6/1/32	3,430	3,581
8.00%, 11/1/29 - 10/1/31	612	648
8.50%, 12/1/30	131	140
10.00%, 10/1/19 - 1/1/21	61	66
10.50%, 3/1/16	32	33
Federal National Mortgage Association,
Conventional Pools:
6.00%, 10/1/31 - 12/1/31	131	130
6.50%, 6/1/26 - 9/1/32	1,403	1,429
7.00%, 11/1/25 - 6/1/36	22,613	23,340
7.50%, 5/1/23 - 9/1/35	5,929	6,194
8.00%, 2/1/12 - 4/1/32	2,620	2,760
8.50%, 4/1/30 - 5/1/32	2,347	2,521
9.00%, 2/1/17	83	89
9.50%, 8/1/22	107	116
10.00%, 3/1/20 - 5/1/22	150	164
10.50%, 12/1/17 - 10/1/18	39	42

11.00%, 4/1/21	52	57
11.25%, 8/1/13	44	48
11.50%, 1/1/17 - 11/1/19	32	34
July TBA
6.50%, 7/25/36	(i)7,100	7,168
7.00%, 7/25/36	(i)3,000	3,081
August TBA
6.50%, 8/25/36	(i)4,100	4,135
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	184	196
9.50%, 12/15/17 - 9/15/22	684	741
10.00%, 11/15/09 - 2/15/25	1,083	1,196
10.50%, 3/15/19	4	4
11.00%, 9/15/10 - 2/15/16	123	135
11.50%, 1/20/18	2	2
		58,629
Asset Backed Corporates (27.2%)
American Express Credit Account Master Trust,
5.32%, 10/15/12	(h)2,375	2,376
Argent Securities, Inc.,
5.37%, 10/25/36	(h)2,684	2,686
Banc of America Securities Auto Trust,
3.99%, 8/18/09	2,054	2,044
Bear Stearns Asset Backed Securities, Inc.,
5.52%, 9/25/34	(h)422	422
5.54%, 3/25/35	(h)489	490
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	2,100	2,091
4.98%, 5/15/11	3,825	3,810
5.31%, 10/20/09	(e)4,600	4,598
5.33%, 11/15/11	(h)2,500	2,501
5.38%, 7/15/10	(h)3,550	3,549
Capital One Auto Finance Trust,
5.07%, 7/15/11	2,025	2,019
Carrington Mortgage Loan Trust,
5.44%, 2/25/47	(h)2,531	2,532
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	984	981
5.57%, 5/25/10	3,200	3,210
CIT Equipment Collateral,
3.50%, 9/20/08	242	241
Citibank Credit Card Issuance Trust,
5.35%, 3/22/12	(h)2,900	2,902
CNH Equipment Trust,
4.02%, 4/15/09	1,111	1,107
4.27%, 1/15/10	3,274	3,253
5.20%, 6/15/10	1,775	1,771
Countrywide Asset Backed Certificates,
5.47%, 5/25/36	(h)1,155	1,156
Daimler Chrysler Auto Trust,
4.04%, 9/8/09	1,221	1,217
First Franklin Mortgage Loan Asset Backed Certificates,
5.37%, 7/25/36	(h)1,770	1,771

5.39%, 2/25/36	(h)1,269	1,270
5.44%, 10/25/35	(h)1,094	1,095
Ford Credit Auto Owner Trust,
4.17%, 1/15/09	629	628
5.05%, 3/15/10	1,750	1,747
5.26%, 10/15/10	4,000	3,996
5.33%, 4/15/10	(h)5,075	5,075
Fremont Home Loan Owner Trust,
5.37%, 10/25/36	(h)3,118	3,119
GE Dealer Floorplan Master Note Trust,
5.40%, 7/20/09	(h)2,500	2,502
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)2,065	2,054
4.88%, 10/22/09	(e)2,939	2,931
GS Auto Loan Trust,
5.37%, 12/15/10	3,375	3,377
GSAMP Trust,
5.39%, 1/25/37	(h)1,994	1,996
5.44%, 3/25/47	(h)2,831	2,833
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	3,800	3,720
4.07%, 2/15/12	2,300	2,269
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,825	1,813
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	1,587	1,578
3.93%, 1/15/09	677	674
4.85%, 10/19/09	2,475	2,470
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	1,632	1,621
Indymac Residential Asset Backed Trust,
5.45%, 4/25/37	(h)2,219	2,221
Lehman Brothers Floating Rate Commercial Mortgage Trust,
5.44%, 9/15/21	(e)(h)1,620	1,621
Long Beach Mortgage Loan Trust,
5.41%, 1/25/46	(h)685	686
MBNA Credit Card Master Note Trust,
5.46%, 2/16/10	(h)3,200	3,203
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	940	950
7.80%, 10/15/12	2,715	2,895
Merrill Auto Trust Securitization,
4.10%, 8/25/09	2,116	2,107
National City Auto Receivables Trust,
2.88%, 5/15/11	1,860	1,832
Nationstar Home Equity Loan Trust,
6.02%, 9/25/36	(h)1,709	1,711
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	2,022	2,011
RAAC Series,
5.42%, 9/25/45	(h)838	839
Residential Asset Mortgage Products, Inc.,
5.39%, 8/25/36	(h)2,425	2,427
Residential Asset Securities Corp.,
5.43%, 4/25/37	(h)2,294	2,296

Securitized Asset Backed Receivables, LLC Trust,
5.39%, 12/25/35	(h)647	648
5.43%, 2/25/37	(h)2,902	2,904
SLM Student Loan Trust,
5.35%, 10/27/14	(h)3,417	3,419
5.46%, 8/25/47	2,600	2,600
Soundview Home Equity Loan Trust,
5.43%, 2/25/37	(h)2,445	2,446
Structured Asset Securities Corp.,
5.41%, 6/25/37	(h)2,623	2,623
5.52%, 6/25/35	(h)264	264
Terwin Mortgage Trust,
5.79%, 12/25/34	(h)410	412
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	700	686
USAA Auto Owner Trust,
3.90%, 7/15/09	987	982
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	2,378	2,373
Wachovia Auto Owner Trust,
2.91%, 4/20/09	182	182
4.06%, 9/21/09	958	953
		138,786
Collateralized Mortgage Obligations - Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
0.63%, 3/15/24	2,483	47
2.68%, 3/15/32	490	43
IO
6.00%, 5/1/31	1,022	238
6.50%, 4/1/28 - 5/15/33	1,890	462
8.00%, 1/1/28 - 6/1/31	195	50
IO PAC
6.00%, 5/15/30 - 4/15/32	1,562	197
PAC
10.00%, 6/15/20	14	15
Federal National Mortgage Association,
Inv Fl IO
2.78%, 12/25/29	11	@—
2.88%, 10/25/28	365	13
3.16%, 5/18/27	735	66
3.23%, 10/25/30	191	9
IO
6.00%, 8/25/32 - 11/25/32	1,490	226
6.50%, 2/25/33 - 6/25/33	4,940	1,224
7.00%, 4/25/33	726	200
7.50%, 11/1/29	1,007	324
8.00%, 4/1/24 - 12/1/31	804	201
9.00%, 11/1/26	86	24
Government National Mortgage Association,
Inv Fl IO
3.28%, 8/16/29	515	30
		3,369

Collateralized Mortgage Obligation - Non Agency Collateral Series (2.7%)
Countrywide Alternative Loan Trust,
IO
1.16%, 3/20/46	11,348	479
1.95%, 12/20/46	27,079	1,237
2.05%, 12/20/35	(e)(h)13,354	342
2.09%, 2/25/37	12,077	589
2.37%, 10/25/46	16,202	754
3.16%, 12/20/35	(e)(h)15,562	683
PO
2.12%, 3/20/47	22,399	1,193
Greenpoint Mortgage Funding Trust,
IO
0.93%, 8/25/45	7,809	232
1.91%, 10/25/45	8,639	257
GS Mortgage Securities Corp.,
IO
2.40%, 8/25/35	(e)(h)5,634	203
GS Mortgage Securities Corp. II,
1.00%, 8/10/45	(h)2,900	2,892
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	(h)8,910	202
1.97%, 5/19/35	(h)12,586	289
2.32%, 3/19/37	(h)10,845	466
2.44%, 7/19/47	(h)18,848	668
PO
3/19/37	6	4
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)8,057	252
JPMorgan Chase Commercial Mortgage Securities Corp.,
1.00%	(h)(o)3,025	3,008
		13,750
Finance (8.1%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,910	1,958
American General Finance Corp.,
4.63%, 9/1/10	(c)915	891
AXA Financial, Inc.,
6.50%, 4/1/08	760	765
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	248
5.20%, 7/1/07	285	285
Bank One Corp.,
6.00%, 2/17/09	1,350	1,362
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)715	706
6.30%, 5/10/17	(e)295	291
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	190	189
5.43%, 8/20/07	(h)895	895
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)925	882

CIT Group, Inc.,
4.75%, 8/15/08	490	486
Citicorp, Inc.,
6.38%, 11/15/08	(c)705	714
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	1,150	1,127
Farmers Exchange Capital,
7.05%, 7/15/28	(c)(e)675	686
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)725	840
General Electric Capital Corp.,
4.25%, 12/1/10	445	430
Goldman Sachs Capital II,
5.79%	(h)(o)1,295	1,265
HSBC Finance Corp.,
4.13%, 12/15/08	450	442
5.88%, 2/1/09	345	348
6.38%, 10/15/11	688	708
6.40%, 6/17/08	465	469
6.75%, 5/15/11	365	379
Huntington National Bank,
4.38%, 1/15/10	520	507
International Lease Finance Corp.,
3.75%, 8/1/07	500	499
iStar Financial, Inc.,
5.71%, 3/9/10	(h)1,175	1,177
JPMorgan Chase & Co.,
6.00%, 2/15/09	640	646
Marshall & Ilsley Bank,
3.80%, 2/8/08	1,365	1,353
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)1,100	1,088
MBNA Corp.,
5.79%, 5/5/08	(h)995	999
Nationwide Building Society,
4.25%, 2/1/10	(e)1,065	1,033
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	567
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	585	583
Popular North America, Inc.,
5.65%, 4/15/09	455	455
Residential Capital Corp.,
5.86%, 6/9/08	(c)(h)1,125	1,114
6.38%, 6/30/10	1,460	1,442
SLM Corp.,
4.00%, 1/15/10	705	656
Sovereign Bancorp, Inc.,
5.59%, 3/23/10	(h)1,540	1,541
Sovereign Bank,
4.00%, 2/1/08	105	104
Travelers Cos., Inc. (The),
5.01%, 8/16/07	855	855
Two-Rock Pass Through Trust,
6.30%	(e)(h)(o)645	636

Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)1,665	1,666
USB Capital IX,
6.19%	(h)(o)1,255	1,265
Wachovia Capital Trust III,
5.80%	(h)(o)2,545	2,536
Washington Mutual Bank FA,
5.50%, 1/15/13	170	166
Washington Mutual, Inc.,
6.67%	(e)(h)(o)300	287
8.25%, 4/1/10	920	980
World Financial Properties,
6.91%, 9/1/13	(e)1,770	1,828
Xlliac Global Funding,
4.80%, 8/10/10	(e)1,110	1,086
		41,435
Industrials (5.5%)
America West Airlines, Inc.,
7.10%, 4/2/21	1,086	1,146
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	329
7.13%, 6/15/12	865	910
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	540	546
Clorox Co.,
5.48%, 12/14/07	(h)920	921
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	440	456
7.13%, 6/15/13	145	154
ConAgra Foods, Inc.,
7.00%, 10/1/28	280	292
8.25%, 9/15/30	365	433
Consumers Energy Co.,
4.80%, 2/17/09	625	618
Cooper Industries, Inc.,
5.25%, 7/1/07	770	770
5.25%, 11/15/12	660	648
CVS/Caremark Corp.,
5.75%, 8/15/11	235	235
5.75%, 6/1/17	440	425
CVS Lease Pass Through,
6.04%, 12/10/28	(e)762	742
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	430	545
FBG Finance Ltd.,
5.13%, 6/15/15	(e)795	746
Federated Department Stores, Inc.,
6.30%, 4/1/09	370	374
France Telecom S.A.,
8.50%, 3/1/31	(c)790	995
Fred Meyer, Inc.,
7.45%, 3/1/08	765	775
ICI Wilmington, Inc.,
4.38%, 12/1/08	505	497

LG Electronics, Inc.,
5.00%, 6/17/10	(e)520	508
May Department Stores Co.,
6.70%, 7/15/34	(c)770	718
Miller Brewing Co.,
4.25%, 8/15/08	(e)800	788
Sara Lee Corp.,
6.13%, 11/1/32	(c)570	511
SBC Communications, Inc.,
6.15%, 9/15/34	545	524
Sprint Capital Corp.,
8.75%, 3/15/32	220	248
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)1,137	1,180
Telecom Italia Capital S.A.,
4.00%, 1/15/10	(c)1,100	1,058
Telefonica Europe BV,
8.25%, 9/15/30	885	1,031
Textron Financial Corp.,
4.13%, 3/3/08	510	506
5.13%, 2/3/11	750	743
The Home Depot, Inc.,
5.49%, 12/16/09	(h)1,155	1,154
Time Warner, Inc.,
5.59%, 11/13/09	(h)1,580	1,582
Union Pacific Corp.,
6.63%, 2/1/08	370	372
6.79%, 11/9/07	225	226
UnitedHealth Group, Inc.,
4.13%, 8/15/09	440	430
5.44%, 3/2/09	(h)615	615
Valero Energy Corp.,
3.50%, 4/1/09	575	558
Verizon New England, Inc.,
6.50%, 9/15/11	610	627
Viacom, Inc.,
6.88%, 4/30/36	755	732
Vodafone Group plc,
5.45%, 12/28/07	(h)745	745
Yum! Brands, Inc.,
8.88%, 4/15/11	450	495
		27,908
Mortgages — Other (29.5%)
Alliance Bancorp Trust,
5.56%, 7/25/37	(h)2,839	2,839
American Home Mortgage Assets,
5.45%, 3/25/47	(h)3,291	3,290
5.51%, 10/25/46 - 6/25/47	(h)7,990	7,998
5.55%, 9/25/46	(h)2,907	2,918
Banc of America Funding Corp.,
5.67%, 9/20/35	(h)949	953
Bear Stearns Mortgage Funding Trust,
5.46%, 3/25/37	(h)3,096	3,089
5.48%, 12/25/36	(h)2,463	2,466

5.52%, 9/25/36	(h)2,496	2,488
5.57%, 7/25/36	(h)2,598	2,595
California Federal Savings & Loan Association,
8.80%, 1/25/14	(k)1	1
Countrywide Alternative Loan Trust,
5.51%, 10/25/46 - 11/25/46	(h)5,477	5,477
5.58%, 11/20/35	(h)887	888
5.59%, 7/25/46	(h)1,646	1,650
5.63%, 3/20/46	(h)1,669	1,672
5.70%, 11/20/35	(h)1,596	1,604
5.71%, 12/20/35	(h)2,329	2,339
6.50%, 10/25/46	(e)727	726
6.73%, 2/25/36	(h)2,122	2,135
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.47%, 2/25/47	(h)3,801	3,793
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)1,297	1,296
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)3,081	3,089
5.97%, 4/19/47	(h)2,477	2,478
Greenpoint Mortgage Funding Trust,
5.49%, 4/25/47	(h)3,773	3,772
5.50%, 1/25/37	(h)3,492	3,489
5.52%, 3/25/47	(h)3,531	3,541
5.64%, 3/25/36	(h)2,081	2,086
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)1,166	1,162
GSR Mortgage Loan Trust,
5.51%, 8/25/46	(h)2,862	2,867
Harborview Mortgage Loan Trust,
5.41%, 1/19/38	(h)884	885
5.45%, 3/19/38	(h)2,168	2,166
5.47%, 3/19/38	(h)2,395	2,398
5.50%, 11/19/36	(h)3,277	3,266
5.51%, 1/19/38	(h)3,484	3,490
5.52%, 3/19/38	(h)1,509	1,512
5.55%, 7/19/46	(h)2,124	2,127
5.57%, 8/21/36 - 10/19/37	(h)5,129	5,140
5.60%, 11/19/36	(h)3,143	3,159
5.61%, 7/19/45	(h)666	668
5.70%, 11/19/35	(h)1,248	1,255
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)1,623	1,621
Indymac Index Mortgage Loan Trust,
5.42%, 2/25/37	(h)2,817	2,820
5.44%, 7/25/46	(h)3,450	3,462
5.53%, 11/25/36	(h)1,990	1,994
5.70%, 10/25/36	(h)1,498	1,503
Luminent Mortgage Capital, Inc.,
5.56%, 4/25/36	(h)1,587	1,592
Mastr Adjustable Rate Mortgages Trust,
5.43%, 5/25/47	(h)2,961	2,961
5.57%, 4/25/46	(h)1,704	1,710
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 8/25/35	(h)399	400

Residential Accredit Loans, Inc.,
5.48%, 3/25/47	(h)4,677	4,673
5.51%, 12/25/36	(h)2,535	2,522
5.52%, 5/25/47	(h)1,442	1,442
5.55%, 5/25/46	(h)1,589	1,591
5.58%, 2/25/46 - 5/25/47	(h)3,027	3,030
5.59%, 2/25/46	(h)790	792
5.62%, 5/25/47	(h)1,342	1,343
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	38	38
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36	(h)699	700
5.52%, 10/25/36	(h)2,379	2,386
5.55%, 8/25/36	(h)2,651	2,660
5.59%, 4/25/36	(h)2,760	2,768
Wamu Alternative Mortgage Pass Through Certificates,
5.03%, 8/25/46	(h)2,306	2,311
5.97%, 4/25/46	(h)2,089	2,091
Washington Mutual, Inc.,
5.40%, 6/25/46	(h)618	618
5.42%, 5/25/46	(h)193	193
5.57%, 11/25/45 - 12/25/45	(h)1,680	1,683
5.58%, 10/25/45	(h)643	644
5.61%, 8/25/45	(h)302	302
Zuni Mortgage Loan Trust,
5.45%, 8/25/36	(h)1,737	1,737
		150,354
U.S. Treasury Security (2.9%)
U.S. Treasury Note
2.63%, 5/15/08	(c)15,000	14,700
Utilities (1.3%)
Arizona Public Service Co.,
5.80%, 6/30/14	745	736
Carolina Power & Light Co.,
5.13%, 9/15/13	760	737
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	217
Consolidated Natural Gas Co.,
6.25%, 11/1/11	355	363
Detroit Edison Co.,
6.13%, 10/1/10	480	489
Entergy Gulf States, Inc.,
3.60%, 6/1/08	345	339
5.76%, 12/1/09	(h)455	455
NiSource Finance Corp.,
5.93%, 11/23/09	(h)535	536
Ohio Power Corp.,
6.00%, 6/1/16	740	742
Plains All American Pipeline, LP,
6.70%, 5/15/36	750	753
Public Service Electric & Gas Co.,
5.00%, 1/1/13	580	562
Texas Eastern Transmission, LP,
7.00%, 7/15/32	(c)425	468

Wisconsin Electric Power Co.,
3.50%, 12/1/07	540	536
		6,933
Total Fixed Income Securities (Cost $483,807)		480,438

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.,
13.33% (Cost $1,110)	(c)(e)7,150	1,014
Put Options Purchased (0.1%)
90 Day EuroDollar
9/07 @ $94.75	276	71
12/07 @ $94.75	678	220
Total Put Options Purchased (Cost $203)		291

	Face
	Amount
	(000)
Short-Term Investments (10.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (1.1%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)166	166
Alliance & Leicester plc,
5.33%, 7/9/07	(h)118	118
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)58	58
Bancaja,
5.36%, 7/19/07	(h)59	59
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	8	8
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)59	59
BASF AG,
5.36%, 10/22/07	(h)59	59
Bear Sterns & Co., Inc.,
5.38%, 7/16/07	(h)118	118
BNP Paribas plc,
5.35%, 8/20/07	(h)118	118
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)237	237
CIC, New York,
5.30%, 7/3/07	(h)83	83
CIT Group Holdings,
5.37%, 7/18/07	(h)213	213
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)118	118
Dexia Bank, New York,
5.32%, 7/2/07	(h)118	118
Dresdner Bank, London,
5.42%, 7/2/07	237	237
Ebbetts Funding LLC,
5.32%, 7/17/07	(q)121	121
First Tennessee Bank,
5.33%, 7/17/07	(h)59	59
5.34%, 7/17/07	(h)237	237

Glitner Banki hf,
5.35%, 7/20/07	(h)119	119
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)59	59
5.50%, 7/2/07	(h)111	111
HSBC Finance Corp.,
5.33%, 7/6/07	(h)59	59
IBM Corp.,
5.29%, 7/9/07	(h)237	237
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)118	118
Marshall & Ilsley Bank,
5.37%, 12/17/07	119	119
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)71	71
Metropolitan Life Global Funding Corp.,
5.31%, 7/23/07	(h)178	178
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)118	118
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)90	90
National City Bank Cleveland,
5.32%, 7/2/07	(h)59	59
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)237	237
Nationwide Building Society,
5.44%, 9/28/07	(h)137	137
National Bank of Canada,
5.31%, 7/2/07	(h)237	237
Norinchukin Bank, New York,
5.32%, 7/26/07	237	237
Old Line Funding,
5.32%, 7/24/07	(q)118	118
Rheingold Securitization,
5.32%, 7/16/07	(q)117	117
Scaldis Capital LLC,
5.34%, 7/20/07	(q)96	96
5.34%, 7/23/07	(q)59	59
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)295	295
Skandi, New York,
5.32%, 7/9/07	(h)118	118
Societe Generale, New York,
5.30%, 7/31/07	(h)284	284
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)79	79
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)130	130
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)83	83
		5,751

Shares
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)47,268,460	47,269

	Face
	Amount
	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
4.92%, 7/12/07	$ (j)1,790	1,787
Total Short-Term Investments (Cost $54,807)		54,807
Total Investments + (105.2%) (Cost $539,927) — including $20,666 of Securities Loaned		536,550
Liabilities in Excess of Other Assets (-5.2%)		(26,284)
Net Assets (100%)		$510,266

(c)

All or a portion of the security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $20,666,000. This was secured by collateral of $5,751,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $15,042,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)	Security has been deemed illiquid at June 30, 2007.

(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the six months ended June 30, 2007, advisory fees paid were reduced by $12,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $619,000. During the six months ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $113,436,000 and $66,167,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

@	Face Amount/Value is less than $500.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

TBA	To Be Announced

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $539,927,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,377,000 of which $1,932,000 related to appreciated securities and $5,309,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	590	$120,231	Sep-07	$(153)

U.S. Treasury
5 yr. Note	1,148	119,482	Sep-07	(1,027)

U.S. Treasury
Long Bond	38	4,095	Sep-07	14

Short:
U.S. Treasury
10 yr. Note	159	16,807	Sep-07	(36)
				$(1,202)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)

Citigroup	3/20/12	$1,600	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	$ @—
	5/22/17	12,800	IRS	3 month LIBOR	fixed rate of 5.33%	(324)
	5/23/17	12,800	IRS	3 month LIBOR	fixed rate of 5.37%	(290)
	5/24/17	11,000	IRS	3 month LIBOR	fixed rate of 5.34%	(274)
Deutsche Bank	5/25/17	28,700	IRS	3 month LIBOR	fixed rate of 5.39%	(604)
	5/29/17	19,625	IRS	3 month LIBOR	fixed rate of 5.43%	(354)
Goldman Sachs	3/20/11	1,500	CDS	fixed rate of 0.80%	upon the occurrence of a negative credit event(2)	(25)
	12/20/11	850	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	4
	12/20/11	1,750	CDS	fixed rate of 0.16%	upon the occurrence of a negative credit event(13)	9
	3/20/12	2,600	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	3
	3/20/12	1,300	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	(1)
	6/20/12	1,280	CDS	upon the occurrence of a negative credit event(20)	fixed rate of 0.74%	(94)
JPMorgan Chase	3/20/11	1,500	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event(19)	(17)
	6/20/14	455	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	3
	6/20/14	1,300	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	1
	5/23/17	12,800	IRS	3 month LIBOR	fixed rate of 5.37%	(287)
	5/24/17	18,000	IRS	3 month LIBOR	fixed rate of 5.34%	(446)
	5/29/17	19,625	IRS	3 month LIBOR	fixed rate of 5.45%	(326)
Lehman Brothers	12/20/11	1,300	CDS	fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	2
	12/20/11	2,700	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	14
	12/20/11	2,600	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	1
	3/20/17	1,320	CDS	upon the occurrence of a negative credit event(11)	fixed rate of 2.20%	(32)
						$(3 ,037)

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd, Zero Coupon Bond Maturing 11/17/20.

(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(11)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.50% Bond Maturing 4/17/13.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.

(19)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 2.75% Bond Maturing 1/15/18.

(20)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of SLM Corp., 5.13% Bond Maturing 8/27/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap

IRS	— Interest Rate Swap

LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.9%)
Agency Adjustable Rate Mortgages (4.5%)
Federal Home Loan Mortgage Corp.,
3.70%, 7/1/34	$1,163	$1,163
4.35%, 10/1/33	5,740	5,704
4.38%, 7/1/35	7,181	7,116
Federal National Mortgage Association,
4.11%, 2/1/35	1,032	1,030
4.21%, 5/1/35	4,145	4,208
4.49%, 5/1/35	7,012	6,955
4.55%, 4/1/35	1,370	1,367
4.71%, 9/1/35	4,634	4,575
5.11%, 7/1/34	1,102	1,106
5.67%, 6/1/34	577	582
6.98%, 3/1/36	6,202	6,366
7.49%, 8/1/36	6,528	6,713
Government National Mortgage Association,
5.75%, 7/20/27 - 9/20/27	132	133
6.13%, 12/20/25 - 12/20/27	126	127
6.38%, 1/20/25 - 1/20/28	547	553
		47,698
Agency Fixed Rate Mortgages (1.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	107	116
11.00%, 5/1/20	6	7
11.50%, 1/1/18	16	17
Gold Pools:
6.50%, 9/1/19 - 11/1/29	208	213
7.00%, 3/1/32	4	4
7.50%, 11/1/19 - 11/1/32	2,566	2,681
8.50%, 8/1/28	76	82
10.00%, 10/1/21	9	10
10.50%, 1/1/19 - 10/1/20	26	28
11.50%, 8/1/10	8	9
12.00%, 6/1/15 - 9/1/15	33	36
Federal National Mortgage Association,
Conventional Pools:
6.50%, 9/1/27 - 10/1/32	3,163	3,227
7.00%, 1/1/28 - 12/1/34	4,403	4,555
7.50%, 9/1/29 - 7/1/32	3,829	3,993
8.00%, 12/1/29 - 8/1/31	251	265
9.50%, 11/1/20	28	30
10.00%, 8/1/16 - 9/1/16	30	33
10.50%, 12/1/16	14	15
11.00%, 7/1/20	10	11
11.50%, 11/1/19	27	29
12.50%, 2/1/15	20	22
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	123	131
9.50%, 12/15/17 - 12/15/21	212	231
10.00%, 11/15/09 - 7/15/22	498	550

10.50%, 8/15/21	27	31
11.00%, 1/15/10 - 1/15/21	219	243
11.50%, 2/15/13 - 11/15/19	146	162
		16,731
Asset Backed Corporates (16.4%)
ACE Securities Corp.,
8.02%, 9/25/33	(h)515	500
Aegis Asset Backed Securities Trust,
7.32%, 6/25/34	(h)2,325	2,236
Ameriquest Mortgage Securities, Inc.,
6.47%, 8/25/34	(h)2,675	2,688
Amortizing Residential Collateral Trust,
9.07%, 1/25/33	(h)122	35
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	4,085	4,068
4.98%, 5/15/11	8,375	8,343
5.31%, 10/20/09	(e)9,750	9,746
5.38%, 7/20/10	9,100	9,096
Capital One Auto Finance Trust,
5.07%, 7/15/11	4,250	4,238
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	7,800	7,825
Chase Manhattan Auto Owner Trust,
2.83%, 9/15/10	5,804	5,732
2.94%, 6/15/10	870	865
CIT Equipment Collateral,
3.50%, 9/20/08	848	844
5.07%, 2/20/10	4,675	4,660
CNH Equipment Trust,
5.20%, 6/15/10	3,650	3,641
Countrywide Asset-Backed Certificates,
4.37%, 11/25/35	(h)3,976	3,950
Daimler Chrysler Auto Trust,
2.58%, 4/8/09	2,775	2,761
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	4,700	4,691
5.26%, 10/15/10	5,725	5,720
5.40%, 8/15/11	8,950	8,954
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)4,129	4,108
4.88%, 10/22/09	(e)7,623	7,602
Harley-Davidson Motorcycle Trust,
2.63%, 11/15/10	925	919
2.76%, 5/15/11	1,861	1,847
3.56%, 2/15/12	3,864	3,809
3.76%, 12/17/12	9,475	9,277
4.07%, 2/15/12	5,600	5,525
4.41%, 6/15/12	5,420	5,354
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)4,550	4,521
Home Equity Asset Trust,
7.42%, 8/25/34	(h)1,100	1,102
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	6,950	6,936
Hyundai Auto Receivables Trust,
2.97%, 5/15/09	1,139	1,132
Lehman XS Trust,
5.62%, 2/25/46	(h)4,447	4,461
Long Beach Mortgage Loan Trust,
5.41%, 1/25/36	(h)2,056	2,057

National City Auto Receivables Trust,
2.88%, 5/15/11	4,765	4,692
New Century Home Equity Loan Trust,
4.46%, 8/25/35	(g)2,023	2,008
Park Place Securities, Inc.,
7.17%, 10/25/34	(h)3,125	3,126
Securitized Asset Backed Receivables LLC Trust,
5.39%, 11/25/35 - 12/25/35	(h)3,435	3,439
Structured Asset Investment Loan Trust,
8.32%, 6/25/33	(h)1,587	1,591
USAA Auto Owner Trust,
2.67%, 10/15/10	5,681	5,669
3.58%, 2/15/11	2,331	2,315
Volkswagen Auto Lease Trust,
3.82%, 5/20/08	515	514
Whole Auto Loan Trust,
2.58%, 3/15/10	2,170	2,148
		174,745
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corp.,
7.50%, 9/15/29	3,968	4,126
PAC
3.50%, 5/15/22	1,710	1,690
Federal National Mortgage Association,
PAC
5.50%, 1/25/24	2,866	2,860
6.50%, 6/25/35	2,524	2,590
		11,266
Collateralized Mortgage Obligations - Non Agency Collateral Series (2.6%)
Countrywide Alternative Loan Trust,
IO
1.16%, 3/20/46	27,207	1,149
2.09%, 2/25/37	20,450	997
Greenpoint Mortgage Funding Trust,
IO
0.93%, 8/25/45	16,451	489
1.91%, 10/25/45	20,689	614
GS Mortgage Securities Corp.,
2.40%, 3/25/36	(e)(h)15,564	562
Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	(h)21,042	477
1.97%, 5/19/35	(h)24,737	568
2.26%, 1/19/36	(h)33,093	827
2.32%, 3/19/37	(h)26,088	1,121
2.44%, 7/19/46	(h)45,862	1,626
2.49%, 1/19/36	(h)13,466	387
PO
3/19/37	14	10
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)19,082	596
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.65%, 6/15/49	5,825	5,852
Washington Mutual, Inc.,
6.03%, 8/25/46	(h)9,527	9,542
IO
Zero Coupon, 7/25/44 - 3/25/47	143,625	2,204
0.35%, 6/25/44	10,328	168
0.37%, 10/25/44	30,273	506
		27,695

Finance (11.3%)
Allstate Life Global Funding Trusts,
4.50%, 5/29/09	690	681
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	1,485	1,458
AXA Financial, Inc.,
6.50%, 4/1/08	870	876
Bank of America Corp.,
3.38%, 2/17/09	3,095	3,004
3.88%, 1/15/08	1,100	1,091
Bank of New York Co., Inc. (The),
5.20%, 7/1/07	720	720
Bank One Corp.,
6.00%, 2/17/09	664	670
Capital One Financial Corp.,
5.64%, 9/10/09	(h)3,240	3,251
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)2,065	2,040
CIT Group, Inc.,
4.75%, 8/15/08	2,270	2,251
Citicorp,
6.38%, 11/15/08	1,055	1,069
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,587
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	2,760	2,706
Goldman Sachs Group, Inc.,
4.13%, 1/15/08	3,435	3,414
Hartford Financial Services Group (The),
5.55%, 8/16/08	3,700	3,704
HBOS Treasury Services,
5.63%, 7/20/09	(e)5,400	5,430
HSBC Finance Corp.,
4.13%, 12/15/08	760	747
5.88%, 2/1/09	1,580	1,591
6.38%, 10/15/11	285	293
6.40%, 6/17/08	1,470	1,483
6.75%, 5/15/11	630	655
International Lease Finance Corp.,
4.63%, 6/2/08	4,015	3,985
iStar Financial, Inc.,
5.71%, 3/9/10	(h)2,380	2,384
John Hancock Financial Services, Inc.,
5.63%, 12/1/08	3,365	3,377
John Hancock Global Funding II,
7.90%, 7/2/10	(e)625	668
JPMorgan Chase & Co.,
6.00%, 2/15/09	805	812
7.00%, 11/15/09	315	326
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)2,350	2,323
MBNA Corp.,
5.63%, 11/30/07	1,250	1,252
5.79%, 5/5/08	(h)1,605	1,611
Metropolitan Life Global Funding I,
4.63%, 8/19/10	(e)4,310	4,215
Monumental Global Funding II,
3.85%, 3/3/08	(e)2,596	2,568
4.38%, 7/30/09	(e)2,335	2,286
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	1,650	1,645

Popular North America, Inc.,
5.65%, 4/15/09	2,245	2,244
Pricoa Global Funding I,
3.90%, 12/15/08	(e)2,930	2,865
Prudential Funding, LLC,
6.60%, 5/15/08	(e)1,970	1,987
Residential Capital Corp.,
6.00%, 2/22/11	3,220	3,118
6.38%, 6/30/10	3,095	3,057
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	3,900	4,090
Simon Property Group, LP,
6.38%, 11/15/07	2,115	2,121
SLM Corp.,
4.00%, 1/15/10	3,825	3,562
Sovereign Bancorp,
5.59%, 3/23/10	(h)3,160	3,163
Sovereign Bank,
4.00%, 2/1/08	635	630
St. Paul Travelers Cos., Inc. (The),
5.01%, 8/16/07	1,930	1,929
Suntrust Bank,
4.55%, 5/25/09	4,238	4,178
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)4,310	4,313
U.S. Bank N.A.,
3.70%, 8/1/07	350	350
Wachovia Capital Trust III,
5.80%	(h)(o)3,170	3,159
Wachovia Corp.,
3.63%, 2/17/09	1,030	1,003
Washington Mutual, Inc.,
4.00%, 1/15/09	1,130	1,106
8.25%, 4/1/10	2,233	2,377
Wells Fargo & Co.,
3.12%, 8/15/08	2,638	2,564
World Financial Properties,
6.91%, 9/1/13	(e)2,476	2,557
6.95%, 9/1/13	(e)763	789
Xlliac Global Funding,
4.80%, 8/10/10	(e)2,485	2,432
		120,767
Industrials (9.6%)
American Honda Finance Corp.,
3.85%, 11/6/08	(e)2,650	2,597
AT&T, Inc.,
5.46%, 2/5/10	(h)3,145	3,151
BAE Systems Holdings, Inc.,
4.75%, 8/15/10	(e)2,200	2,153
Baxter International, Inc.,
5.20%, 2/16/08	3,405	3,401
Brookfield Asset Management, Inc.,
8.13%, 12/15/08	2,555	2,646
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	2,160	2,184
Clorox Co.,
5.48%, 12/14/07	(h)2,820	2,822
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,137
Comcast Corp.,
5.85%, 1/15/10	900	907

Consumers Energy Co.,
4.80%, 2/17/09	2,345	2,317
Cooper Industries, Inc.,
5.25%, 7/1/07	3,000	3,000
COX Communications, Inc.,
5.91%, 12/14/07	(h)1,134	1,136
CVS/Caremark Corp.,
3.88%, 11/1/07	50	50
4.00%, 9/15/09	2,710	2,624
DaimlerChrysler N.A. Holding Corp.,
4.05%, 6/4/08	1,140	1,124
5.79%, 3/13/09	(h)2,425	2,436
8.00%, 6/15/10	85	90
Deutsche Telekom International Finance BV,
8.00%, 6/15/10	2,245	2,394
Federated Department Stores, Inc.,
6.30%, 4/1/09	790	798
6.63%, 9/1/08	1,790	1,802
FedEx Corp.,
5.50%, 8/15/09	2,100	2,103
Fred Meyer, Inc.,
7.45%, 3/1/08	2,116	2,143
General Mills, Inc.,
3.88%, 11/30/07	3,070	3,051
Home Depot, Inc.,
5.48%, 12/16/09	(h)2,425	2,423
Hospira, Inc.,
5.84%, 3/30/10	(h)2,130	2,137
ICI Wilmington, Inc.,
4.38%, 12/1/08	1,070	1,052
J.C. Penney Corp.,
7.38%, 8/15/08	2,610	2,648
Kraft Foods, Inc.,
4.00%, 10/1/08	910	893
4.13%, 11/12/09	2,560	2,481
Lenfest Communications, Inc.,
7.63%, 2/15/08	185	187
Masco Corp.,
4.63%, 8/15/07	885	884
May Department Stores Co. (The),
3.95%, 7/15/07	2,335	2,333
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,095	3,049
Raytheon Co.,
6.75%, 8/15/07	403	404
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,649
Sara Lee Corp.,
2.75%, 6/15/08	2,770	2,694
Sealed Air Corp.,
6.95%, 5/15/09	(e)440	451
Sprint Nextel Corp.,
5.76%, 6/28/10	(h)2,515	2,516
Telecom Italia Capital S.A.,
4.00%, 1/15/10	385	370
4.88%, 10/1/10	2,400	2,339
Textron Financial Corp.,
4.13%, 3/3/08	3,135	3,110
Time Warner, Inc.,
5.59%, 11/13/09	(h)3,310	3,315

Union Pacific Corp.,
6.79%, 11/9/07	3,150	3,162
UnitedHealth Group, Inc.,
4.13%, 8/15/09	1,065	1,040
5.44%, 3/2/09	(h)1,090	1,091
Valero Energy Corp.,
3.50%, 4/1/09	3,280	3,182
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,203
Viacom, Inc.,
5.71%, 6/16/09	(h)1,270	1,274
5.75%, 4/30/11	2,145	2,144
Vodafone Group plc,
5.45%, 12/28/07	(h)3,800	3,802
WellPoint, Inc.,
3.75%, 12/14/07	1,130	1,121
Yum ! Brands, Inc.,
7.65%, 5/15/08	3,110	3,160
		102,180
Mortgages - Other (42.7%)
American Home Mortgage Assets,
5.55%, 5/25/46	(h)5,687	5,698
5.56%, 7/25/47	(h)8,525	8,525
5.58%, 10/25/46	(h)8,318	8,353
American Home Mortgage Investment Trust,
4.34%, 2/25/44	(h)779	782
5.51%, 5/25/47	(h)8,394	8,395
Banc of America Funding Corp.,
6.22%, 9/20/46	(h)6,063	6,079
Banc of America Mortgage Securities, Inc.,
4.37%, 1/25/35	(h)4,709	4,616
5.31%, 7/25/34	(h)915	912
Bear Stearns Mortgage Funding Trust,
5.50%, 10/25/36	(h)6,297	6,312
5.53%, 12/25/36	(h)6,869	6,891
Citigroup Mortgage Loan Trust, Inc.,
4.54%, 9/25/34	(h)3,055	3,054
5.27%, 8/25/34	(h)1,575	1,581
Countrywide Alternative Loan Trust,
5.25%, 7/25/46	(e)759	757
5.50%, 2/25/35 - 5/25/35	(h)14,195	13,945
5.51%, 11/25/46	(h)5,031	5,045
5.53%, 2/25/47	(h)5,033	5,034
5.55%, 8/25/46	(h)7,820	7,846
5.59%, 5/20/46	(h)5,074	5,079
5.61%, 11/20/35	(h)4,033	4,038
5.70%, 11/20/35	(h)6,992	7,028
6.73%, 2/25/36	(h)3,417	3,437
Countrywide Home Loan Mortgage Pass Through Trust,
4.57%, 11/20/34	(h)2,106	2,083
5.59%, 4/25/46	(h)4,086	4,091
Downey Savings & Loan Association Mortgage Loan Trust,
5.52%, 11/19/37	(h)6,584	6,601
5.57%, 3/19/45	(h)4,136	4,146
5.62%, 8/19/45	(h)6,616	6,649
5.69%, 9/19/35	(h)6,431	6,464
5.97%, 4/19/46	(h)5,910	5,912
DSLA NIM Corp.,
5.93%, 4/20/46	(e)44	44
First Horizon Alternative Mortgage Securities,
5.50%, 4/25/35	(h)7,235	7,189
6.00%, 2/25/37	6,757	6,761

First Horizon Asset Securities, Inc.,
5.11%, 10/25/34	(h)981	980
5.60%, 6/25/34	(h)458	462
Greenpoint Mortgage Funding Trust,
5.55%, 1/26/37	(h)6,743	6,749
7.03%, 3/25/36	(h)4,038	4,136
GS Mortgage Securities Corp.,
6.25%, 1/25/37 - 8/25/46	(e)4,414	4,400
6.41%, 6/25/46	(e)398	398
GSR Mortgage Loan Trust,
5.58%, 8/25/46	(h)6,216	6,234
Harborview Mortgage Loan Trust,
5.52%, 9/19/36 - 3/19/38	(h)10,054	10,072
5.55%, 7/19/46	(h)5,155	5,163
5.56%, 11/19/36	(h)8,261	8,239
5.57%, 1/19/38	(h)8,666	8,702
5.68%, 2/19/36	(h)4,842	4,860
5.70%, 11/19/35	(h)2,565	2,578
5.92%, 6/20/35	(h)1,594	1,605
7.03%, 10/19/35 - 1/19/36	(h)14,559	14,798
Harborview NIM Corp.,
6.41%, 11/19/36	1,472	1,471
6.41%, 12/19/36 - 3/19/38	(e)6,294	6,286
Indymac Index Mortgage Loan Trust,
5.57%, 6/25/47	(h)7,181	7,211
5.82%, 7/25/34	(h)1,566	1,568
Indymac Index NIM Corp.,
6.65%, 6/25/46	(e)345	345
Lehman XS Trust,
6.25%, 5/28/46	(e)398	395
6.50%, 4/28/46	(e)487	486
Luminent Mortgage Trust,
5.52%, 10/25/46	(h)6,227	6,245
5.55%, 5/25/46	(h)5,723	5,731
5.57%, 5/25/36	(h)4,266	4,280
Merrill Lynch Mortgage Investors, Inc.,
5.44%, 7/25/34	(h)743	748
Novastar Mortgage Backed Notes,
5.56%, 9/25/46	(h)4,743	4,762
Rali NIM Corp.,
6.05%, 4/25/46	(e)397	397
Residential Accredit Loans, Inc.,
5.48%, 1/25/37	(h)6,185	6,175
5.49%, 3/25/37	(h)6,534	6,543
5.51%, 12/25/36 - 2/25/37	(h)14,993	14,964
5.52%, 1/25/37	(h)7,793	7,786
5.55%, 5/25/46 - 6/25/46	(h)15,397	15,403
5.58%, 2/25/46 - 5/25/47	(h)12,028	12,031
5.59%, 2/25/46	(h)8,335	8,351
5.62%, 5/25/47	(h)2,709	2,711
5.72%, 10/25/45	(h)5,097	5,122
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)489	490
Structured Asset Mortgage Investments, Inc.,
5.51%, 2/25/36 - 2/25/37	(h)7,602	7,619
5.52%, 10/25/36	(h)7,092	7,111
5.53%, 1/25/37	(h)6,340	6,351
5.59%, 4/25/36	(h)6,542	6,562
5.63%, 2/25/36	(h)3,149	3,163
Wamu Alternative Mortgage Pass Through Certificates,
5.03%, 8/25/46	(h)5,535	5,546

5.52%, 12/25/46	(h)6,402	6,404
5.97%, 4/25/46	(h)7,180	7,187
Washington Mutual, Inc.,
5.52%, 2/25/47	(h)6,189	6,205
5.61%, 8/25/45	(h)607	608
5.68%, 7/25/45 - 10/25/45	(h)7,410	7,435
5.97%, 5/25/46	(h)7,172	7,171
6.01%, 7/25/46	(h)7,117	7,127
Wells Fargo Mortgage Backed Securities Trust,
3.46%, 9/25/34	(h)1,674	1,688
4.11%, 6/25/35	(h)6,761	6,665
4.58%, 12/25/34	(h)5,711	5,630
5.51%, 7/25/34	(h)323	325
		455,021
U.S. Treasury Security (1.0%)
U.S. Treasury Note
5.13%, 6/30/11	11,000	11,087
Utilities (4.1%)
Baltimore Gas & Electric,
6.63%, 3/15/08	3,500	3,524
Carolina Power & Light Co.,
6.80%, 8/15/07	3,330	3,334
Columbus Southern Power Co.,
4.40%, 12/1/10	1,750	1,686
Detroit Edison Co.,
6.13%, 10/1/10	1,880	1,915
Dominion Resources, Inc.,
5.69%, 5/15/08	(g)2,340	2,343
Duke Energy Corp.,
3.75%, 3/5/08	1,245	1,231
Enbridge Energy Partners, LP,
4.00%, 1/15/09	3,520	3,443
Entergy Gulf States, Inc.,
3.60%, 6/1/08	585	575
5.76%, 12/1/09	(h)1,225	1,225
6.11%, 12/8/08	(e)(h)1,170	1,174
FPL Group Capital, Inc.,
5.55%, 2/16/08	3,400	3,398
Keyspan Corp.,
4.90%, 5/16/08	1,300	1,294
NiSource Finance Corp.,
5.93%, 11/23/09	(h)1,145	1,147
Ohio Power Co.,
5.53%, 4/5/10	(h)2,025	2,028
Pacific Gas & Electric Co.,
3.60%, 3/1/09	2,110	2,048
Peco Energy Co.,
3.50%, 5/1/08	2,940	2,893
Public Service Co. of Colorado,
6.88%, 7/15/09	870	892
Sempra Energy,
4.75%, 5/15/09	3,025	2,992
Southwestern Public Service Co.,
6.20%, 3/1/09	2,260	2,279
Texas-New Mexico Power Co.,
6.25%, 1/15/09	2,700	2,722
Wisconsin Electric Power Co.,
3.50%, 12/1/07	1,340	1,329
		43,472
Total Fixed Income Securities (Cost $1,016,865)		1,010,662

	Shares
Preferred Stock (0.0%)
Mortgages - Other (0.0%)
Home Ownership Funding Corp.,
13.33% (Cost $246)	(e)1,800	256
Short-Term Investments (5.2%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)53,821,764	53,822

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
United States Treasury Bill
4.92%, 7/12/07	$ (j)1,100	1,098
Total Short-Term Investments (Cost $54,920)		54,920
Total Investments + (100.1%) (Cost $1,072,031)		1,065,838
Liabilities in Excess of Other Assets (-0.1%)		(510)
Net Assets (100%)		$1,065,328

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.

(h)	Variable/Floating Rate Security — Interest rate change on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $9,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates in the and totaled $462,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $118,273,000 and $64,451,000, respectively.

(o)

Perpetual - Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

@	Face Amount/Value is less than $500.

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,072,031,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,193,000, of which $1,406,000 related to appreciated securities and $7,599,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	1,822	$371,289	Sep-07	$(419)
U.S. Treasury
10 yr. Note	938	99,150	Sep-07	(1,364)

Short:
U.S. Treasury
5 yr. Note	221	23,001	Sep-07	(202)
U.S. Treasury
Short Bond	738	79,519	Sep-07	1,052
EuroDollar
CME	500	118,487	Mar-08	274
				$(659)

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	000’s	Type	Pay	Receive	(000’s)
Citigroup	9/4/07	$16,500	IRS	3 month LIBOR	fixed rate of 4.39%	$(34)
	9/19/07	11,000	IRS	3 month LIBOR	fixed rate of 4.25%	(30)
	10/1/07	11,000	IRS	3 month LIBOR	fixed rate of 4.47%	(26)
	10/26/07	21,300	IRS	3 month LIBOR	fixed rate of 4.67%	(49)
	3/20/12	2,770	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/20/12	1,400	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
Goldman Sachs	10/5/08	11,000	IRS	3 month LIBOR	fixed rate of 5.07%	(43)
	3/20/12	2,665	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	(2)
JPMorgan Chase	9/22/08	11,000	IRS	3 month LIBOR	fixed rate of 5.23%	(23)
	10/13/08	13,500	IRS	3 month LIBOR	fixed rate of 5.20%	(31)
	3/12/09	21,500	IRS	3 month LIBOR	fixed rate of 4.96%	(136)
	6/6/09	21,200	IRS	3 month LIBOR	fixed rate of 5.39%	15
	6/14/09	21,300	IRS	3 month LIBOR	fixed rate of 5.49%	53
	6/28/09	21,300	IRS	3 month LIBOR	fixed rate of 5.36%	8
	6/30/09	10,700	IRS	3 month LIBOR	fixed rate of 5.33%	(7)
Lehman Brothers	12/20/11	2,700	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	15
						(290)

(1)                                  Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd, Zero Coupon Bond Maturing 11/17/20.

(14)                            Receipt of $1,000,000 or $10,000,000 in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(16)                            Receipt of $1,000,000 or $10,000,000 in the event of a failure to pay or default, respectively, by the issuer of Dell, Inc. 7.10% Bond Maturing 4/15/28.

CDS                        — Credit Default Swap

IRS                             — Interest Rate Swap

LIBOR            — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Long Duration Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.3%)
Agency Fixed Rate Mortgages (8.8%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	$240	$276
Federal National Mortgage Association,
5.38%, 7/15/16	1,150	1,146
Conventional Pools:
7.25%, 5/15/30	645	781
		2,203
Finance (11.7%)
Abbey National plc,
7.95%, 10/26/29	50	60
American General Finance Corp.,
4.63%, 9/1/10	110	107
Banc One Corp.,
8.00%, 4/29/27	250	299
Bank of America N.A.,
6.00%, 10/15/36	365	353
BB&T Corp.,
5.25%, 11/1/19	90	84
Capmark Financial Group, Inc.,
6.30%, 5/10/17	15	15
Catlin Insurance Co., Ltd.,
7.25%	(h)(o)100	95
Citigroup, Inc.,
5.85%, 12/11/34	315	302
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	100	94
Farmers Exchange Capital,
7.05%, 7/15/28	100	102
General Electric Capital Corp.,
6.75%, 3/15/32	90	98
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	50	48
HSBC Holdings plc,
6.50%, 5/2/36	235	242
iStar Financial, Inc.,
5.71%, 3/9/10	(h)95	95
Nationwide Building Society,
4.25%, 2/1/10	105	102
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	15
Popular North America, Inc.,
5.65%, 4/15/09	50	50
Residential Capital, LLC,
5.86%, 6/9/08	(h)100	99

6.38%, 6/30/10	115	114
SLM Corp.,
4.00%, 1/15/10	80	75
Sovereign Bancorp, Inc.,
5.59%, 3/23/10	(h)105	105
USB Capital IX,
6.19%	(h)(o)105	106
Wachovia Capital Trust III,
5.80%	(h)(o)180	179
Washington Mutual Preferred Funding II,
6.67%	(h)(o)100	96
		2,935
Industrials (14.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	79	83
Anadarko Petroleum Corp.,
6.45%, 9/15/36	40	39
AT&T Corp.,
8.00%, 11/15/31	360	429
BellSouth Corp.,
6.55%, 6/15/34	80	80
Boeing Co.,
6.13%, 2/15/33	50	52
Bristol - Myers Squibb Co.,
5.88%, 11/15/36	40	38
Caterpillar Financial Services Corp.,
5.43%, 8/20/07	(h)55	55
Clorox Co.,
5.49%, 12/14/07	(h)115	115
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	45	49
Comcast Corp.,
6.45%, 3/15/37	155	150
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	95
ConocoPhillips Holding Co.,
6.95%, 4/15/29	100	109
CVS/Caremark Corp.,
5.75%, 8/15/11	25	25
6.04%, 12/10/28	129	125
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	135	171
France Telecom S.A.,
8.50%, 3/1/31	110	139
Fred Meyer, Inc.,
7.45%, 3/1/08	50	51
General Mills, Inc.,
3.88%, 11/30/07	115	114
Home Depot, Inc. (The),
5.49%, 12/16/09	(h)40	40
5.88%, 12/16/36	45	40
ICI Wilmington, Inc.,
4.38%, 12/1/08	45	44

International Business Machines Corp.,
5.88%, 11/29/32	50	50
J.C. Penney Corp., Inc.,
7.40%, 4/1/37	35	37
John Deere Capital Corp.,
5.41%, 4/15/08	(h)130	130
Kellogg Co.,
7.45%, 4/1/31	30	34
Lockheed Martin Corp.,
6.15%, 9/1/36	60	60
Macy’s Retail Holdings, Inc.,
6.38%, 3/15/37	40	39
May Department Stores Co. (The),
6.70%, 7/15/34	80	75
News America, Inc.,
6.40%, 12/15/35	80	76
Norfolk Southern Corp.,
7.05%, 5/1/37	45	48
Northrop Grumman Corp.,
7.75%, 2/15/31	15	18
Proctor & Gamble Co.,
5.55%, 3/5/37	40	38
Raytheon Co.,
7.00%, 11/1/28	20	22
Sara Lee Corp.,
6.13%, 11/1/32	40	36
Sprint Capital Corp.,
6.13%, 11/15/08	80	80
8.75%, 3/15/32	90	101
Telefonica Europe BV,
8.25%, 9/15/30	130	152
Time Warner Cable, Inc.,
6.55%, 5/1/37	40	39
Time Warner, Inc.,
7.70%, 5/1/32	170	184
UnitedHealth Group, Inc.,
5.44%, 3/2/09	(h)80	80
Valero Energy Corp.,
3.50%, 4/1/09	50	49
Verizon Communications, Inc.,
5.85%, 9/15/35	135	124
Viacom, Inc.,
6.88%, 4/30/36	120	116
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	40	35
Wyeth,
5.95%, 4/1/37	40	38
		3,704
U.S. Treasury Securities (58.1%)
U.S. Treasury Bonds
6.13%, 11/15/27 - 8/15/29	1,025	1,146
6.38%, 8/15/27	2,000	2,287
6.50%, 11/15/26	2,860	3,305
6.63%, 2/15/27	3,500	4,101
8.13%, 8/15/19	2,970	3,756
		14,595

Utilities (4.0%)
Arizona Public Service Co.,
5.50%, 9/1/35	85	74
Carolina Power & Light Co.,
6.13%, 9/15/33	40	40
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	24
Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	38
Consumer’s Energy Co.,
4.40%, 8/15/09	55	54
5.65%, 4/15/20	40	38
Detroit Edison Co.,
6.13%, 10/1/10	30	31
Enterprise Products Operating, LP,
6.65%, 10/15/34	35	35
Florida Power & Light Co.,
5.63%, 4/1/34	40	38
Kinder Morgan Energy Partners, LP,
6.50%, 2/1/37	65	63
Northern States Power Co.,
6.25%, 6/1/36	35	36
Ohio Edison Co.,
6.88%, 7/15/36	70	73
Ohio Power Co.,
6.60%, 2/15/33	110	113
Pacificorp.,
5.75%, 4/1/37	40	38
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	39
Plains All American Pipeline, LP,
6.70%, 5/15/36	75	75
Public Service Electricity & Gas Co.,
5.80%, 5/1/37	40	38
Southern California Edison Co.,
5.55%, 1/15/37	40	37
Texas Eastern Transmission, LP,
7.00%, 7/15/32	45	49
Virginia Electric & Power Co.,
6.00%, 1/15/36	65	62
		995
Total Fixed Income Securities (Cost $24,602)		24,432

Shares
Short-Term Investments (2.2%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)513,506	514

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
4.92%, 7/12/07	$ (j)50	50
Total Short-Term Investments (Cost $564)		564
Total Investments + (99.5%) (Cost $25,166)		24,996
Other Assets in Excess of Liabilities (0.5%)		135
Net Assets (100%)		$25,131

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)                                 Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were less than $500 relating to the Portfolio’s investment in the Liquidity Fund. During the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $4,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,378,000 and $864,000, respectively.

+                                         At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $25,166,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $170,000, of which $33,000 related to appreciated securities and $203,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

					Net Unrealized
		Number			Appreciation
		of	Value	Expiration	(Depreciation)
		Contracts	(000)	Date	(000)
Long:
	U.S. Treasury
	5 yr. Note	10	$1,041	Sep-07	$(1)
Short:
	U.S. Treasury
	Short Bonds	19	2,047	Sep-07	22

	U.S. Treasury
	2 yr. Note	2	408	Sep-07	@—

	U.S. Treasury
	10 yr. Note	41	4,334	Sep-07	1
					$22

@               Value is less than $500.

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
Citigroup	5/29/17	$1,875	IRS	3 month LIBOR	fixed rate of 5.44%	$(32)
Deutsche Bank	5/25/17	2,925	IRS	3 month LIBOR	fixed rate of 5.39%	(62)
Goldman Sachs	3/20/12	125	CDS	fixed rate of 0.11%	upon the occurrence of a negative credit event(15)	@—
	3/20/12	125	CDS	fixed rate of 0.11%	upon the occurrence of a negative credit event(6)	@—
	3/20/12	65	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	@—
	3/20/12	125	CDS	fixed rate of 0.23%	upon the occurrence of a negative credit event(18)	@—
	3/20/12	65	CDS	fixed rate of 0.26%	upon the occurrence of a negative credit event(12)	@—
	3/20/12	125	CDS	fixed rate of 0.30%	upon the occurrence of a negative credit event(14)	@—
	3/20/12	125	CDS	fixed rate of 0.39%	upon the occurrence of a negative credit event(13)	@—
	3/20/12	230	CDS	fixed rate of 0.44%	upon the occurrence of a negative credit event(2)	@—
	3/20/17	100	CDS	upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(4)
JPMorgan Chase	6/20/14	25	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	@—
	6/20/14	60	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	@—
	5/24/17	1,850	IRS	3 month LIBOR	fixed rate of 5.45%	(31)
						$(129)

(2)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(9)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.375% Bond Maturing 6/30/10.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc., 7.10% Bond Maturing 4/15/28.

(18)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Lehman Brothers Holdings Inc.., 6.625% Bond Maturing 1/18/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

CDS	— Credit Default Swap
IRS	— Interest Rate Swap
LIBOR	— London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust
Mid Cap Growth Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (93.2%)
Auto & Transportation (5.0%)
C.H. Robinson Worldwide, Inc.	1,496,708	$78,607
Expeditors International Washington, Inc.	1,383,657	57,145
		135,752
Consumer Discretionary (33.9%)
Abercrombie & Fitch Co., Class A	928,310	67,748
Amazon.com, Inc.	(a)374,296	25,606
Apollo Group, Inc., Class A	(a)1,057,035	61,763
AutoZone, Inc.	(a)370,773	50,655
Choice Hotels International, Inc.	671,315	26,530
ChoicePoint, Inc.	(a)1,130,767	48,001
Corporate Executive Board Co.	1,126,616	73,129
Discovery Holding Co., Class A	(a)1,690,276	38,859
Focus Media Holding Ltd., ADR	(a)697,288	35,213
Grupo Televisa S.A. ADR	2,703,122	74,633
Hilton Hotels Corp.	718,504	24,048
Intercontinental Hotels Group plc ADR	1,617,617	40,085
Iron Mountain, Inc.	(a)1,813,516	47,387
ITT Educational Services, Inc.	(a)236,222	27,728
Lamar Advertising Co., Class A	395,647	24,831
Li & Fung Ltd.	14,756,000	53,123
Monster Worldwide, Inc.	(a)1,453,872	59,754
PetSmart, Inc.	685,408	22,242
Weight Watchers International, Inc.	493,198	25,074
Wendy’s International, Inc.	1,054,065	38,737
Wynn Resorts Ltd.	718,590	64,450
		929,596
Energy (7.6%)
Questar Corp.	544,452	28,774
Southwestern Energy Co.	(a)1,550,220	68,985
Ultra Petroleum Corp.	(a)2,018,224	111,487
		209,246
Financial Services (8.5%)
Alleghany Corp.	96,976	39,421
Brown & Brown, Inc.	831,303	20,899
Calamos Asset Management, Inc., Class A	1,147,705	29,324
Fortress Investment Group, LLC, Class A	100,262	2,388
Janus Capital Group, Inc.	2,243,232	62,451
Leucadia National Corp.	1,220,131	43,010
People’s United Financial, Inc.	1,984,978	35,194
		232,687
Health Care (7.8%)
Dade Behring Holdings, Inc.	1,477,064	78,462
Gen-Probe, Inc.	(a)481,822	29,112
Stericycle, Inc.	(a)1,158,016	51,485
Techne Corp.	(a)967,632	55,358
		214,417

Materials & Processing (5.5%)
Cabot Corp.	504,013	24,031
Chaparral Steel Co.	623,862	44,837
MeadWestvaco Corp.	721,116	25,470
St. Joe Co. (The)	439,503	20,366
Texas Industries, Inc.	455,197	35,692
		150,396
Producer Durables (6.5%)
Desarrolladora Homex S.A. de C.V. ADR	(a)625,621	37,906
Nalco Holding Co.	2,351,996	64,562
NVR, Inc.	(a)49,107	33,381
Pentair, Inc.	1,098,289	42,361
		178,210
Real Estate (1.9%)
Forest City Enterprises, Inc., Class A	833,406	51,238
Technology (13.3%)
Baidu.com ADR	(a)270,191	45,387
Crown Castle International Corp.	(a)1,415,009	51,322
Equinix, Inc.	(a)616,278	56,371
Global Payments, Inc.	1,001,322	39,702
NHN Corp.	(a)212,008	38,668
Salesforce.com, Inc.	(a)865,341	37,089
SAVVIS, Inc.	(a)513,885	25,442
Tencent Holdings Ltd.	9,799,000	39,476
Tessera Technologies, Inc.	(a)750,967	30,452
		363,909
Utilities (3.2%)
NII Holdings, Inc.	1,070,252	86,412
Total Common Stocks (Cost $2,078,181)		2,551,863
Investment Company (3.0%)
Aeroplan Income Fund (Cost $64,112)	4,131,864	82,346
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $113,040)	(p)113,040,065	113,040
Total Investments + (100.3%) (Cost $2,255,333)		2,747,249
Liabilities in Excess of Other Assets (-0.3%)		(8,328)
Net Assets (100%)		$2,738,921

(a)           Non-income producing security.

(p)           The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $386,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $234,237,000 and $121,197,000, respectively.

ADR       American Depositary Receipt

+              At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $2,255,333,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $491,916,000 of which $529,171,000 related to appreciated securities and $37,255,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2007 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.5%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
5.86%	$ (h)(o)88	$4,570
IO
6.50%, 3/15/33	562	142
IO PAC
6.00%, 4/15/32	1,343	194
Federal National Mortgage Association,
Inv FI IO
2.78%, 12/25/29	(h)5	@—
3.68%, 3/25/23	(h)569	33
IO
1.39%, 3/25/36	14,183	292
6.00%, 5/25/33	(h)1,324
6.00%, 6/25/33 - 8/25/35	4,039	1,742
6.50%, 6/1/31 - 5/25/33	1,493	372
7.00%, 4/1/32 - 4/25/33	641	178
8.00%, 5/1/30 - 6/1/30	206	53
Government National Mortgage Association,
Inv FIIO
2.63%, 12/16/25	(h)337	18
2.68%, 5/16/32	(h)232	11
3.23%, 4/16/19 - 12/16/29	(h)818	54
		7,659
Collateralized Mortgage Obligations — Non Agency Collateral Series (3.7%)
Bear Stearns Structured Products, Inc.,
0.00%, 5/25/37	(e)78,660	3,321
0.91%, 7/27/36	(e)59,665	2,267
1.56%, 1/27/37	(e)83,493	3,081
2.13%, 3/27/36	(e)48,656	2,083
6.00%, 6/26/36	(e)70,382	2,738
Countrywide Alternative Loan Trust,
1.16%, 3/20/46	12,767	539
2.27%, 2/25/47	(e)40,966	2,088
Countrywide Alternative Loan Trust,
IO
1.73%, 12/20/35	(h)(e)14,073	360
1.95%, 12/20/46	33,558	1,532
2.09%, 2/25/37	13,043	636
2.12%, 3/20/47	31,403	1,673
2.35%, 8/25/46	(h)10,119	395
2.71%, 12/20/35	(h)(e)16,386	719
Countrywide Home Loan Mortgage Pass Through Trust,
0.59%, 10/25/34	(h)10694	207
Greenpoint Mortgage Funding Trust,
0.93%, 8/25/45	9,129	271
1.86%, 6/25/45	10,224	300

Harborview Mortgage Loan Trust,
IO
1.66%, 6/19/35	(h)9,564	217
1.97%, 5/19/35	(h)13,126	301
2.32%, 3/19/37	(h)11,755	505
2.44%, 7/19/46	(h)20,745	736
Harborview Mortgage Loan Trust,
PO
3/19/37 - 7/19/47	6	5
Harborview NIM Corp.,
Zero Coupon, 10/20/45	(e)(h)2,846	1,651
Indymac Index Mortgage Loan Trust,
IO
1.24%, 7/25/35	(h)12,456	389
Residential Accredit Loans Inc.,
2.42%, 5/25/47	(e)48,571	2,808
2.15%, 3/25/47	(e)24,655	1,356
		30,178
Industrials (0.2%)
Echostar DBS Corp.,
6.38%, 10/1/11	580	570
6.63%, 10/1/14	45	43
Pilgrims Pride Corp.,
7.63%, 5/1/15	730	732
9.63%, 9/15/11	335	348
		1,693
Municipal Bonds (92.7%)
Abilene, TX, Health Facilities Development Corp., SAVRS, Revenue Bonds, (MBIA),
3.70%, 9/19/25	(h)(n)5,050	5,050
Alameda, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,804
Aldine Independent School District, General Obligation Bonds, (PSFG),
5.00%, 2/15/13	3,040	3,179
Allegheny County, PA Industrial Development Authority, Revenue Bonds,
4.75%, 12/1/32	525	535
Austin, TX Convention Enterprises, Inc., Revenue Bonds,
6.70%, 1/1/28	400	435
Austin, TX Water & Wastewater System, Revenue Bonds, (MBIA),
5.25%, 11/15/13	4,100	4,362
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	1,085	1,144
Berks County, PA, General Obligation Bonds, (FGIC),
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,283
Brazos River Authority, TX Pollution, Collateral Revenue Bonds,
5.40%, 10/1/29	(h)325	330
Brunswick County, NC, General Obligation Bonds, (FGIC),
5.00%, 5/1/17	1,700	1,788
Bucks County, PA Water & Sewer Authority, Special Obligation Bonds,
5.50%, 2/1/08	5	5
Butler & Sedgwick Counties, KS Unified School District, General Obligation Bonds, (FSA),
5.85%, 9/1/17	1,375	1,452

California State Department of Water Resources Power Supply, Revenue Bonds, (MBIA),
5.25%, 5/1/12	2,200	2,329
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,459
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,221
5.50%, 6/1/15	1,275	1,373
Camden, AL Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	677
Carbon County, PA Industrial Development Authority, Revenue Bonds,
6.65%, 5/1/10	190	198
Carrollton, TX, General Obligation Bonds, (FSA),
5.13%, 8/15/16	1,470	1,532
Center Township, PA Sewer Authority, Revenue Bonds, (MBIA),
Zero Coupon, 4/15/17	615	404
Central Michigan University, Revenue Bonds, (AMBAC),
3.70%, 10/1/32	(h)4,700	4,700
Central Michigan University, Revenue Bonds, (FGIC),
3.59%, 10/1/15	(h)(n)9,750	9,750
Chandler, AZ Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35	(h)1,400	1,409
Charleston County, SC Hospital Facilities, Revenue Bonds, (MBIA),
3.84%, 5/15/27	(h)5,450	5,450
Chelsea, MA Lease Revenue Bonds (FSA),
3.69%, 6/6/23	(h)5,950	5,950
Chelsea, MA Lease Revenue Bonds Series B SAVRS (FSA),
3.73%, 6/13/23	(h)(n)4,350	4,350
Cherokee County, GA School Systems, General Obligation Bonds (MBIA),
5.00%, 8/1/13	1,000	1,053
Chicago, IL Board of Education General Obligation Bonds, (XLCA)
3.71%, 3/1/34	(h)5,000	5,000
3.80%, 3/1/22	(h)(n)6,825	6,825
Chicago, IL General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,378
Children’s Trust Fund Revenue Bonds,
5.38%, 5/15/33	1,835	1,905
5.75%, 7/1/20	735	755
Citizens Property Insurance Corp., FL Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,124
Clark County, NEV School District General Obligation LTD (AMBAC),
4.50%, 6/15/11	14,000	14,263
Clark County, WA School District No. 117 CAMAS General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,578
Clark County, WA School District No.114 Evergreen General Obligation Bonds (FSA),
5.00%, 6/1/13	2,500	2,623
Clear Creek, TX Independent School District (PSFG),
5.65%, 2/15/19	1,000	1,042
Coachella Valley Unified School District, CA, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/30	1,000	329
Colorado E470 Public Highway Authority, Revenue Bonds, (MBIA),
Zero Coupon, 9/1/29	(n)18,900	6,475

Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (MBIA),
4.38%, 3/1/14	1,400	1,423
4.50%, 3/1/15	1,600	1,633
4.60%, 3/1/16	1,000	1,023
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	1,000	552
Colorado Health Facilities Authority, SAVRS, Revenue Bonds,
3.64%, 10/29/20	(h)3,450	3,450
Commerce, CA, Energy Authority Revenue Bonds, (MBIA),
5.25%, 7/1/09	1,355	1,394
Cook County, IL, School District General Obligation Bonds, (MBIA),
Zero Coupon, 12/1/22	4,125	2,024
Council Rock, PA, School District General Obligation Bonds, (MBIA),
5.00%, 11/15/19	1,285	1,338
Cranberry Township, PA, General Obligation Bonds, (FGIC),
4.80%, 12/1/18	1,310	1,339
Crandall, TX, Independent School District, General Obligation Bonds, (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,349
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	212
Crowley, TX, Independent School District, General Obligation Bonds, (PSFG),
5.00%, 8/1/10 - 8/1/11	3,350	3,460
Crown Point, IN, Multi-School Building Corp., Revenue Bonds, (MBIA),
Zero Coupon, 1/15/24	5,200	2,396
Cypress-Fairbanks Texas Independent School District, General Obligation Bonds,
4.80%, 2/15/19	725	749
5.00%, 2/15/11	2,045	2,113
Cypress-Fairbanks Texas Independent School District General Obligation Bonds (PSFG),
4.80%, 2/15/19	925	940
Dallas County, TX, Utility & Reclamation District, SAVRS, General Obligations Bonds, (AMBAC),
3.70%, 2/15/29	(h)(n)1,950	1,950
Dallas Texas Waterworks & Sewer Systems, Revenue Bonds,
5.00%, 10/1/12	5,000	5,229
Dallas, TX, Area Rapid Transit Revenue Bonds, (AMBAC),
5.00%, 12/1/11	1,915	1,993
Dallas, TX, Water & Sewer Systems,
5.00%, 10/1/13	(n)10,000	10,524
Delaware County, PA, Industrial Development Authority, Revenue Bonds,
6.50%, 1/1/08	200	202
Delta County, MI, Economic Development Corp., Revenue Bonds,
6.25%, 4/15/27	450	493
Denton Texas Independent School District, General Obligation Bonds,
5.00%, 8/15/12	1,905	1,988
Denton Texax Utility System Revenue Bonds,
5.00%, 12/1/16	1,865	1,933
Detroit, MI City School District, General Obligation Bonds, (FGIC),
5.15%, 5/1/22	2,500	2,646
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26	(h)1,100	1,173

Director of the State of Nevada Department of Business & Industry, Revenue Bonds, (AMBAC),
Zero Coupon, 1/1/21 - 1/1/23	3,845	1,947
Dover, PA, Area School District, General Obligation Bonds, (FGIC),
5.00%, 4/1/16	1,000	1,034
Duncanville Independent School District, TX, General Obligation Bonds, (PSFG),
Zero Coupon, 2/15/22	4,000	2,032
Eagle, IN, Union Middle School Building, Revenue Bonds, (AMBAC),
4.90%, 7/5/16	1,000	1,031
5.00%, 7/5/17	1,500	1,555
Eanes, TX, Independent School District, General Obligation Bonds, (PSFG),
4.80%, 8/1/19	1,365	1,392
East Porter County, IN, School Building Corp., Revenue Bonds, (MBIA),
4.70%, 7/15/12	1,025	1,045
Edgewood, TX, Independent School District, (PSFG),
4.75%, 8/15/16	1,310	1,348
4.85%, 8/15/17	880	904
Elizabeth Forward, PA School District, (MBIA),
Zero Coupon, 9/1/11	1,250	1,056
Essex County, NJ, Utility Authority, Revenue Bonds, (FSA),
4.80%, 4/1/14	1,005	1,017
Eureka Union School District, CA, General Obligation Bonds, (MBIA),
Zero Coupon, 8/1/28-8/1/30	5,090	1,745
Everett, WA, Water & Sewer Revenue Bonds, (MBIA),
5.00%, 7/1/13	1,630	1,711
Fort Wayne Hospital Authority, IN, Revenue Bonds, (MBIA),
4.70%, 11/15/11	1,100	1,128
Fort Worth, TX Water & Sewer, Revenue Bonds, (FSA),
3.64%, 2/15/24	(h)12,850	12,850
Frisco, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,269
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,740
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	742
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,405
Girard Area, PA, School District, General Obligation Bonds, (FGIC),
Zero Coupon, 10/1/18-10/1/19	950	579
Grand Prairie, TX, Independent School District, General Obligation Bonds, (PSFG),
Zero Coupon, 2/15/14	2,240	1,692
Grapevine, TX, Certificates of Obligation, General Obligation Bonds, (FGIC),
5.75%, 8/15/17	1,000	1,052
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase Revenue Bonds, (AGC),
5.00%, 12/1/11	1,000	1,037
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	826
Hawaii State Certificate of Participation, General Obligation Bonds, (AMBAC),
4.80%, 5/1/12	1,275	1,299
5.00%, 4/1/13	8,290	8,702

Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue Bonds,
4.00%, 5/15/18	(h)1,625	1,625
Houston, TX, Community College Revenue Bonds,
4.00%, 4/15/11 - 4/15/12	2,865	2,865
Houston, TX, Utility System Revenue Bonds,
5.00%, 11/15/13	1,000	1,051
Houston, TX, General Obligation Bonds, (MBIA),
5.00%, 3/1/12	3,400	3,540
Houston, TX, Independent School District, General Obligation Bonds, (PSFG),
5.00%, 2/15/13	6,000	6,274
Houston, TX, Revenue Bonds, (MBIA),
5.25%, 5/15/11	2,000	2,089
Houston, TX, Water & Sewer System Revenue Bonds, (FSA),
Zero Coupon, 12/1/25	12,350	5,166
Illinois Development Finance Authority, Revenue Bonds, (FGIC),
Zero Coupon, 12/1/09	2,000	1,819
Illinois Educational Facilities Authority, SAVRS, Revenue Bonds, (MBIA),
3.70%, 4/1/28	(h)(n)11,500	11,500
Illinois Health Facilities Authority, Revenue Bonds, (MBIA),
5.00%, 11/15/12	1,000	1,018
Illinois Health Facilities Authority, SAVRS, Revenue Bonds, (AMBAC),
3.70%, 8/16/24	(h)(n)21,950	21,950
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,407
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31	(h)100	99
Indiana State University, Revenue Bonds, (FGIC),
5.20%, 10/1/12	1,640	1,674
Indiana Transportation Finance Authority, Highway Revenue Bonds, (AMBAC),
Zero Coupon, 12/1/16	1,695	1,127
Intermountain Power Agency, UT, Power Supply Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,116
Iowa Finance Authority, Private University Revenue Bonds,
5.00%, 4/1/13	1,210	1,263
Irving, TX, Independent School District, General Obligation Bonds, (PSFG),
Zero Coupon, 2/15/13	1,945	1,539
Judson, TX, Independent School District, General Obligation Bonds,
5.00%, 2/1/13	1,000	1,046
Kane & De Kalb Counties, IL, Community Unit School District, General Obligation Bonds, (AMBAC),
Zero Coupon, 12/1/09	725	659
Kent State University, OH, SAVRS, Revenue Bonds, (MBIA),
3.74%, 5/1/32	(h)(n)9,275	9,275
King County, WA, General Obligation Bonds, (MBIA),
5.00%, 12/1/19	1,075	1,109
Lake County, IL, Community Consolidated School District, General Obligation Bonds, (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	6,920
Lakeview, MI, Public School District, General Obligation Bonds,
5.00%, 5/1/16	1,060	1,099

Lamar, TX, Consolidated Independent School District, General Obligation Bonds,
5.00%, 2/15/12	1,000	1,040
Lancaster, TX, Independent School District, General Obligation Bonds, (FSA),
Zero Coupon, 2/15/09	1,795	1,683
Lewisville, TX, Independent School School District, General Obligation Bonds, (FGIC),
4.00%, 8/15/10	4,905	4,913
Long Beach, CA, Community College District, General Obligation Bonds, (FGIC),
Zero Coupon, 5/1/14	2,465	1,859
Long Island, NY, Power Authority Electric System, Revenue Bonds, (FSA),
Zero Coupon, 6/1/16	3,700	2,542
Madera, CA, Unified School District, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,714
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds, (FSA),
Zero Coupon, 12/1/20	2,900	1,571
Maine Health & Higher Educational Facilities Authority, ME, SAVRS, Revenue Bonds, (FGIC),
3.70%, 7/1/14	(h)(n)5,625	5,625
Maricopa County, AZ, Pollution Control,
2.90%, 6/1/35	1,600	1,557
4.00%, 1/1/38	(h)350	349
Maryland State Economic Development Corp., Revenue Bonds,
7.50%, 12/1/14	350	380
Massachusetts State Development Financing Agency Resource Recovery, Revenue Bonds,
6.90%, 12/1/29	(h)250	264
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds, (MBIA),
3.68%, 10/1/33	(h)11,900	11,900
3.80%, 10/1/22	(h)9,800	9,800
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds, (AMBAC),
4.80%, 7/1/12	1,665	1,696
Massachusetts State Water Reserve Authority, SAVRS, Revenue Bonds, (AMBAC),
3.75%, 4/1/29	(h)(n)19,775	19,775
Maury County, TN, Industrial Development Board Solid Waste Disposal, Revenue Bonds,
6.30%, 8/1/18	1,075	1,126
Memphis, TN, Electric System Revenue Bonds, (XLCA),
3.75%, 12/1/18	(h)4,000	4,000
Memphis-Shelby County Sports Authority Inc., Revenue Bonds, Memphis Arena Project, (MBIA),
5.00%, 11/1/13	1,410	1,489
Memphis-Shelby County, TN, Airport Authority Special Facilities, Revenue Bonds, Federal Express Corp.,
5.00%, 9/1/09	850	863
Merced City, CA, School District, General Obligation Bonds, (MBIA),
Zero Coupon, 8/1/28-8/1/29	4,665	1,636
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds, (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,744

Miami Dade County, FL, Entitlement Revenue Bonds,
5.00%, 8/1/11 - 8/1/13	15,480	16,146
Miami-Dade County, FL, School Board,
5.00%, 5/1/11 - 5/1/13	15,005	15,627
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds, (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,182
Michigan State Building Authority, Revenue Bonds, (MBIA),
5.25%, 10/1/10 - 10/1/11	3,000	3,132
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds,
4.63%, 12/1/12	275	273
Midland, TX, Independent School District, General Obligation Bonds, (FGIC),
5.95%, 3/1/18	1,225	1,287
Milwaukee, WI, Sewer Revenue Bonds, (AMBAC),
4.88%, 6/1/19	2,070	2,116
Montana State Health Facilities Authority, Revenue Bonds, (AMBAC),
3.59%, 2/15/17	(h)1,800	1,800
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	239
Morton Grove, IL, General Obligation Bonds, (FGIC),
4.50%, 12/1/13	1,480	1,489
Mount San Antonio Community College District, CA, General Obligation Bonds, (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,110
Municipal Electric Authority, GA, Revenue Bonds, Combustion Turbine Project, (XLCA),
3.60%, 11/1/29	(h)1,995	1,995
Nassau County, NY, Improvement Bonds, General Obligation Bonds (FSA),
6.00%, 3/1/17	1,275	1,344
Neveda State Capital IMPT & Cultural Affairs-B,
5.00%, 12/1/11 - 12/1/13	13,360	13,983
New Jersey Economic Development Authority, Revenue Bonds,
Zero Coupon, 4/1/12	625	517
New Orleans, LA, Audubon Commission, General Obligation Bonds, (FSA),
5.00%, 10/1/13	1,695	1,773
New York City, NY, Industrial Development Agency, Revenue Bonds, (FSA),
6.00%, 11/1/15	1,485	1,489
New York State Dormitory Authority, Revenue Bonds, (FSA),
5.10%, 2/15/11	2,075	2,123
Noblesville, IN, High School Building Corp.,
5.00%, 1/10/12	(h)1,000	1,041
5.00%, 7/10/12-7/10/13	3,880	4,066
Noblesville, IN, High School Building Corp., Revenue Bonds, (AMBAC),
Zero Coupon, 2/15/19	1,850	1,098
Norman, OK, Regional Hospital Authority, SAVRS, Revenue Bonds, (MBIA),
3.59%, 9/1/22	(h)4,350	4,350
North Carolina Municipal Power Agency, Electric Revenue Bonds,
6.63%, 1/1/10	850	899
North Side, IN, High School Building Corp., Revenue Bonds, (FSA),
5.25%, 7/15/13	2,910	3,094

North Slope Borough, AK, General Obligation Bonds, (MBIA),
Zero Coupon, 6/30/12	2,900	2,364
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/25	8,900	3,794
Ohio State, Higher Educational Facility Commission (Denison University), Revenue Bonds, (AMBAC),
3.65%, 12/1/34	(h)(n)8,775	8,775
Ohio State, Solid Waste Revenue Bonds,
4.25%, 4/1/33	(h)700	675
Okemos, MI, Public School District, General Obligation Bonds, (MBIA),
Zero Coupon, 5/1/15	900	646
Orange County, FL, Health Facilities Authority, Revenue Bonds, (MBIA),
3.70%, 10/15/26	(h)5,400	5,400
Osceola County, FL, Revenue Bonds, (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,311
Ouachita Parish, LA, West Ouachita Parish School District, Revenue Bonds, (MBIA),
4.70%, 9/1/14	1,020	1,044
Pajaro Valley, CA, Unified School District Certificates, Partnership General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	851
Palm Beach County, FL, School Board, COP,
5.00%, 8/1/11-8/1/13	15,050	15,690
Pearland, TX, Independent School District, General Obligation Bonds, (PSFG),
4.88%, 2/15/19	1,425	1,477
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,648
Pennsylvania Convention Center Authority, Revenue Bonds, (FGIC),
6.70%, 9/1/16	500	568
Pennsylvania State Financing Authority, Aliquippa School District, School Revenue Bonds,
Zero Coupon, 6/1/12	685	553
Pennsylvania State Public School Building Authority, Marple Newtown School District Project, Revenue Bonds, (MBIA),
4.60%, 3/1/15	1,065	1,089
4.70%, 3/1/16	715	734
Philadelphia, PA, Water & Wastewater, Revenue Bonds, (AMBAC),
5.00%, 8/1/11 - 8/1/13	8,005	8,368
Piedmont, SC, Municipal Power Agency, Revenue Bonds, (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	6,979
Pittsburgh, PA, Stadium Authority Lease Revenue Bonds,
6.50%, 4/1/11	105	110
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,052
Port Authority, NY & NJ, Special Obligation Revenue Bonds,
7.00%, 10/1/07	100	100
Regional Transportation District, COP,
5.00%, 12/1/12-12/1/13	14,085	14,765
Rescue Union School District, CA, General Obligation Bonds, (MBIA),
Zero Coupon, 9/1/27	2,000	764
Richardson, TX, Hotel Occupancy Certificates of Obligation, General Obligation Bonds, (FGIC),
5.75%, 2/15/17	1,405	1,468

Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	775
Rincon Valley, CA, Union School District, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/32-8/1/35	9,675	2,695
Riverside, CA, Electric Revenue Bonds, (MBIA),
5.00%, 10/1/11 - 10/1/12	3,380	3,545
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	100	108
Saginaw Valley State University, MI, SAVRS, Revenue Bonds, (MBIA),
3.70%, 7/1/31	(h)(n)10,700	10,700
Saginaw, MI, Hospital Financing Authority, Revenue Bonds, (MBIA),
5.38%, 7/1/19	1,265	1,304
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	681
San Antonio County, TX, Parking System Revenue Bonds, (AMBAC),
5.50%, 8/15/17	700	727
Sanger, TX, Independent School District, General Obligation Bonds, (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,314
Santa Ana, CA, Unified School District, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,122
Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds,
6.63%, 7/1/09	45	46
Seminole County, FL, School Board, COP, (AMBAC),
5.00%, 7/1/11 - 7/1/12	6,750	7,014
Spokane County, WA,
5.00%, 12/1/11	1,000	1,041
Spring, TX, Independent School District, General Obligation Bonds, (PSFG),
5.00%, 8/15/19	1,760	1,812
St. Lucie County, FL, Transportation Revenue Bonds,
5.00%, 8/1/13	1,000	1,049
Steel Valley, PA School District, Allegheny County, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,375
Texas State Turnpike Authority, Revenue Bonds, (AMBAC),
Zero Coupon, 8/15/18	5,700	3,460
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,975	5,854
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	905	991
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,402
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds,
4.38%, 6/1/19	325	327
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,575	1,671
Toledo-Lucas County, OH, Port Authority Revenue Bonds,
6.45%, 12/15/21	900	1,061

Tomball, TX, Independent School District, General Obligation Bonds, (PSFG),
4.75%, 2/15/15	1,205	1,229
Union Elementary School District, CA, General Obligation Bonds, (MBIA),
Zero Coupon, 9/1/27-9/1/28	8,000	3,035
University of Arkansas, Revenue Bonds, (FSA),
4.90%, 12/1/19	2,315	2,401
University of Massachusetts Building Authority, Revenue Bonds, (AMBAC),
5.25%, 11/1/11	2,100	2,209
University of Southern Indiana, IN, Revenue Bonds, (AMBAC),
5.00%, 10/1/09	1,095	1,123
University Of Utah, COP, (AMBAC),
5.00%, 12/1/11-12/1/13	4,040	4,228
Upper Darby Township, PA, General Obligation Bonds, (AMBAC),
Zero Coupon, 7/15/11	525	446
Utah County, UT, Environmental Improvement Revenue Bonds,
5.05%, 11/1/17	(h)170	176
Vancouver, WA Water & Sewer, Revenue Bonds, (MBIA),
4.60%, 6/1/13	1,000	1,005
Vermont Educational & Health Buildings Funding Agency, SAVRS, Revenue Bonds, (FGIC),
3.65%, 9/12/13	(h)4,950	4,950
Victor Elementary School District, CA, General Obligation Bonds, (FGIC),
Zero Coupon, 2/1/30	2,100	708
Virginia State Peninsula Regional Jail Authority, Revenue Bonds, (MBIA),
5.00%, 10/1/12-10/1/13	2,705	2,831
Waco, TX Educational Finance Corp., SAVRS, Revenue Bonds,
3.80%, 2/1/32	(h)(n)12,000	12,000
Wake County Industrial Facilities & Pollution Control Financing Authority, NC, Revenue Bonds, (AMBAC),
3.50%, 5/1/24	(h)8,400	8,400
Warren, MI Consolidated School District, General Obligation Bonds,
4.15%, 5/1/14	1,000	1,002
Washington State Health Care Facilities (Children’s Hospital), Revenue Bonds, (FSA),
4.70%, 10/1/11	1,075	1,095
Washington State Health Care Facilities (Fred Hutchinson), SAVRS, Revenue Bonds, (AMBAC),
3.50%, 1/1/27	(h)7,800	7,800
3.55%, 1/1/33	(h)2,850	2,850
Washington State Health Care Facilities Authority, Revenue Bonds, (AMBAC),
5.13%, 11/15/11	1,000	1,026
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds, (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	5,857
Washington State Recreational Facilities, General Obligation Bonds, (FGIC),
Zero Coupon, 1/1/17	6,900	4,549
Washoe County, NV, General Obligation Bonds, (FSA),
Zero Coupon, 7/1/18	4,235	2,594
Wayne State University, MI, University Revenue Bonds,
3.65%, 11/15/33	(h)4,000	4,000

Wayne State University, MI, SAVRS, Revenue Bonds, (AMBAC),
3.61%, 11/15/32	(h)(n)1,600	1,600
West Contra Costa Unified School District, CA, General Obligation Bonds, (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	9,308
West Ottawa Public School District, MI, General Obligation Bonds,
5.00%, 5/1/21	850	889
West Virginia School Building Authority, (FGIC),
5.00%, 7/1/11 - 7/1/12	8,135	8,467
West Virginia University, Revenue Bonds, (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	966
Western Michigan University, MI, SAVRS, Revenue Bonds,
3.60%, 11/15/32	(h)2,550	2,550
Western Michigan University, MI, SAVRS, Revenue Bonds (MBIA),
3.70%, 11/22/30	(h)(n)9,800	9,800
Will County, IL Community High School District No. 210, Lincoln Way School Building, General Obligation Bonds, (FGIC),
5.00%, 1/1/11	1,155	1,195
William S Hart Union High School District, CA, General Obligation Bonds, (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,775
Winnebago County, IL School District, General Obligation Bonds, (FSA),
Zero Coupon, 1/1/14	3,600	2,740
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, (AMBAC),
5.63%, 2/15/12	1,000	1,065
York County, PA Hospital Authority, SAVRS, Revenue Bonds, (AMBAC),
3.44%, 7/1/21	(h)1800	1,800
Ypsilanti, MI School District, General Obligation Bonds, (FGIC),
4.70%, 5/1/12	1,115	1,129
		757,275
Total Fixed Income Securities (Cost $779,030)		792,739

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
12/07 @ 94.75	2	554
3/08 @ 94.75	1	294
Total Put Options Purchased (Cost $472)		848

	Shares
Preferred Stocks (2.5%)
ABN AMRO North America Capital Funding Trust I	(h)(e)5,875	6,049
Goldman Sachs Group, Inc.	(h)121,000	3,125
International Lease Finance	31	3,125
Pitney Bowes International Holdings, Inc.	34	3,387
U.S. Bancorp	(h)178,000	4,694
Total Preferred Stocks (Cost $20,108)		20,380
Short-Term Investments (2.6%)
Investment Companies (2.1%)
Dreyfus Tax Exempt Cash Management - INS	11,455,972	11,456
Morgan Stanley Institutional Liquidity
Tax-Exempt Portfolio — Institutional Class	(p)5,550,575	5,551
		17,007

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
4.92%, 07/12/07	(j)3,900	3,894
Total Short-Term Investments (Cost $20,901)		20,901
Total Investments + (102.7%) (Cost $820,511)		834,868
Liabilities in Excess of Other Assets (-2.7%)		(22,117)
Net Assets (100%)		$812,751

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2007.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(n)	All or a portion fo the security was pledged to cover securities sold short.

(o)

Perpetual - Security does not have a predetermined maturity date. Rates for these securties are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $94,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $84,970,000 and $79,419,000, respectively.

@	Value is less than $500

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2007.

IO	Interest Only

PAC	Planned Amortization Class

PO	Principal Only

AMBAC	Ambac Assurance Corp.

AGC	Assured Guaranty Corp.

COP	Certificate of Participation

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance Inc.

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guaranteed

SAVRS	Semi-Annual Variable Rate Security

XLCA	XL Capital Assurance

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $820,511,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,357,000 of which $20,666,000 related to appreciated securities and $6,309,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contact(s) open at period end:

Interest Rate Swap Future

								Net
								Unrealized
	Number			Swap	Notional			Appreciation
	of	Value	Expiration	Termination	Amount			(Depreciation)
Counterparty	Contracts	(000)	Date	Date	(000)	Pay	Receive	(000)
Long:
Lehman Brothers	2,928	$299,846	Sep-07	2/2/15	$65,000	fixed rate of	compounded 3
						5.10%, starts	month LIBOR,
						2/9/09	starts 2/9/09	$(4,138)

Bond Index Future

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury Short Bond	616	66,374	Sep-07	$(571)

LIBOR            London Inter Bank Offer Rate

Options Written:

The Portfolio had the following option(s) written open at period end:

Put Options Written on Zero Coupon Swaps:

	Option	Swap	Notional			Premiums
	Expiration	Termination	Amount			Received	Value
Counterparty	Date	Date	(000)	Pay	Receive	(000)	(000)

Bank of America	Jul-07	2/15/22	$7,550	at maturity	compounded 3 month LIBOR	$3,733	$3,266
Bank of America	Jul-08	5/16/22	21,400	at maturity	compounded 3 month LIBOR	10,451	9,122
Goldman Sachs	Sep-09	8/15/21	24,500	at maturity	compounded 3 month LIBOR	12,573	10,920
						$26,757	$23,308

Options written for the nine months ended June 30, 2007 were as follows:

	Total	Total
	Notional	Premiums
	Amount	Received
Options Outstanding - October 1, 2006	$—	$—
Options Written	53,450	26,757
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding - June 30, 2007	$53,450	$26,757

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, July TBA
5.50%, 7/25/37
(Total Proceeds $152,063)	$157,300	$151,721

TBA       To Be Announced

Swap Agreements:

At June 30, 2007, the Portfolio had open swap agreements as follows:

						Net
						Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counter Party	Date	(000)	Type	Pay	Receive	(000)
Citigroup	3/20/12	$1,700	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	$ @—
	3/20/12	700	CDS	fixed rate of 0.43%	upon the occurrence of a negative credit event(1)	@—
	3/16/27	35,000	IRS	fixed rate of 3.97%	USD-BMA Municipal Swap Index	1,330
Goldman Sachs	6/20/10	1,000	CDS	fixed rate of 0.26%	upon the occurrence of a negative credit event(6)	(5)
	12/20/11	1,150	CDS	fixed rate of 0.15%	upon the occurrence of a negative credit event(13)	6
	12/20/11	2,400	CDS	fixed rate of 0.16%	upon the occurrence of a negative credit event(13)	12
	3/20/12	750	CDS	fixed rate of 0.10%	upon the occurrence of a negative credit event(6)	1
	3/20/12	1,885	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(16)	(1)
	3/20/17	1,885	CDS	upon the occurrence of a negative credit event(9)	fixed rate of 2.00%	(70)
JPMorgan Chase	12/20/10	1,000	CDS	upon the occurrence of a negative credit event(17)	fixed rate of 4.15%	74
	6/20/14	710	CDS	fixed rate of 1.18%	upon the occurrence of a negative credit event(21)	5
	6/20/14	2,050	CDS	fixed rate of 1.30%	upon the occurrence of a negative credit event(21)	1
	11/7/21	44,000	IRS	fixed rate of 3.96%	USD-BMA Municipal Swap Index	918
	5/11/27	84,000	IRS	fixed rate of 5.62%	compounded 3 month LIBOR	2,030
Lehman Brothers	12/20/11	1,700	CDS	fixed rate of 0.22%	upon the occurrence of a negative credit event(14)	9
	12/20/11	1,750	CDS	fixed rate of 0.20%	upon the occurrence of a negative credit event(12)	3
	12/20/11	3,550	CDS	fixed rate of 0.12%	upon the occurrence of a negative credit event(15)	1
						$4,314

(1)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Tyco International Ltd, Zero Coupon Bond Maturing 11/17/20.

(6)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Chubb Corp., 6.00% Bond Maturing 11/15/11.

(9)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Residential Capital, LLC, 6.375% Bond Maturing 6/30/10.

(12)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Union Pacific Corp., 6.125% Bond Maturing 1/15/12.

(13)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Motorola, Inc., 6.50% Bond Maturing 9/1/25.

(14)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Southwest Airlines Co., 6.50% Bond Maturing 3/1/12.

(15)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of The Hartford Financial Services Group, Inc., 4.75% Bond Maturing 3/1/14.

(16)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Dell Inc ., 7.10% Bond Maturing 4/15/28.

(17)	Payment of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of General Motors Acceptance Corp., 6.875% Bond Maturing 8/28/12.

(21)	Receipt of $1,000,000 or $10,000,000, in the event of a failure to pay or default, respectively, by the issuer of Belo Corp., 8.00% Bond Maturing 11/1/08.

BMA	– Bond Market Association
CDS	– Credit Default Swap
IRS	– Interest Rate Swap

Morgan Stanley Institutional Fund Trust
U.S. Mid Cap Value Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.4%)
Consumer Discretionary (11.1%)
Amazon.com, Inc.	(a)24,490	$1,675
Apollo Group, Inc., Class A	(a)73,820	4,313
Fortune Brands, Inc.	22,150	1,825
Live Nation, Inc.	(a)203,336	4,551
Newell Rubbermaid, Inc.	111,610	3,285
Office Depot, Inc.	(a)116,880	3,541
		19,190
Consumer Staples (7.4%)
ConAgra Foods, Inc.	162,650	4,369
Estee Lauder Cos., Inc. (The)	91,270	4,154
Rite Aid Corp.	(a)674,650	4,304
		12,827
Energy (9.2%)
Cameron International Corp.	(a)44,070	3,150
El Paso Corp.	237,070	4,085
Hess Corp.	83,730	4,937
Newfield Exploration Co.	(a)81,220	3,699
		15,871
Financials (24.3%)
ACE Ltd.	69,380	4,338
Allied World Assurance Holdings Ltd. (Bermuda)	97,860	5,015
Aspen Insurance Holdings Ltd.	128,470	3,606
Charles Schwab Corp. (The)	162,390	3,332
Conseco, Inc.	(a)119,470	2,496
Hudson City Bancorp, Inc.	290,510	3,550
Invesco plc ADR	145,410	3,759
KKR Financial Holdings LLC REIT	147,530	3,675
Lazard Ltd., Class A	71,840	3,235
Marsh & McLennan Cos., Inc.	151,840	4,689
Northern Trust Corp.	53,270	3,422
People’s United Financial, Inc.	51,470	912
		42,029
Health Care (10.5%)
Affymetrix, Inc.	(a)135,740	3,379
Beckman Coulter, Inc.	68,340	4,420
HealthSouth Corp.	(a)182,928	3,313
Omnicare, Inc.	99,080	3,573
Owens & Minor, Inc.	96,980	3,388
		18,073
Industrials (8.9%)
Goodrich Corp.	84,370	5,025
McDermott International, Inc.	(a)55,100	4,580
Pentair, Inc.	53,010	2,045
Pitney Bowes, Inc.	81,280	3,805
		15,455

Information Technology (8.9%)
Andrew Corp.	(a)131,170	1,894
Diebold, Inc.	113,790	5,940
Flextronics International Ltd.	(a)233,827	2,525
Juniper Networks, Inc.	(a)200,740	5,053
		15,412
Materials (4.7%)
International Flavors & Fragrances, Inc.	84,230	4,392
Valspar Corp.	134,070	3,809
		8,201
Telecommunication Services (1.0%)
Embarq Corp.	26,403	1,673
Utilities (8.4%)
American Electric Power Co., Inc.	70,220	3,163
Constellation Energy Group, Inc.	53,925	4,700
DPL, Inc.	55,600	1,576
Entergy Corp.	14,890	1,598
Wisconsin Energy Corp.	78,540	3,474
		14,511
Total Common Stocks (Cost $138,264)		163,242
Investment Company (1.1%)
StreetTRACKS Gold Trust (Cost $1,657)	(a)30,490	1,960
Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $9,834)	(p)9,834,337	9,834
Total Investments + (101.2%) (Cost $149,755)		175,036
Liabilities in Excess of Other Assets (-1.2%)		(2,159)
Net Assets (100%)		$172,877

(a)	Non-income producing security.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $86,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $29,462,000 and $19,628,000, respectively.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $149,755,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,281,000 of which $27,239,000 related to appreciated securities and $1,958,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust
U.S. Small Cap Value Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.5%)
Basic Resources (5.9%)
Albany International Corp., Class A	311,400	$12,593
Cytec Industries, Inc.	200,600	12,792
Hercules, Inc.	(a)638,235	12,541
Rock-Tenn Co., Class A	237,400	7,530
Silgan Holdings, Inc.	155,800	8,613
		54,069
Consumer Durables (2.7%)
Dayton Superior Corp.	(a)492,600	6,650
General Cable Corp.	(a)124,100	9,401
Jarden Corp.	(a)205,800	8,851
		24,902
Consumer Services (5.0%)
Cenveo, Inc.	(a)591,000	13,705
Consolidated Graphics, Inc.	(a)213,400	14,784
IKON Office Solutions, Inc.	140,100	2,187
Lin TV Corp., Class A	(a)233,300	4,389
Sinclair Broadcast Group, Inc., Class A	716,300	10,186
		45,251
Energy (4.8%)
Denbury Resources, Inc.	(a)296,000	11,100
St. Mary Land & Exploration Co.	261,760	9,586
Superior Energy Services, Inc.	(a)249,830	9,973
Universal Compression Holdings, Inc.	(a)176,720	12,807
		43,466
Financial Services (18.3%)
AerCap Holdings N.V.	(a)247,100	7,907
Alabama National Bancorporation	59,800	3,698
Amtrust Financial Services, Inc.	440,300	8,273
Anthracite Capital, Inc. REIT	869,900	10,178
Conseco, Inc.	(a)628,500	13,129
Employers Holdings, Inc.	415,100	8,817
First Niagara Financial Group, Inc.	476,100	6,237
FTI Consulting, Inc.	(a)333,400	12,679
Greater Bay Bancorp.	203,600	5,668
Integra Bank Corp.	210,100	4,511
LaSalle Hotel Properties REIT	147,800	6,418
Max Capital Group Ltd.	483,440	13,681
MB Financial, Inc.	207,200	7,198
National Financial Partners Corp.	149,600	6,928
NYMAGIC, Inc.	131,100	5,270
Platinum Underwriters Holdings Ltd.	301,000	10,460
ProAssurance Corp.	(a)204,951	11,410
Provident New York Bancorp., Inc.	473,800	6,401
TAL International Group, Inc.	316,602	9,406

United America Indemnity Ltd., Class A	(a)363,709	9,046
		167,315
Food & Tobacco (1.6%)
Corn Products International, Inc.	314,800	14,308
Health Care (8.0%)
Apria Healthcare Group, Inc.	(a)451,230	12,982
Bio-Rad Laboratories, Inc., Class A	(a)180,400	13,633
Perrigo Co.	616,183	12,065
PRA International	(a)605,411	15,317
Sciele Pharma, Inc.	(a)548,941	12,933
Valeant Pharmaceuticals International	350,700	5,853
		72,783
Heavy Industry & Transportation (22.0%)
A.O. Smith Corp.	161,200	6,430
AAR Corp.	(a)289,360	9,552
ACCO Brands Corp.	(a)1,345,920	31,023
Actuant Corp., Class A	151,100	9,528
Acuity Brands, Inc.	216,460	13,048
Aecom Technology Corp.	(a)320,300	7,946
Brink’s Co. (The)	214,700	13,288
CIRCOR International, Inc.	299,372	12,104
Forward Air Corp.	188,200	6,416
Gartner, Inc.	(a)416,900	10,252
Geo Group, Inc. (The)	(a)356,952	10,387
Kaman Corp.	50,688	1,581
MAXIMUS, Inc.	701,670	30,438
Moog, Inc., Class A	(a)271,700	11,985
Pacer International, Inc.	432,100	10,163
Stantec, Inc.	(a)318,806	10,435
Watts Water Technologies, Inc., Class A	170,000	6,370
		200,946
Retail (8.4%)
AFC Enterprises, Inc.	(a)699,400	12,093
Central Garden & Pet Co.	(a)457,214	5,605
Denny’s Corp.	(a)2,424,500	10,789
Landry’s Restaurants, Inc.	223,000	6,748
Lithia Motors, Inc., Class A	237,055	6,007
Maidenform Brands, Inc.	(a)487,219	9,676
Stage Stores, Inc.	471,500	9,883
Tween Brands, Inc.	(a)360,600	16,083
		76,884
Technology (14.8%)
Belden, Inc.	541,650	29,980
Cirrus Logic, Inc.	(a)126,847	1,053
Cognex Corp.	315,500	7,102
DRS Technologies, Inc.	450,100	25,777
Electronics for Imaging, Inc.	(a)740,500	20,897
Microsemi Corp.	(a)350,600	8,397
MSC.Software Corp.	(a)974,400	13,193
MTC Technologies, Inc.	(a)386,027	9,481
Syniverse Holdings, Inc.	(a)502,000	6,456
Tekelec	(a)878,700	12,671
		135,007

Utilities (3.0%)
Avista Corp.	292,821	6,310
Cellcom Israel Ltd.	266,400	7,051
PNM Resources, Inc.	254,650	7,077
UGI Corp.	250,400	6,831
		27,269
Total Common Stocks (Cost $662,539)		862,200
Short-Term Investments (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $51,548)	(p)51,548,171	51,548
Total Investments + (100.2%) (Cost $714,087)		913,748
Liabilities in Excess of Other Assets (-0.2%)		(1,853)
Net Assets (100%)		$911,895

(a)	Non-income producing security.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $382,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $91,579,000 and $40,031,000, respectively.

REIT	Real Estate Investment Trust

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $714,087,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $199,661,000 of which $206,367,000 related to appreciated securities and $6,706,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust
Value Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2007 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.7%)
Consumer Discretionary (12.4%)
Clear Channel Communications, Inc.	83,999	$3,177
Comcast Corp., Class A	(a)587,200	16,512
Gannett Co., Inc.	(c)33,300	1,830
Home Depot, Inc.	58,000	2,282
Liberty Media Corp. - Capital, Class A	(a)46,700	5,496
Liberty Media Corp. - Interactive, Class A	(a)(c)270,700	6,045
Live Nation, Inc.	(a)(c)1	@—
Lowe’s Cos., Inc.	(c)79,200	2,431
News Corp., Inc., Class B	(c)282,500	6,480
Time Warner, Inc.	718,100	15,109
Viacom, Inc., Class B	(a)356,150	14,826
		74,188
Consumer Staples (17.6%)
Altria Group, Inc.	125,700	8,817
Anheuser-Busch Cos., Inc.	89,450	4,666
Cadbury Schweppes plc ADR	218,000	11,837
Coca-Cola Co. (The)	329,800	17,252
CVS Caremark Corp.	248,000	9,040
Kimberly-Clark Corp.	143,100	9,572
Kraft Foods, Inc., Class A	334,450	11,789
Procter & Gamble Co.	58,400	3,573
Unilever N.V. (NY Shares)	423,400	13,134
Wal-Mart Stores, Inc.	314,500	15,131
		104,811
Financials (26.4%)
Aflac, Inc.	74,600	3,834
American International Group, Inc.	97,100	6,800
Bank of America Corp.	390,900	19,111
Bank of New York Mellon Corp. (The)	(a)195,300	8,093
Barclays plc ADR	(c)21,500	1,200
Bear Stearns Cos., Inc. (The)	14,800	2,072
Berkshire Hathaway, Inc., Class B	(a)(c)950	3,425
Chubb Corp.	221,080	11,969
Citigroup, Inc.	449,900	23,075
Fannie Mae	55,200	3,606
Freddie Mac	137,300	8,334
Genworth Financial, Inc.	58,400	2,009
Hartford Financial Services Group, Inc.	26,400	2,601
JPMorgan Chase & Co.	172,600	8,363
MBIA, Inc.	5,600	348
Merrill Lynch & Co., Inc.	80,200	6,703
Metlife, Inc.	82,400	5,313
PNC Financial Services Group, Inc.	73,900	5,290
Torchmark Corp.	52,900	3,544
Travelers Cos., Inc. (The)	75,415	4,035
U.S. Bancorp	94,300	3,107
Wachovia Corp.	(c)298,000	15,273
Wells Fargo & Co.	270,200	9,503
		157,608
Health Care (19.0%)
Abbott Laboratories	159,200	8,525

Boston Scientific Corp.	(a)265,300	4,070
Bristol-Myers Squibb Co.	596,700	18,832
Cardinal Health, Inc.	110,600	7,813
Eli Lilly & Co.	218,900	12,232
GlaxoSmithKline plc ADR	(c)208,300	10,908
Pfizer, Inc.	(c)403,200	10,310
Roche Holding AG ADR	81,800	7,255
Sanofi-Aventis ADR	(c)104,500	4,208
Schering-Plough Corp.	395,800	12,048
Wyeth	295,900	16,967
		113,168
Industrials (1.9%)
General Electric Co.	188,100	7,200
Southwest Airlines Co.	267,600	3,990
		11,190
Information Technology (6.4%)
ASML Holding NV (NY Shares)	(a)15,600	428
Cisco Systems, Inc.	(a)67,300	1,874
Dell, Inc.	(a)320,600	9,153
Flextronics International Ltd.	(a)(c)99,600	1,076
Hewlett-Packard Co.	67,100	2,994
Intel Corp.	193,200	4,591
International Business Machines Corp.	55,400	5,831
KLA-Tencor Corp.	(c)34,200	1,879
Microsoft Corp.	113,200	3,336
Telefonaktiebolaget LM Ericsson ADR	(c)54,200	2,162
Texas Instruments, Inc.	70,900	2,668
Western Union Co. (The)	105,300	2,193
		38,185
Materials (8.5%)
Alcoa, Inc.	253,900	10,291
E.I. Du Pont de Nemours & Co.	280,200	14,245
International Paper Co.	(c)546,723	21,349
Rohm & Haas Co.	85,200	4,659
		50,544
Telecommunication Services (4.5%)
AT&T, Inc.	218,500	9,068
Verizon Communications, Inc.	427,300	17,592
		26,660
Total Common Stocks (Cost $488,491)		576,354

	Face
	Amount
	(000)
Short-Term Investments (7.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.8%)
AIG Match Funding Corp.,
5.30%, 7/17/07	$ (h)1,002	1,002
Alliance & Leicester plc,
5.33%, 7/9/07	(h)716	716
Anglo Irish Bank Corp. plc,
5.35%, 7/9/07	(q)348	348
Bancaja,
5.36%, 7/19/07	(h)358	358
Banco Bilbao Vizcaya Argentaria,
5.44%, 7/2/07	48	48
Bank of New York Co., Inc.,
5.32%, 7/10/07	(h)358	358
BASF AG,
5.36%, 10/22/07	(h)358	358

Bear Stearns & Co., Inc.,
5.38%, 7/16/07	(h)716	716
BNP Paribas plc,
5.35%, 8/20/07	(h)716	716
CAM U.S. Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)1,432	1,432
CIC, New York,
5.30%, 7/3/07	(h)501	501
CIT Group Holdings,
5.37%, 7/18/07	(h)1,289	1,289
Credit Suisse First Boston, New York,
5.32%, 7/2/07	(h)716	716
Dexia Bank, New York,
5.32%, 7/2/07	(h)716	716
Dresdner Bank, London,
5.42%, 7/2/07	(q)1,432	1,432
Ebbets Funding LLC,
5.32%, 7/17/07	730	730
First Tennesse Bank,
5.33%, 7/17/07	(h)358	358
5.34%, 7/17/07	(h)1,432	1,432
Glitner Banki hf,
5.35%, 7/20/07	(h)720	720
Goldman Sachs Group, Inc.,
5.37%, 7/16/07	(h)358	358
5.50%, 7/2/07	(h)673	673
HSBC Finance Corp.,
5.33%, 7/6/07	(h)358	358
IBM Corp.,
5.29%, 7/9/07	(h)1,432	1,432
Macquarie Bank Ltd.,
5.34%, 7/23/07	(h)716	716
Marshall & Ilsley Bank,
5.37, 12/17/07	718	718
Merrill Lynch & Co.,
5.45%, 7/2/07	(h)430	430
Metropolitan Life Global Funding,
5.31%, 7/23/07	(h)1,074	1,074
Natexis Banques Populaires, New York,
5.33%, 7/2/07	(h)716	716
National Australia Bank Ltd.,
5.31%, 7/9/07	(h)544	544
National Bank Canada,
5.31%, 7/2/07	(h)1,432	1,432
National City Bank Cleveland,
5.32%, 7/2/07	(h)358	358
National Rural Utilities Cooperative Finance Corp.,
5.33%, 7/2/07	(h)1,432	1,432
Nationwide Building Society,
5.44%, 9/28/07	(h)830	830
Norinchukin Bank New York,
5.32%, 7/26/07	1,431	1,431
Old Line Funding,
5.32%, 7/24/07	(q)713	713
Rheingold Securitization,
5.32%, 7/16/07	(q)707	707
Scaldis Capital LLC,
5.34%, 7/20/07	(q)577	577
5.34%, 7/23/07	(q)356	356
Sheffield Receivable Corp.,
5.31%, 7/12/07	(q)1,782	1,782

Skandi, New York,
5.32%, 7/9/07	(h)716	716
Societe Generale, New York,
5.30%, 7/31/07	(h)1,718	1,718
Ticonderoga Funding LLC,
5.34%, 7/25/07	(q)475	475
Unicredito Delaware, Inc.,
5.33%, 7/16/07	(h)787	787
Unicredito Italiano Bank (Ireland) plc,
5.34%, 7/9/07	(h)501	501
		34,780

	Shares
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity
Government Portfolio — Institutional Class	(p)7,568,770	7,569
Total Short-Term Investments (Cost $42,349)		42,349
Total Investments + (103.8%) (Cost $530,840) — including $33,955 of Securities Loaned		618,703
Liabilities in Excess of Other Assets (-3.8%)		(22,400)
Net Assets (100%)		$596,303

(a)	Non-income producing security.

(c)

All or a portion of security on loan at June 30, 2007. At June 30, 2007, the Portfolio had loaned securities with a total value of $33,955,000. This was secured by collateral of $34,780,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2007.

(p)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2007, advisory fees paid were reduced by $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled $184,000. During the period ended June 30, 2007, cost of purchases and sales in the Liquidity Fund were $44,367,000 and $36,798,000, respectively.

(q)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt

@	Value is less than $500.

+

At June 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $530,840,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $87,863,000 of which $91,317,000 related to appreciated securities and $3,454,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 9, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 9, 2007